UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-24019
Victory Portfolios IV
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway, San Antonio, Texas 78256
(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Victory Capital Management Inc.
60 State Street, Boston, MA 02109
(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 539-3863
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Victory Pioneer Disciplined Growth Fund
Class A / PINDX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Disciplined Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.96%^
^	Annualized
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$2,054,593,152%
Total number of portfolio holdings	45^^
Portfolio turnover rate	37%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of February 28, 2025 ) *
Common Stocks	100.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Disciplined Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Disciplined Growth Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser (the “Transaction”). All portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-235-8396 or visit vcm.com/contact-us.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-235-8396 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34160-00-A-0425

Victory Pioneer Disciplined Growth Fund
Class C / INDCX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Disciplined Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.76%^
^	Annualized
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$2,054,593,152%
Total number of portfolio holdings	45^^
Portfolio turnover rate	37%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of February 28, 2025 ) *
Common Stocks	100.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Disciplined Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Disciplined Growth Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser (the “Transaction”). All portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-235-8396 or visit vcm.com/contact-us.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-235-8396 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34161-00-C-0425

Victory Pioneer Disciplined Growth Fund
Class R6 / INKDX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Disciplined Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6+	$36	0.71%^
+	Effective April 1, 2025, Class K shares of the Predecessor Fund were reorganized into Class R6 shares of the Fund. See “Material Fund Changes” below.
^	Annualized
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$2,054,593,152%
Total number of portfolio holdings	45^^
Portfolio turnover rate	37%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of February 28, 2025 ) *
Common Stocks	100.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Disciplined Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Disciplined Growth Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser (the “Transaction”). All portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-235-8396 or visit vcm.com/contact-us.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-235-8396 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34162-00-K-0425

Victory Pioneer Disciplined Growth Fund
Class Y / INYDX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Disciplined Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$41	0.81%^
^	Annualized
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$2,054,593,152%
Total number of portfolio holdings	45^^
Portfolio turnover rate	37%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of February 28, 2025 ) *
Common Stocks	100.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Disciplined Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Disciplined Growth Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser (the “Transaction”). All portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-235-8396 or visit vcm.com/contact-us.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-235-8396 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34163-00-Y-0425

Victory Pioneer Global Equity Fund
Class A / GLOSX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Global Equity Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.11%^
^	Annualized
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$537,418,925%
Total number of portfolio holdings	66^^
Portfolio turnover rate	31%
^^	Excluding short-term investments and all derivative contracts.
GEOGRAPHIC DISTRIBUTION
(as of February 28, 2025 )*
United States	53.5%
United Kingdom	9.6%
Japan	8.2%
South Korea	6.9%
Ireland	3.9%
France	3.5%
Netherlands	3.5%
Canada	2.9%
Germany	2.9%
Italy	2.4%
Denmark	1.3%
Other (individually less than 1.0%)	1.4%
*	As a percentage of total investments excluding short-term investments and all derivative contracts.

Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Global Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Global Equity Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser (the “Transaction”). All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-235-8396 or visit vcm.com/contact-us.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-235-8396 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34152-00-A-0425

Victory Pioneer Global Equity Fund
Class C / GCSLX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Global Equity Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.85%^
^	Annualized
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$537,418,925%
Total number of portfolio holdings	66^^
Portfolio turnover rate	31%
^^	Excluding short-term investments and all derivative contracts.
GEOGRAPHIC DISTRIBUTION
(as of February 28, 2025 )*
United States	53.5%
United Kingdom	9.6%
Japan	8.2%
South Korea	6.9%
Ireland	3.9%
France	3.5%
Netherlands	3.5%
Canada	2.9%
Germany	2.9%
Italy	2.4%
Denmark	1.3%
Other (individually less than 1.0%)	1.4%
*	As a percentage of total investments excluding short-term investments and all derivative contracts.

Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Global Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Global Equity Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser (the “Transaction”). All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-235-8396 or visit vcm.com/contact-us.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-235-8396 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34153-00-C-0425

Victory Pioneer Global Equity Fund
Class R6 / PGEKX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Global Equity Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6+	$38	0.75%^
+	Effective April 1, 2025, Class K shares of the Predecessor Fund were reorganized into Class R6 shares of the Fund. See “Material Fund Changes” below.
^	Annualized
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$537,418,925%
Total number of portfolio holdings	66^^
Portfolio turnover rate	31%
^^	Excluding short-term investments and all derivative contracts.
GEOGRAPHIC DISTRIBUTION
(as of February 28, 2025 )*
United States	53.5%
United Kingdom	9.6%
Japan	8.2%
South Korea	6.9%
Ireland	3.9%
France	3.5%
Netherlands	3.5%
Canada	2.9%
Germany	2.9%
Italy	2.4%
Denmark	1.3%
Other (individually less than 1.0%)	1.4%
*	As a percentage of total investments excluding short-term investments and all derivative contracts.

Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Global Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Global Equity Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser (the “Transaction”). All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-235-8396 or visit vcm.com/contact-us.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-235-8396 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34154-00-K-0425

Victory Pioneer Global Equity Fund
Class Y / PGSYX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Global Equity Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$38	0.75%^
^	Annualized
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$537,418,925%
Total number of portfolio holdings	66^^
Portfolio turnover rate	31%
^^	Excluding short-term investments and all derivative contracts.
GEOGRAPHIC DISTRIBUTION
(as of February 28, 2025 )*
United States	53.5%
United Kingdom	9.6%
Japan	8.2%
South Korea	6.9%
Ireland	3.9%
France	3.5%
Netherlands	3.5%
Canada	2.9%
Germany	2.9%
Italy	2.4%
Denmark	1.3%
Other (individually less than 1.0%)	1.4%
*	As a percentage of total investments excluding short-term investments and all derivative contracts.

Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Global Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Global Equity Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser (the “Transaction”). All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-235-8396 or visit vcm.com/contact-us.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-235-8396 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34156-00-Y-0425

Victory Pioneer Short Term Income Fund
Class A / STABX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Short Term Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.74%^
^	Annualized
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$1,270,722,530%
Total number of portfolio holdings	904^^
Portfolio turnover rate	11%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of February 28, 2025 ) *
Corporate Bonds	41.8%
Asset Backed Securities	29.3%
U.S. Government and Agency Obligations	10.3%
Collateralized Mortgage Obligations	9.4%
Commercial Mortgage-Backed Securities	8.6%
Senior Secured Floating Rate Loan Interests	0.4%
Insurance-Linked Securities	0.2%
*	As a percentage of total investments excluding short‑ term investments, TBA sales commitments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Short Term Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Short Term Income Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser (the “Transaction”). All portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-235-8396 or visit vcm.com/contact-us.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-235-8396 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34169-00-A-0425

Victory Pioneer Short Term Income Fund
Class C / STIIX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Short Term Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$50	0.99%^
^	Annualized
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$1,270,722,530%
Total number of portfolio holdings	904^^
Portfolio turnover rate	11%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of February 28, 2025 ) *
Corporate Bonds	41.8%
Asset Backed Securities	29.3%
U.S. Government and Agency Obligations	10.3%
Collateralized Mortgage Obligations	9.4%
Commercial Mortgage-Backed Securities	8.6%
Senior Secured Floating Rate Loan Interests	0.4%
Insurance-Linked Securities	0.2%
*	As a percentage of total investments excluding short‑ term investments, TBA sales commitments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Short Term Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Short Term Income Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser (the “Transaction”). All portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-235-8396 or visit vcm.com/contact-us.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-235-8396 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34170-00-C-0425

Victory Pioneer Short Term Income Fund
Class R6 / STIKX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Short Term Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6+	$21	0.41%^
+	Effective April 1, 2025, Class K shares of the Predecessor Fund were reorganized into Class R6 shares of the Fund. See “Material Fund Changes” below.
^	Annualized
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$1,270,722,530%
Total number of portfolio holdings	904^^
Portfolio turnover rate	11%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of February 28, 2025 ) *
Corporate Bonds	41.8%
Asset Backed Securities	29.3%
U.S. Government and Agency Obligations	10.3%
Collateralized Mortgage Obligations	9.4%
Commercial Mortgage-Backed Securities	8.6%
Senior Secured Floating Rate Loan Interests	0.4%
Insurance-Linked Securities	0.2%
*	As a percentage of total investments excluding short‑ term investments, TBA sales commitments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Short Term Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Short Term Income Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser (the “Transaction”). All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-235-8396 or visit vcm.com/contact-us.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-235-8396 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34172-00-K-0425

Victory Pioneer Short Term Income Fund
Class Y / PSHYX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Short Term Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$23	0.46%^
^	Annualized
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$1,270,722,530%
Total number of portfolio holdings	904^^
Portfolio turnover rate	11%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of February 28, 2025 ) *
Corporate Bonds	41.8%
Asset Backed Securities	29.3%
U.S. Government and Agency Obligations	10.3%
Collateralized Mortgage Obligations	9.4%
Commercial Mortgage-Backed Securities	8.6%
Senior Secured Floating Rate Loan Interests	0.4%
Insurance-Linked Securities	0.2%
*	As a percentage of total investments excluding short‑ term investments, TBA sales commitments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Short Term Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Short Term Income Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser (the “Transaction”). All portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-235-8396 or visit vcm.com/contact-us.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-235-8396 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34173-00-Y-0425
Victory Capital Management

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds	• Accounting research assistance • SEC consultation, registration statements, and reporting
• Tax accrual related matters
• Implementation of new accounting standards
• Compliance letters (e.g. rating agency letters)
• Regulatory reviews and assistance regarding financial matters
• Semi-annual reviews (if requested)
• Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES	Services which are not prohibited under Rule 210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)	• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•  Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

III. TAX SERVICES	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.	• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES

PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.	1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 7 of this Form.

Included in Item 7

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Victory Pioneer Disciplined Growth Fund*
Semi-Annual: Full Financials
February 28, 2025
* Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Disciplined Growth Fund (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Disciplined Growth Fund.

visit us: www.vcm.com

Victory Pioneer Disciplined Growth Fund | Semi-Annual | 2/28/251

Schedule of Investments  |  2/28/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.0%
	Common Stocks — 99.7% of Net Assets
	Aerospace & Defense — 1.8%
137,494	HEICO Corp.	$ 36,391,912
	Total Aerospace & Defense	$36,391,912

	Biotechnology — 1.6%
50,017(a)	Alnylam Pharmaceuticals, Inc.	$ 12,341,695
90,303(a)	Natera, Inc.	14,050,244
90,416(a)	Vaxcyte, Inc.	6,602,176
	Total Biotechnology	$32,994,115

	Broadline Retail — 7.4%
717,225(a)	Amazon.com, Inc.	$ 152,252,523
	Total Broadline Retail	$152,252,523

	Capital Markets — 1.1%
295,508	Charles Schwab Corp.	$ 23,501,751
	Total Capital Markets	$23,501,751

	Chemicals — 5.9%
173,251	Air Products and Chemicals, Inc.	$ 54,773,304
182,834	Sherwin-Williams Co.	66,235,273
	Total Chemicals	$121,008,577

	Communications Equipment — 0.5%
120,655(a)	Arista Networks, Inc.	$ 11,226,948
	Total Communications Equipment	$11,226,948

	Construction Materials — 2.6%
523,217	CRH Plc	$ 53,640,207
	Total Construction Materials	$53,640,207

	Consumer Finance — 1.8%
124,706	American Express Co.	$ 37,531,518
	Total Consumer Finance	$37,531,518

	Distributors — 1.0%
60,022	Pool Corp.	$ 20,827,634
	Total Distributors	$20,827,634

	Electrical Equipment — 4.3%
136,843	Eaton Corp. Plc	$ 40,138,789
68,358	Rockwell Automation, Inc.	19,629,000
296,598	Vertiv Holdings Co., Class A	28,227,231
	Total Electrical Equipment	$87,995,020

The accompanying notes are an integral part of these financial statements.
2Victory Pioneer Disciplined Growth Fund | Semi-Annual | 2/28/25

Shares		Value
	Electronic Equipment, Instruments & Components — 3.4%
434,707(a)	Keysight Technologies, Inc.	$ 69,348,808
	Total Electronic Equipment, Instruments & Components	$69,348,808

	Entertainment — 1.7%
245,454(a)	Live Nation Entertainment, Inc.	$ 35,188,285
	Total Entertainment	$35,188,285

	Financial Services — 8.4%
301,165(a)	Fiserv, Inc.	$ 70,981,579
279,138	Visa, Inc., Class A	101,246,144
	Total Financial Services	$172,227,723

	Food Products — 0.4%
72,733(a)	Freshpet, Inc.	$ 7,784,613
	Total Food Products	$7,784,613

	Health Care Equipment & Supplies — 1.8%
154,078	ResMed, Inc.	$ 35,980,295
	Total Health Care Equipment & Supplies	$35,980,295

	Hotels, Restaurants & Leisure — 2.2%
839,040(a)	Chipotle Mexican Grill, Inc.	$ 45,282,989
	Total Hotels, Restaurants & Leisure	$45,282,989

	Interactive Media & Services — 10.7%
878,689	Alphabet, Inc., Class A	$ 149,623,163
103,770	Meta Platforms, Inc., Class A	69,339,114
	Total Interactive Media & Services	$218,962,277

	IT Services — 0.5%
35,665(a)	MongoDB, Inc.	$ 9,537,891
	Total IT Services	$9,537,891

	Oil, Gas & Consumable Fuels — 2.3%
203,021	Cheniere Energy, Inc.	$ 46,402,480
	Total Oil, Gas & Consumable Fuels	$46,402,480

	Pharmaceuticals — 4.6%
103,531	Eli Lilly & Co.	$ 95,313,744
	Total Pharmaceuticals	$95,313,744

	Semiconductors & Semiconductor Equipment — 12.1%
343,919(a)	Advanced Micro Devices, Inc.	$ 34,343,751
123,936	Applied Materials, Inc.	19,590,564
36,326	ASML Holding NV	25,758,040
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Disciplined Growth Fund | Semi-Annual | 2/28/253

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Shares		Value
	Semiconductors & Semiconductor Equipment — (continued)
355,468	Broadcom, Inc.	$ 70,890,983
300,617	NVIDIA Corp.	37,553,076
312,776	Texas Instruments, Inc.	61,300,968
	Total Semiconductors & Semiconductor Equipment	$249,437,382

	Software — 17.3%
118,084(a)	Adobe, Inc.	$ 51,786,919
32,546(a)	ANSYS, Inc.	10,845,955
189,159(a)	Autodesk, Inc.	51,869,289
98,402(a)	Datadog, Inc., Class A	11,468,753
20,408(a)	HubSpot, Inc.	14,775,188
235,880	Microsoft Corp.	93,642,001
374,906	Oracle Corp.	62,256,890
151,655(a)	Palo Alto Networks, Inc.	28,879,662
32,690(a)	ServiceNow, Inc.	30,393,854
	Total Software	$355,918,511

	Technology Hardware, Storage & Peripherals — 4.6%
303,863	Apple, Inc.	$ 73,486,228
393,141(a)	Pure Storage, Inc., Class A	20,628,108
	Total Technology Hardware, Storage & Peripherals	$94,114,336

	Trading Companies & Distributors — 1.7%
195,101	Ferguson Enterprises, Inc.	$ 34,630,427
	Total Trading Companies & Distributors	$34,630,427

	Total Common Stocks (Cost $1,597,327,587)	$2,047,499,966

The accompanying notes are an integral part of these financial statements.
4Victory Pioneer Disciplined Growth Fund | Semi-Annual | 2/28/25

Shares		Value

	SHORT TERM INVESTMENTS — 0.3% of Net Assets
	Open-End Fund — 0.3%
6,675,285(b)	Dreyfus Government Cash Management, Institutional Shares, 4.23%	$ 6,675,285
		$6,675,285

	TOTAL SHORT TERM INVESTMENTS (Cost $6,675,285)	$6,675,285

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.0% (Cost $1,604,002,872)	$2,054,175,251
	OTHER ASSETS AND LIABILITIES — 0.0%†	$417,901
	net assets — 100.0%	$2,054,593,152

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at February 28, 2025.
†	Amount rounds to less than 0.1%.
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the six months ended February 28, 2025, aggregated $760,581,112 and $803,363,047, respectively.
At February 28, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $1,608,867,611 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$481,842,249
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(36,534,609)
Net unrealized appreciation	$445,307,640
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Disciplined Growth Fund | Semi-Annual | 2/28/255

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$2,047,499,966	$—	$—	$2,047,499,966
Open-End Fund	6,675,285	—	—	6,675,285
Total Investments in Securities	$2,054,175,251	$—	$—	$2,054,175,251
During the period ended February 28, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer Disciplined Growth Fund | Semi-Annual | 2/28/25

Statement of Assets and Liabilities  |  2/28/25
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $1,604,002,872)	$2,054,175,251
Receivables —
Fund shares sold	654,976
Dividends	796,633
Other assets	62,507
Total assets	$2,055,689,367
LIABILITIES:
Payables —
Fund shares repurchased	$607,034
Distributions	49
Trustees’ fees	15,204
Professional fees	87,622
Transfer agent fees	105,928
Printing fees	8,955
Custodian fees	8,263
Management fees	105,296
Administrative expenses	65,208
Distribution fees	40,602
Accrued expenses	52,054
Total liabilities	$1,096,215
NET ASSETS:
Paid-in capital	$1,587,375,807
Distributable earnings	467,217,345
Net assets	$2,054,593,152
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $1,924,932,626/105,634,021 shares)	$18.22
Class C* (based on $13,402,492/1,116,684 shares)	$12.00
Class K* (based on $13,729/708 shares)	$19.39
Class Y* (based on $116,244,305/5,991,482 shares)	$19.40
MAXIMUM OFFERING PRICE PER SHARE:
Class A* (based on $18.22 net asset value per share/100%-5.75%maximum sales charge)	$19.33

*	Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6 and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Disciplined Growth Fund | Semi-Annual | 2/28/257

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 2/28/25
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $8,598)	$7,613,292
Interest from unaffiliated issuers	29,024
Total Investment Income		$7,642,316
EXPENSES:
Management fees	$6,532,333
Administrative expenses	388,128
Transfer agent fees
Class A*	192,699
Class C*	3,420
Class K*	2
Class Y*	67,008
Distribution fees
Class A*	2,453,209
Class C*	65,125
Shareholder communications expense	37,926
Custodian fees	9,995
Registration fees	28,482
Professional fees	47,159
Printing expense	28,050
Officers’ and Trustees’ fees	52,352
Insurance expense	14,885
Miscellaneous	85,329
Total expenses		$10,006,102
Net investment income (loss)		$(2,363,786)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers		$24,284,194
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers		$65,051,386
Net realized and unrealized gain (loss) on investments		$89,335,580
Net increase in net assets resulting from operations		$86,971,794
*	Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6 and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
8Victory Pioneer Disciplined Growth Fund | Semi-Annual | 2/28/25

Statements of Changes in Net Assets
	Six Months Ended 2/28/25 (unaudited)	Year Ended 8/31/24
FROM OPERATIONS:
Net investment income (loss)	$(2,363,786)	$4,529,116
Net realized gain (loss) on investments	24,284,194	145,114,509
Change in net unrealized appreciation (depreciation) on investments	65,051,386	226,375,229
Net increase in net assets resulting from operations	$86,971,794	$376,018,854
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($1.16 and $0.03 per share, respectively)	$(118,294,953)	$(2,988,067)
Class C* ($1.12 and $— per share, respectively)	(1,104,741)	—
Class K* ($1.17 and $0.06 per share, respectively)	(787)	(37)
Class Y* ($1.17 and $0.05 per share, respectively)	(6,854,774)	(503,092)
Total distributions to shareholders	$(126,255,255)	$(3,491,196)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$30,674,792	$110,275,643
Reinvestment of distributions	125,088,578	3,455,139
Cost of shares repurchased	(113,803,643)	(302,846,300)
Net increase (decrease) in net assets resulting from Fund share transactions	$41,959,727	$(189,115,518)
Net increase in net assets	$2,676,266	$183,412,140
NET ASSETS:
Beginning of period	$2,051,916,886	$1,868,504,746
End of period	$2,054,593,152	$2,051,916,886
*	Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6 and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Disciplined Growth Fund | Semi-Annual | 2/28/259

Statements of Changes in Net Assets
(continued)
	Six Months Ended 2/28/25 Shares (unaudited)	Six Months Ended 2/28/25 Amount (unaudited)	Year Ended 8/31/24 Shares	Year Ended 8/31/24 Amount
Class A*
Shares sold	869,306	$16,375,550	2,005,372	$33,220,391
Reinvestment of distributions	6,181,549	117,251,295	182,108	2,961,070
Less shares repurchased	(4,971,096)	(93,925,665)	(9,237,359)	(154,726,517)
Net increase (decrease)	2,079,759	$39,701,180	(7,049,879)	$(118,545,056)
Class C*
Shares sold	111,745	$1,377,383	151,838	$1,685,030
Reinvestment of distributions	88,379	1,104,741	—	—
Less shares repurchased	(65,834)	(820,318)	(176,040)	(2,005,953)
Net increase (decrease)	134,290	$1,661,806	(24,202)	$(320,923)
Class K*
Shares sold	—	$—	—	$—
Reinvestment of distributions	39	781	1	31
Less shares repurchased	—	—	—	—
Net increase	39	$781	1	$31
Class Y*
Shares sold	640,157	$12,921,859	4,503,496	$75,370,222
Reinvestment of distributions	333,504	6,731,761	28,673	494,038
Less shares repurchased	(949,944)	(19,057,660)	(7,850,584)	(146,113,830)
Net increase (decrease)	23,717	$595,960	(3,318,415)	$(70,249,570)
*	Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6 and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
10Victory Pioneer Disciplined Growth Fund | Semi-Annual | 2/28/25

Financial Highlights
	Six Months Ended 2/28/25 (unaudited)	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20
Class A*
Net asset value, beginning of period	$18.56	$15.42	$13.97	$21.98	$21.71	$16.92
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$(0.02)	$0.04	$0.05	$0.01	$(0.01)	$0.01
Net realized and unrealized gain (loss) on investments	0.84	3.13	2.32	(2.29)	5.35	5.70
Net increase (decrease) from investment operations	$0.82	$3.17	$2.37	$(2.28)	$5.34	$5.71
Distributions to shareholders:
Net investment income	$(0.04)	$(0.03)	$(0.03)	$—	$(0.00)(b)	$(0.03)
Net realized gain	(1.12)	—	(0.89)	(5.73)	(5.07)	(0.89)
Total distributions	$(1.16)	$(0.03)	$(0.92)	$(5.73)	$(5.07)	$(0.92)
Net increase (decrease) in net asset value	$(0.34)	$3.14	$1.45	$(8.01)	$0.27	$4.79
Net asset value, end of period	$18.22	$18.56	$15.42	$13.97	$21.98	$21.71
Total return (c)	4.19%(d)	20.57%(e)	18.18%	(14.84)%(f)	30.02%	35.17%
Ratio of net expenses to average net assets	0.96%(g)	0.98%	1.01%	1.00%	1.02%	1.05%
Ratio of net investment income (loss) to average net assets	(0.23)%(g)	0.22%	0.37%	0.07%	(0.04)%	0.03%
Portfolio turnover rate	37%(d)	84%	126%	112%	117%	101%
Net assets, end of period (in thousands)	$1,924,933	$1,922,057	$1,706,046	$1,529,842	$1,937,041	$1,596,477
*	Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Amount rounds to less than $0.01 or $(0.01) per share.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(d)	Not annualized.
(e)	For the year ended August 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class A’s total return was less than 0.005%.
(f)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended August 31, 2022, the total return would have been (14.90)%.
(g)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Disciplined Growth Fund | Semi-Annual | 2/28/2511

Financial Highlights  (continued)
	Six Months Ended 2/28/25 (unaudited)	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20
Class C*
Net asset value, beginning of period	$12.60	$10.54	$9.88	$17.28	$18.22	$14.42
Increase (decrease) from investment operations:(a)
Net investment income (loss) (b)	$(0.06)	$(0.07)	$(0.04)	$(0.09)	$(0.14)	$(0.11)
Net realized and unrealized gain (loss) on investments	0.58	2.13	1.59	(1.58)	4.27	4.80
Net increase (decrease) from investment operations	$0.52	$2.06	$1.55	$(1.67)	$4.13	$4.69
Distributions to shareholders:
Net realized gain	$(1.12)	$—	$(0.89)	$(5.73)	$(5.07)	$(0.89)
Total distributions	$(1.12)	$—	$(0.89)	$(5.73)	$(5.07)	$(0.89)
Net increase (decrease) in net asset value	$(0.60)	$2.06	$0.66	$(7.40)	$(0.94)	$3.80
Net asset value, end of period	$12.00	$12.60	$10.54	$9.88	$17.28	$18.22
Total return (c)	3.79%(d)	19.55%(e)	17.28%	(15.51)%(f)	28.90%	34.12%
Ratio of net expenses to average net assets	1.76%(g)	1.80%	1.83%	1.81%	1.84%	1.83%
Ratio of net investment income (loss) to average net assets	(1.03)%(g)	(0.60)%	(0.46)%	(0.74)%	(0.86)%	(0.75)%
Portfolio turnover rate	37%(d)	84%	126%	112%	117%	101%
Net assets, end of period (in thousands)	$13,402	$12,380	$10,609	$8,968	$11,533	$13,036
*	Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
(a)	The amount shown for a share outstanding does not correspond with net investment income on the Statement of Operations for the period due to timing of the sales and repurchase of shares.
(b)	The per-share data presented above is based on the average shares outstanding for the period presented.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(d)	Not annualized.
(e)	For the year ended August 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class C’s total return was less than 0.005%.
(f)	For the year ended August 31, 2022, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class C’s total return was less than 0.005%.
(g)	Annualized.
The accompanying notes are an integral part of these financial statements.
12Victory Pioneer Disciplined Growth Fund | Semi-Annual | 2/28/25

	Six Months Ended 2/28/25 (unaudited)	Year Ended 8/31/24	5/31/23* to 8/31/23
Class K**
Net asset value, beginning of period	$19.67	$16.35	$14.95
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.00(b)	$0.05	$0.03
Net realized and unrealized gain (loss) on investments	0.89	3.33	1.37
Net increase (decrease) from investment operations	$0.89	$3.38	$1.40
Net investment income	(0.05)	(0.06)	—
Net realized gain	(1.12)	—	—
Total distributions	$(1.17)	$(0.06)	$—
Net increase (decrease) in net asset value	$(0.28)	$3.32	$1.40
Net asset value, end of period	$19.39	$19.67	$16.35
Total return (c)	4.32%(d)	20.69%	9.37%(d)
Ratio of net expenses to average net assets	0.71%(e)	0.91%	0.72%(e)
Ratio of net investment income (loss) to average net assets	0.01%(e)	0.29%	0.72%(e)
Portfolio turnover rate	37%(d)	84%	126%(d)
Net assets, end of period (in thousands)	$14	$13	$11
*	Class K commenced operations on May 31, 2023.
**	Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Amount rounds to less than $0.01 per share.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(d)	Not annualized.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Disciplined Growth Fund | Semi-Annual | 2/28/2513

Financial Highlights  (continued)
	Six Months Ended 2/28/25 (unaudited)	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20
Class Y*
Net asset value, beginning of period	$19.68	$16.35	$14.76	$22.90	$22.38	$17.41
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$(0.01)	$0.06	$0.08	$0.03	$0.03	$0.05
Net realized and unrealized gain (loss) on investments	0.90	3.32	2.46	(2.44)	5.56	5.88
Net increase (decrease) from investment operations	$0.89	$3.38	$2.54	$(2.41)	$5.59	$5.93
Distributions to shareholders:
Net investment income	$(0.05)	$(0.05)	$(0.06)	$—	$(0.00)(b)	$(0.07)
Net realized gain	(1.12)	—	(0.89)	(5.73)	(5.07)	(0.89)
Total distributions	$(1.17)	$(0.05)	$(0.95)	$(5.73)	$(5.07)	$(0.96)
Net increase (decrease) in net asset value	$(0.28)	$3.33	$1.59	$(8.14)	$0.52	$4.97
Net asset value, end of period	$19.40	$19.68	$16.35	$14.76	$22.90	$22.38
Total return (c)	4.29%(d)	20.69%(e)	18.45%	(14.81)%(f)	30.28%	35.51%
Ratio of net expenses to average net assets	0.81%(g)	0.83%	0.83%	0.84%	0.82%	0.81%
Ratio of net investment income (loss) to average net assets	(0.08)%(g)	0.36%	0.55%	0.19%	0.15%	0.28%
Portfolio turnover rate	37%(d)	84%	126%	112%	117%	101%
Net assets, end of period (in thousands)	$116,244	$117,467	$151,839	$67,956	$26,677	$57,324
*	Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Amount rounds to less than $0.01 or $(0.01) per share.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(d)	Not annualized.
(e)	For the year ended August 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class Y’s total return was less than 0.005%.
(f)	For the year ended August 31, 2022, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class Y’s total return was less than 0.005%.
(g)	Annualized.
The accompanying notes are an integral part of these financial statements.
14Victory Pioneer Disciplined Growth Fund | Semi-Annual | 2/28/25

Notes to Financial Statements  |  2/28/25
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer Disciplined Growth Fund (the “Fund”) is one of 29 portfolios comprising Victory Portfolios IV Trust (the “Trust”), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund, which commenced operations on April 1, 2025, is the successor to Pioneer Disciplined Value Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of Class A, Class C, Class K and Class Y shares in exchange for the Fund’s Class A, Class C, Class R6 and Class Y shares, respectively, on April 1, 2025, in a one-to-one exchange ratio, pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. Accordingly, the Reorganization, which was a tax-free exchange, had no effect on the Fund’s operations. The Fund’s investment objective is to seek long-term capital growth.
The Fund offers four classes of shares designated as Class A, Class C, Class R6 and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Trust Instrument of the Trust gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class R6 shares or Class Y shares.
Victory Capital Management Inc. (“VCM” or the “Adviser”), the Fund’s investment adviser, is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC. Victory Capital
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Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the fund uses derivatives in only a limited manner (a “limited derivatives user”). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Chief Executive Officer (CEO) has been identified as the Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
16Victory Pioneer Disciplined Growth Fund | Semi-Annual | 2/28/25

A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities. Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples
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of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of February 28, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
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A portion of the dividend income recorded by the Fund is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended August 31, 2024 was as follows:
2024
Distributions paid from:
Ordinary income	$3,491,196
Total	$3,491,196
The following shows the components of distributable earnings (losses) on a federal income tax basis at August 31, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$42,570,491
Undistributed long-term capital gains	83,674,061
Net unrealized appreciation	380,256,254
Total	$506,500,806
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales.
D.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $15,122 in underwriting commissions on the sale of Class A shares during the six months ended February 28, 2025.
E.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
During the periods covered by these financial statements, distribution fees were calculated based on the average daily net asset value
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attributable to Class A and Class C shares of the Predecessor Fund, respectively (see Note 5). Class K and Class Y shares of the Predecessor Fund did not pay distribution fees. All expenses and fees paid to the Predecessor Fund’s transfer agent for its services were allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
During the periods covered by these financial statements, distributions to shareholders were recorded as of the ex-dividend date. During the periods covered by these financial statements, distributions paid by the Predecessor Fund with respect to each class of shares were calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class K and Class Y shares of the Predecessor Fund reflected different transfer agent and distribution expense rates.
F.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have
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resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund may invest in small and mid-sized companies. Compared to large companies, small and mid-sized companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Adviser thinks appropriate, and offer greater potential for gain and loss.
The Fund may invest in fewer than 40 securities, and as a result, the Fund’s performance may be more volatile than the performance of funds holding more securities.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting
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standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
The Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service
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providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate equal to 0.65% of the Fund’s average daily net assets up to $1 billion, 0.60% of the next $4 billion of the Fund’s average daily net assets and 0.55% of the Fund’s average daily net assets over $5 billion. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Fund.  Under an investment management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate of 0.65% of the Predecessor Fund’s average daily net assets up to $1 billion; 0.60% of the next $4 billion of the Predecessor Fund’s average daily net assets and 0.55% of the Predecessor Fund’s average daily net assets over $5 billion. For the six months ended February 28, 2025, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.62% (annualized) of the Predecessor Fund’s average daily net assets.
The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating
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expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.98%, 1.80%, 0.91%, and 0.83%  of the Fund’s Class A, Class C, Class R6, and Class Y shares, respectively.  These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees. There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above.
In addition, under the Predecessor Fund’s management and administration agreements with Amundi US, certain other services and costs, including accounting, regulatory reporting and insurance premiums, were paid by the Predecessor Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $105,296 in management fees payable to Amundi US at February 28, 2025.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the six months ended February 28, 2025, the Predecessor Fund paid $52,352 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At February 28, 2025, on its Statement of Assets and Liabilities, the Predecessor Fund had a payable for Trustees’ fees of $15,204 and a payable for administrative expenses of $65,208, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund and the Predecessor Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Predecessor Fund’s omnibus relationship contracts.
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In addition, during the periods covered by the financial statements the Predecessor Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended February 28, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$32,478
Class C	1,201
Class K	1
Class Y	4,246
Total	$37,926
5. Distribution Plan
The Predecessor Fund adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A and Class C shares. Pursuant to the Plan, the Predecessor Fund paid its distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Predecessor Fund also paid its distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consisted of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Reflected on the Statement of Assets and Liabilities is $40,602 in distribution fees payable to Amundi Distributor US, Inc, the Predecessor Fund’s distributor, at February 28, 2025.
In addition, Class A and Class C shares of the Predecessor Fund were subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% was imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 6 months of purchase were subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remained subject to any CDSC that applied to the original purchase of those shares. Proceeds from the CDSCs were paid to the Predecessor Fund’s distributor. For the six months ended February 28, 2025, CDSCs in the amount of $794 were paid to Amundi Distributor US, Inc, the Predecessor Fund’s distributor.
6. Line of Credit Facility
During the periods covered by these financial statements, the Predecessor Fund participated in a committed, unsecured revolving line of credit
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(“credit facility”). Borrowings were used solely for temporary or emergency purposes. The Predecessor Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Predecessor Fund’s prospectus and the 1940 Act. The Predecessor Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the six months ended February 28, 2025, the Predecessor Fund had no borrowings under the credit facility.
7. Subsequent Event
On April 1, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). The purpose of this transaction was to combine two funds with similar investment objectives and strategies.
This tax-free Reorganization was accomplished by exchanging the assets and liabilities of the Predecessor Fund for shares of the Fund. Shareholders holding Class A, Class C, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6 and Class Y shares of the Fund, respectively, in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $1,857,350,604 and an identified cost of $1,567,854,515 at April 1, 2025, was the principal asset acquired by the Fund.
The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
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Approval of Investment Advisory Agreement with Victory Capital Management Inc.
Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Disciplined Growth Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).
The Fund is newly-organized and was established in connection with the reorganization of Pioneer Disciplined Growth Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”).  The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”).  The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on March 27, 2025 and was consummated on April 1, 2025.
The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024.  The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.
To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement.  Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate.  In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders.  The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for
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additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.
Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees.  The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.
The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.
Among other things, the Trustees considered:
(i)     that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;
(ii)     representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;
(iii)     that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed,
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and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;
(iv)     the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;
(v)     Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;
(vi)     Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;
(vii)     the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;
(viii)     the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;
(ix)     that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;
(x)     that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;
Victory Pioneer Disciplined Growth Fund | Semi-Annual | 2/28/2529

(xi)     that Victory Capital had acquired and integrated several investment management companies;
(xii)     that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and
(xiii)     the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.
Certain of these considerations are discussed in more detail below.
The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund: (i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale.  The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund.  In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.
At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement.  In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below.  The Trustees did not identify any single factor as the controlling factor in their determinations.
30Victory Pioneer Disciplined Growth Fund | Semi-Annual | 2/28/25

Nature, Extent and Quality of Services
The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization.  The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund.  The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.
The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation.  The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund.  The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise.  The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.
The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel.  The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement.  The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business.
The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business
Victory Pioneer Disciplined Growth Fund | Semi-Annual | 2/28/2531

management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement.  The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs.  The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.
Performance of the Fund
The Fund is newly-organized and does not have a performance history.  The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization.  In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index.  They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis.  The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.
In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise.  The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.
32Victory Pioneer Disciplined Growth Fund | Semi-Annual | 2/28/25

Advisory Fee and Expenses
The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund.  The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization.  The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024.  The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.
Profitability
The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund.  The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund.  The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital.  The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages.  The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability.  The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for
Victory Pioneer Disciplined Growth Fund | Semi-Annual | 2/28/2533

allocating expenses.  The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund.  The Trustees noted the breakpoints in the management fee schedule.  The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund.  The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses.  The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.
Other Benefits
The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund.  The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates.  The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business.  To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital.  The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets.  The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship,
34Victory Pioneer Disciplined Growth Fund | Semi-Annual | 2/28/25

including mutual brand recognition.  The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.
Victory Pioneer Disciplined Growth Fund | Semi-Annual | 2/28/2535

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-235-8396
Visit our web site: www.vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
www.vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 19111-19-0425

Victory Pioneer Global Equity Fund*
Semi-Annual: Full Financials
February 28, 2025
* Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Global Equity Fund (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Global Equity Fund.

visit us: www.vcm.com

Victory Pioneer Global Equity Fund | Semi-Annual | 2/28/251

Schedule of Investments  |  2/28/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.8%
	Common Stocks — 96.7% of Net Assets
	Aerospace & Defense — 2.4%
237,126	Hensoldt AG	$ 12,875,557
	Total Aerospace & Defense	$12,875,557

	Automobiles — 1.3%
362,000	Subaru Corp.	$ 6,709,443
	Total Automobiles	$6,709,443

	Banks — 20.9%
949,089	ABN AMRO Bank NV (C.V.A.) (144A)	$ 18,012,357
488,906	Bank of America Corp.	22,538,566
1,206,519	Bank of Ireland Group Plc	14,320,795
110,924	Citizens Financial Group, Inc.	5,076,991
89,613	Danske Bank A/S	3,017,008
298,728	FinecoBank Banca Fineco S.p.A.	5,602,276
214,199	Hana Financial Group, Inc.	8,759,606
230,220	KB Financial Group, Inc.	12,396,151
266,169	Regions Financial Corp.	6,310,867
787,938	Standard Chartered Plc	12,669,425
64,379	UniCredit S.p.A.	3,391,759
	Total Banks	$112,095,801

	Beverages — 1.4%
538,100	Asahi Group Holdings, Ltd.	$ 6,667,847
34,043(a)	Celsius Holdings, Inc.	874,565
	Total Beverages	$7,542,412

	Biotechnology — 0.9%
12,139	AbbVie, Inc.	$ 2,537,415
18,159(a)	BioNTech SE (A.D.R.)	2,050,514
	Total Biotechnology	$4,587,929

	Broadline Retail — 5.7%
246,400	Alibaba Group Holding, Ltd.	$ 4,080,620
77,510(a)	Amazon.com, Inc.	16,453,823
157,503	eBay, Inc.	10,196,744
	Total Broadline Retail	$30,731,187

	Capital Markets — 1.9%
102,741	State Street Corp.	$ 10,194,989
	Total Capital Markets	$10,194,989

The accompanying notes are an integral part of these financial statements.
2Victory Pioneer Global Equity Fund | Semi-Annual | 2/28/25

Shares		Value
	Chemicals — 1.3%
21,912	Air Products and Chemicals, Inc.	$ 6,927,479
	Total Chemicals	$6,927,479

	Communications Equipment — 3.7%
313,975	Cisco Systems, Inc.	$ 20,128,937
	Total Communications Equipment	$20,128,937

	Construction & Engineering — 0.3%
36,600	Taisei Corp.	$ 1,644,145
	Total Construction & Engineering	$1,644,145

	Construction Materials — 3.8%
199,188	CRH Plc	$ 20,440,514
	Total Construction Materials	$20,440,514

	Consumer Staples Distribution & Retail — 0.7%
36,266(a)	BJ’s Wholesale Club Holdings, Inc.	$ 3,672,295
26,745+#	Magnit PJSC	—
	Total Consumer Staples Distribution & Retail	$3,672,295

	Electric Utilities — 2.3%
196,817	Eversource Energy	$ 12,401,439
	Total Electric Utilities	$12,401,439

	Electrical Equipment — 2.1%
137,000	Fuji Electric Co., Ltd.	$ 6,078,457
340,500	Mitsubishi Electric Corp.	5,276,520
	Total Electrical Equipment	$11,354,977

	Financial Services — 2.1%
102,062	Edenred SE	$ 3,276,163
667,908(a)	Nexi S.p.A. (144A)	3,504,896
53,805(a)	PayPal Holdings, Inc.	3,822,845
138,575(a)	Worldline S.A. (144A)	903,401
	Total Financial Services	$11,507,305

	Ground Transportation — 2.8%
120,551(a)	Uber Technologies, Inc.	$ 9,163,082
24,416	Union Pacific Corp.	6,023,183
	Total Ground Transportation	$15,186,265

	Health Care Equipment & Supplies — 1.0%
59,082	Medtronic Plc	$ 5,436,726
	Total Health Care Equipment & Supplies	$5,436,726

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Global Equity Fund | Semi-Annual | 2/28/253

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Shares		Value
	Health Care Providers & Services — 4.1%
120,662	Cardinal Health, Inc.	$ 15,623,316
21,247	Cigna Group	6,562,136
	Total Health Care Providers & Services	$22,185,452

	Household Durables — 3.1%
725,059	Persimmon Plc	$ 11,035,107
232,700	Sony Group Corp.	5,844,364
	Total Household Durables	$16,879,471

	Insurance — 2.6%
190,172	Hiscox, Ltd.	$ 2,847,882
32,025	Willis Towers Watson Plc	10,877,291
	Total Insurance	$13,725,173

	Interactive Media & Services — 3.9%
122,575	Alphabet, Inc., Class A	$ 20,872,071
	Total Interactive Media & Services	$20,872,071

	IT Services — 2.2%
47,655	International Business Machines Corp.	$ 12,030,028
	Total IT Services	$12,030,028

	Metals & Mining — 4.2%
433,709	Barrick Gold Corp.	$ 7,698,335
165,183	Newmont Corp.	7,076,439
187,615	Teck Resources, Ltd., Class B	7,566,513
	Total Metals & Mining	$22,341,287

	Oil, Gas & Consumable Fuels — 5.4%
194,291	Ovintiv, Inc.	$ 8,443,887
140,783	Range Resources Corp.	5,225,865
553,394+#	Rosneft Oil Co. PJSC	—
228,987	Shell Plc (A.D.R.)	15,447,463
	Total Oil, Gas & Consumable Fuels	$29,117,215

	Pharmaceuticals — 5.4%
35,100	Johnson & Johnson	$ 5,792,202
41,594	Novo Nordisk A/S (A.D.R.)	3,770,496
198,072	Pfizer, Inc.	5,235,043
130,848	Sanofi S.A.	14,247,992
	Total Pharmaceuticals	$29,045,733

	Semiconductors & Semiconductor Equipment — 3.9%
86,017(a)	Advanced Micro Devices, Inc.	$ 8,589,658
71,113(a)	Axcelis Technologies, Inc.	3,896,281
16,988	Microchip Technology, Inc.	999,914
The accompanying notes are an integral part of these financial statements.
4Victory Pioneer Global Equity Fund | Semi-Annual | 2/28/25

Shares		Value
	Semiconductors & Semiconductor Equipment — (continued)
28,417	Micron Technology, Inc.	$ 2,660,684
31,326	QUALCOMM, Inc.	4,923,507
	Total Semiconductors & Semiconductor Equipment	$21,070,044

	Specialty Retail — 0.8%
75,900	Shimamura Co., Ltd.	$ 4,344,358
	Total Specialty Retail	$4,344,358

	Technology Hardware, Storage & Peripherals — 5.4%
308,800	FUJIFILM Holdings Corp.	$ 6,286,995
146,928(a)	Pure Storage, Inc., Class A	7,709,312
399,418	Samsung Electronics Co., Ltd.	14,922,336
	Total Technology Hardware, Storage & Peripherals	$28,918,643

	Trading Companies & Distributors — 1.1%
55,707	AerCap Holdings NV	$ 5,743,392
	Total Trading Companies & Distributors	$5,743,392

	Total Common Stocks (Cost $425,502,200)	$519,710,267

	SHORT TERM INVESTMENTS — 3.1% of Net Assets
	Open-End Fund — 3.1%
16,620,532(b)	Dreyfus Government Cash Management, Institutional Shares, 4.23%	$ 16,620,532
		$16,620,532

	TOTAL SHORT TERM INVESTMENTS (Cost $16,620,532)	$16,620,532

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.8% (Cost $442,122,732)	$536,330,799
	OTHER ASSETS AND LIABILITIES — 0.2%	$1,088,126
	net assets — 100.0%	$537,418,925

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Global Equity Fund | Semi-Annual | 2/28/255

Schedule of Investments  |  2/28/25
(unaudited) (continued)
(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates).
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At February 28, 2025, the value of these securities amounted to $22,420,654, or 4.2% of net assets.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at February 28, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Magnit PJSC	7/23/2020	$1,857,587	$—
Rosneft Oil Co. PJSC	6/23/2021	4,456,752	—
Total Restricted Securities			$—
% of Net assets			0.0%
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the six months ended February 28, 2025, aggregated $159,602,793 and $179,211,306, respectively.
At February 28, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $446,380,961 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$117,026,473
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(27,076,635)
Net unrealized appreciation	$89,949,838
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer Global Equity Fund | Semi-Annual | 2/28/25

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$12,875,557	$—	$12,875,557
Automobiles	—	6,709,443	—	6,709,443
Banks	33,926,424	78,169,377	—	112,095,801
Beverages	874,565	6,667,847	—	7,542,412
Broadline Retail	26,650,567	4,080,620	—	30,731,187
Construction & Engineering	—	1,644,145	—	1,644,145
Construction Materials	—	20,440,514	—	20,440,514
Consumer Staples Distribution & Retail	3,672,295	—	0*	3,672,295
Electrical Equipment	—	11,354,977	—	11,354,977
Financial Services	3,822,845	7,684,460	—	11,507,305
Household Durables	—	16,879,471	—	16,879,471
Insurance	10,877,291	2,847,882	—	13,725,173
Oil, Gas & Consumable Fuels	29,117,215	—	0*	29,117,215
Pharmaceuticals	14,797,741	14,247,992	—	29,045,733
Specialty Retail	—	4,344,358	—	4,344,358
Technology Hardware, Storage & Peripherals	7,709,312	21,209,331	—	28,918,643
All Other Common Stocks	179,106,038	—	—	179,106,038
Open-End Fund	16,620,532	—	—	16,620,532
Total Investments in Securities	$327,174,825	$209,155,974	$0*	$536,330,799
*	Securities valued at $0.
During the period ended February 28, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Global Equity Fund | Semi-Annual | 2/28/257

Statement of Assets and Liabilities  |  2/28/25
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $442,122,732)	$536,330,799
Foreign currencies, at value (cost $300,939)	300,014
Receivables —
Fund shares sold	576,962
Dividends	1,530,264
Due from the Adviser	3,964
Other assets	56,340
Total assets	$538,798,343
LIABILITIES:
Payables —
Investment securities purchased	$543,541
Fund shares repurchased	590,080
Trustees’ fees	3,792
Professional fees	65,260
Transfer agent fees	74,981
Management fees	28,758
Administrative expenses	15,156
Distribution fees	4,630
Accrued expenses	53,220
Total liabilities	$1,379,418
NET ASSETS:
Paid-in capital	$438,207,370
Distributable earnings	99,211,555
Net assets	$537,418,925
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $173,805,346/8,948,690 shares)	$19.42
Class C* (based on $5,716,047/304,427 shares)	$18.78
Class K* (based on $76,184,892/3,913,343 shares)	$19.47
Class R* (based on $14,209,270/738,262 shares)	$19.25
Class Y* (based on $267,503,370/13,687,968 shares)	$19.54
MAXIMUM OFFERING PRICE PER SHARE:
Class A* (based on $19.42 net asset value per share/100%-5.75%maximum sales charge)	$20.60

*	Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
8Victory Pioneer Global Equity Fund | Semi-Annual | 2/28/25

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 2/28/25
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $310,040)	$4,812,860
Total Investment Income		$4,812,860
EXPENSES:
Management fees	$1,732,816
Administrative expenses	95,622
Transfer agent fees
Class A*	69,945
Class C*	1,796
Class K*	71
Class R*	16,620
Class Y*	131,598
Distribution fees
Class A*	214,260
Class C*	28,970
Class R*	36,580
Shareholder communications expense	38,516
Custodian fees	17,319
Registration fees	38,254
Professional fees	40,732
Printing expense	27,356
Officers’ and Trustees’ fees	12,611
Insurance expense	4,216
Miscellaneous	40,629
Total expenses		$2,547,911
Less fees waived and expenses reimbursed by the Adviser		(154,012)
Net expenses		$2,393,899
Net investment income		$2,418,961
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$23,735,474
Forward foreign currency exchange contracts	503,354
Other assets and liabilities denominated in foreign currencies	(56,972)	$24,181,856
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$(12,516,843)
Forward foreign currency exchange contracts	176,489
Other assets and liabilities denominated in foreign currencies	(25,254)	$(12,365,608)
Net realized and unrealized gain (loss) on investments		$11,816,248
Net increase in net assets resulting from operations		$14,235,209
*	Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Global Equity Fund | Semi-Annual | 2/28/259

Statements of Changes in Net Assets
	Six Months Ended 2/28/25 (unaudited)	Year Ended 8/31/24
FROM OPERATIONS:
Net investment income (loss)	$2,418,961	$7,780,563
Net realized gain (loss) on investments	24,181,856	24,987,767
Change in net unrealized appreciation (depreciation) on investments	(12,365,608)	61,230,689
Net increase in net assets resulting from operations	$14,235,209	$93,999,019
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($1.41 and $0.27 per share, respectively)	$(12,147,500)	$(2,381,395)
Class C* ($1.25 and $0.12 per share, respectively)	(381,027)	(46,519)
Class K* ($1.48 and $0.34 per share, respectively)	(5,770,815)	(1,471,190)
Class R* ($1.33 and $0.20 per share, respectively)	(986,422)	(148,321)
Class Y* ($1.48 and $0.34 per share, respectively)	(19,616,536)	(3,612,118)
Total distributions to shareholders	$(38,902,300)	$(7,659,543)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$39,474,538	$143,822,948
Reinvestment of distributions	38,221,347	7,523,795
Cost of shares repurchased	(59,724,236)	(107,489,473)
In-kind redemptions	—	(20,029,630)
Net increase in net assets resulting from Fund share transactions	$17,971,649	$23,827,640
Net increase (decrease) in net assets	$(6,695,442)	$110,167,116
NET ASSETS:
Beginning of period	$544,114,367	$433,947,251
End of period	$537,418,925	$544,114,367
*	Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
10Victory Pioneer Global Equity Fund | Semi-Annual | 2/28/25

	Six Months Ended 2/28/25 Shares (unaudited)	Six Months Ended 2/28/25 Amount (unaudited)	Year Ended 8/31/24 Shares	Year Ended 8/31/24 Amount
Class A*
Shares sold	272,635	$5,325,070	645,978	$11,897,821
Reinvestment of distributions	613,191	11,693,012	132,102	2,310,844
Less shares repurchased	(603,417)	(11,817,890)	(1,066,449)	(19,339,108)
Net increase (decrease)	282,409	$5,200,192	(288,369)	$(5,130,443)
Class C*
Shares sold	34,178	$627,430	32,477	$564,666
Reinvestment of distributions	20,682	381,026	2,755	46,519
Less shares repurchased	(64,371)	(1,197,548)	(139,510)	(2,474,533)
Net decrease	(9,511)	$(189,092)	(104,278)	$(1,863,348)
Class K*
Shares sold	50,717	$1,017,887	257,396	$4,404,082
Reinvestment of distributions	301,371	5,763,305	83,817	1,469,546
Less shares repurchased	(392,723)	(7,708,926)	(684,575)	(12,654,922)
Net decrease	(40,635)	$(927,734)	(343,362)	$(6,781,294)
Class R*
Shares sold	38,985	$746,643	114,953	$2,102,576
Reinvestment of distributions	52,205	986,351	8,552	148,310
Less shares repurchased	(129,854)	(2,493,953)	(135,181)	(2,375,178)
Net decrease	(38,664)	$(760,959)	(11,676)	$(124,292)
Class Y*
Shares sold	1,608,353	$31,757,508	6,629,517	$124,853,803
Reinvestment of distributions	1,010,821	19,397,653	201,696	3,548,576
Less shares repurchased	(1,867,454)	(36,505,919)	(3,956,892)	(70,645,732)
In-kind redemptions	—	—	(987,654)	(20,029,630)
Net increase	751,720	$14,649,242	1,886,667	$37,727,017
*	Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Global Equity Fund | Semi-Annual | 2/28/2511

Financial Highlights
	Six Months Ended 2/28/25 (unaudited)	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20
Class A*
Net asset value, beginning of period	$20.35	$16.96	$15.69	$21.08	$15.69	$13.56
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.07	$0.26	$0.26	$0.26	$0.30	$0.15
Net realized and unrealized gain (loss) on investments	0.41	3.40	1.93	(1.87)	5.24	2.12
Net increase (decrease) from investment operations	$0.48	$3.66	$2.19	$(1.61)	$5.54	$2.27
Distributions to shareholders:
Net investment income	$(0.34)	$(0.25)	$(0.22)	$(0.35)	$(0.15)	$(0.14)
Net realized gain	(1.07)	(0.02)	(0.70)	(3.43)	—	—
Total distributions	$(1.41)	$(0.27)	$(0.92)	$(3.78)	$(0.15)	$(0.14)
Net increase (decrease) in net asset value	$(0.93)	$3.39	$1.27	$(5.39)	$5.39	$2.13
Net asset value, end of period	$19.42	$20.35	$16.96	$15.69	$21.08	$15.69
Total return (b)	2.57%(c)	21.86%	14.56%	(9.05)%(d)	35.53%	16.78%
Ratio of net expenses to average net assets	1.11%(e)	1.10%	1.09%	1.10%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets	0.70%(e)	1.44%	1.62%	1.45%	1.60%	1.05%
Portfolio turnover rate	31%(c)	52%(f)	63%	72%	91%	112%
Net assets, end of period (in thousands)	$173,805	$176,333	$151,894	$141,637	$170,823	$135,175
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.11%(e)	1.15%	1.22%	1.20%	1.32%	1.39%
Net investment income (loss) to average net assets	0.70%(e)	1.39%	1.49%	1.35%	1.43%	0.81%
*	Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended August 31, 2022, the total return would have been (9.11)%.
(e)	Annualized.
(f)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
12Victory Pioneer Global Equity Fund | Semi-Annual | 2/28/25

	Six Months Ended 2/28/25 (unaudited)	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20
Class C*
Net asset value, beginning of period	$19.62	$16.35	$15.23	$20.57	$15.29	$13.20
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$(0.00)(b)	$0.12	$0.13	$0.12	$0.14	$0.04
Net realized and unrealized gain (loss) on investments	0.41	3.27	1.87	(1.82)	5.14	2.05
Net increase (decrease) from investment operations	$0.41	$3.39	$2.00	$(1.70)	$5.28	$2.09
Distributions to shareholders:
Net investment income	$(0.18)	$(0.10)	$(0.18)	$(0.21)	$—	$—
Net realized gain	(1.07)	(0.02)	(0.70)	(3.43)	—	—
Total distributions	$(1.25)	$(0.12)	$(0.88)	$(3.64)	$—	$—
Net increase (decrease) in net asset value	$(0.84)	$3.27	$1.12	$(5.34)	$5.28	$2.09
Net asset value, end of period	$18.78	$19.62	$16.35	$15.23	$20.57	$15.29
Total return (c)	2.25%(d)	20.87%	13.71%	(9.69)%(e)	34.53%	15.83%
Ratio of net expenses to average net assets	1.85%(f)	1.85%	1.85%	1.82%	1.92%	1.91%
Ratio of net investment income (loss) to average net assets	(0.04)%(f)	0.67%	0.85%	0.71%	0.79%	0.28%
Portfolio turnover rate	31%(d)	52%(g)	63%	72%	91%	112%
Net assets, end of period (in thousands)	$5,716	$6,160	$6,837	$7,440	$10,330	$9,970
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.86%(f)	1.89%	1.98%	1.91%	2.06%	2.10%
Net investment income (loss) to average net assets	(0.05)%(f)	0.63%	0.72%	0.62%	0.65%	0.09%
*	Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Amount rounds to less than $(0.01) per share.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(d)	Not annualized.
(e)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended August 31, 2022, the total return would have been (9.75)%.
(f)	Annualized.
(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Global Equity Fund | Semi-Annual | 2/28/2513

Financial Highlights  (continued)
	Six Months Ended 2/28/25 (unaudited)	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20
Class K*
Net asset value, beginning of period	$20.43	$17.03	$15.71	$21.10	$15.70	$13.56
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.10	$0.33	$0.33	$0.33	$0.38	$0.21
Net realized and unrealized gain (loss) on investments	0.42	3.41	1.93	(1.86)	5.24	2.14
Net increase (decrease) from investment operations	$0.52	$3.74	$2.26	$(1.53)	$5.62	$2.35
Distributions to shareholders:
Net investment income	$(0.41)	$(0.32)	$(0.24)	$(0.43)	$(0.22)	$(0.21)
Net realized gain	(1.07)	(0.02)	(0.70)	(3.43)	—	—
Total distributions	$(1.48)	$(0.34)	$(0.94)	$(3.86)	$(0.22)	$(0.21)
Net increase (decrease) in net asset value	$(0.96)	$3.40	$1.32	$(5.39)	$5.40	$2.14
Net asset value, end of period	$19.47	$20.43	$17.03	$15.71	$21.10	$15.70
Total return (b)	2.78%(c)	22.27%	15.05%	(8.67)%(d)	36.10%	17.36%
Ratio of net expenses to average net assets	0.75%(e)	0.73%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	1.06%(e)	1.79%	2.02%	1.85%	2.05%	1.50%
Portfolio turnover rate	31%(c)	52%(f)	63%	72%	91%	112%
Net assets, end of period (in thousands)	$76,185	$80,775	$73,174	$64,215	$68,962	$53,826
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.75%(e)	0.77%	0.83%	0.80%	0.84%	0.89%
Net investment income (loss) to average net assets	1.06%(e)	1.75%	1.89%	1.75%	1.91%	1.31%
*	Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended August 31, 2022, the total return would have been (8.72)%.
(e)	Annualized.
(f)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
14Victory Pioneer Global Equity Fund | Semi-Annual | 2/28/25

	Six Months Ended 2/28/25 (unaudited)	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20
Class R*
Net asset value, beginning of period	$20.14	$16.79	$15.58	$20.95	$15.60	$13.47
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.03	$0.19	$0.19	$0.19	$0.22	$0.10
Net realized and unrealized gain (loss) on investments	0.41	3.36	1.92	(1.85)	5.22	2.10
Net increase (decrease) from investment operations	$0.44	$3.55	$2.11	$(1.66)	$5.44	$2.20
Distributions to shareholders:
Net investment income	$(0.26)	$(0.18)	$(0.20)	$(0.28)	$(0.09)	$(0.07)
Net realized gain	(1.07)	(0.02)	(0.70)	(3.43)	—	—
Total distributions	$(1.33)	$(0.20)	$(0.90)	$(3.71)	$(0.09)	$(0.07)
Net increase (decrease) in net asset value	$(0.89)	$3.35	$1.21	$(5.37)	$5.35	$2.13
Net asset value, end of period	$19.25	$20.14	$16.79	$15.58	$20.95	$15.60
Total return (b)	2.39%(c)	21.34%	14.12%	(9.33)%(d)	34.98%	16.38%
Ratio of net expenses to average net assets	1.50%(e)	1.50%	1.49%	1.47%	1.54%	1.49%
Ratio of net investment income (loss) to average net assets	0.32%(e)	1.05%	1.21%	1.07%	1.20%	0.71%
Portfolio turnover rate	31%(c)	52%(f)	63%	72%	91%	112%
Net assets, end of period (in thousands)	$14,209	$15,644	$13,238	$13,130	$17,520	$14,090
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.50%(e)	1.55%	1.62%	1.56%	1.68%	1.67%
Net investment income (loss) to average net assets	0.32%(e)	1.00%	1.08%	0.98%	1.06%	0.53%
*	Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class R shares of the Predecessor Fund received Class A shares of the Fund.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended August 31, 2022, the total return would have been (9.39)%.
(e)	Annualized.
(f)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Global Equity Fund | Semi-Annual | 2/28/2515

Financial Highlights  (continued)
	Six Months Ended 2/28/25 (unaudited)	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20
Class Y*
Net asset value, beginning of period	$20.50	$17.09	$15.76	$21.15	$15.74	$13.61
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.10	$0.34	$0.34	$0.34	$0.39	$0.21
Net realized and unrealized gain (loss) on investments	0.42	3.41	1.93	(1.88)	5.25	2.14
Net increase (decrease) from investment operations	$0.52	$3.75	$2.27	$(1.54)	$5.64	$2.35
Distributions to shareholders:
Net investment income	$(0.41)	$(0.32)	$(0.24)	$(0.42)	$(0.23)	$(0.22)
Net realized gain	(1.07)	(0.02)	(0.70)	(3.43)	—	—
Total distributions	$(1.48)	$(0.34)	$(0.94)	$(3.85)	$(0.23)	$(0.22)
Net increase (decrease) in net asset value	$(0.96)	$3.41	$1.33	$(5.39)	$5.41	$2.13
Net asset value, end of period	$19.54	$20.50	$17.09	$15.76	$21.15	$15.74
Total return (b)	2.76%(c)	22.25%	15.06%	(8.66)%(d)	36.10%	17.29%
Ratio of net expenses to average net assets	0.75%(e)	0.74%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	1.05%(e)	1.84%	2.10%	1.99%	2.06%	1.50%
Portfolio turnover rate	31%(c)	52%(f)	63%	72%	91%	112%
Net assets, end of period (in thousands)	$267,503	$265,203	$188,805	$63,260	$25,865	$14,424
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.86%(e)	0.89%	0.95%	0.92%	0.97%	1.01%
Net investment income (loss) to average net assets	0.94%(e)	1.69%	1.85%	1.77%	1.79%	1.19%
*	Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	The class action lawsuit did not have an impact on the total return.
(e)	Annualized.
(f)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
16Victory Pioneer Global Equity Fund | Semi-Annual | 2/28/25

Notes to Financial Statements  |  2/28/25
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer Global Equity Fund (the “Fund”) is one of 29 portfolios comprising Victory Portfolios IV Trust (the “Trust”), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund, which commenced operations on April 1, 2025, is the successor to Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of Class A, Class C, Class K, Class R and Class Y shares in exchange for the Fund’s Class A, Class C, Class R6, Class A and Class Y shares, respectively, on April 1, 2025, pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. Accordingly, the Reorganization, which was a tax-free exchange, had no effect on the Fund’s operations. The Fund’s investment objective is to seek long-term capital growth.
The Fund offers four classes of shares designated as Class A, Class C, Class R6 and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Trust Instrument of the Trust gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class R6 shares or Class Y shares.
As of February 28, 2025, Pioneer Solutions - Balanced Fund owned 13.7% of the total shares outstanding in the Predecessor Fund, representing a beneficial interest in the Predecessor Fund.
Victory Pioneer Global Equity Fund | Semi-Annual | 2/28/2517

Victory Capital Management Inc. (“VCM” or the “Adviser”), the Fund’s investment adviser, is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC. Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”) (a “limited derivatives user”). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Chief Executive Officer (CEO) has been identified as the Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
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The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by the Fund to reflect the security’s fair value at the time the Fund determines its net asset value. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and the forward points on a daily basis, in each case
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provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
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C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of February 28, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries.
In determining the daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for the capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial
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statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended August 31, 2024 was as follows:
2024
Distributions paid from:
Ordinary income	$7,193,718
Long-term capital gains	465,825
Total	$7,659,543
The following shows the components of distributable earnings (losses) on a federal income tax basis at August 31, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$6,829,870
Undistributed long-term capital gains	14,583,545
Net unrealized appreciation	102,465,231
Total	$123,878,646
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and the mark to market of passive foreign investment companies.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $4,784 in underwriting commissions on the sale of Class A shares during the six months ended February 28, 2025.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
During the periods covered by these financial statements, distribution fees were calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Predecessor Fund, respectively (see Note 5). Class K and Class Y shares of the Predecessor Fund did not pay distribution fees. All expenses and fees paid to the Predecessor Fund’s transfer agent for its services were allocated among the classes of shares based on the number of accounts
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in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
During the periods covered by these financial statements, distributions to shareholders were recorded as of the ex-dividend date. During the periods covered by these financial statements, distributions paid by the Predecessor Fund with respect to each class of shares were calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund reflected different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
Victory Pioneer Global Equity Fund | Semi-Annual | 2/28/2523

The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
Normally, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of issuers located throughout the world. The Adviser seeks to identify companies with sustainable business models, including by evaluating environmental, social and governance (ESG) practices.
The Adviser considers ESG factors in making investment decisions. Excluding specific issuers limits the universe of investments available to the Fund as compared with other funds that do not consider ESG criteria or ESG factors, which may mean forgoing some investment opportunities available to funds that do not consider ESG criteria or ESG factors. Accordingly, the Fund may underperform other funds that do not utilize an investment strategy that considers ESG criteria or ESG factors. However, the strategy of seeking to identify companies with sustainable business models is believed to provide potential return and risk benefits, including the selection of issuers with fewer ESG-related risks. In considering ESG factors, the Adviser may use third party ESG ratings information that it believes to be reliable, but such information may not be accurate or complete, or may be biased.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less
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liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
The Fund may invest in small and mid-sized companies. Compared to large companies, small and mid-sized companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Adviser thinks appropriate, and offer greater potential for gain and loss.
Victory Pioneer Global Equity Fund | Semi-Annual | 2/28/2525

With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
H.	Forward Foreign Currency Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts (“contracts”) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked-to-market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Fund’s financial statements. The Fund records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 7).
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The average market value of forward foreign currency exchange contracts open during the six months ended February 28, 2025 was $7,315,853 for sells. There were no open forward foreign currency exchange contracts outstanding at February 28, 2025.
I.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at February 28, 2025 are listed in the Schedule of Investments.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.65% of the Fund’s average daily net assets up to $1 billion and 0.60% of the Fund’s average daily net assets over $1 billion. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Fund.  Under an investment management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate of 0.65% of the Predecessor Fund’s average daily net assets up to $1 billion and 0.60% of the Predecessor Fund’s average daily net assets over $1 billion. For the six months ended February 28, 2025, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.65% (annualized) of the Predecessor Fund’s average daily net assets.
The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.10%, 1.85%, 0.73%, and 0.74% of the Fund’s Class A, Class C, Class R6, and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the
Victory Pioneer Global Equity Fund | Semi-Annual | 2/28/2527

recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees. There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above.
Prior to the Reorganization, Amundi US has contractually agreed to limit ordinary operating expenses of the Predecessor Fund (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce fund expenses to 1.15%, 2.15%, 0.75%, 1.55% and 0.75% of the average daily net assets attributable to Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund, respectively. Fees waived and expenses reimbursed during the six months ended February 28, 2025 are reflected on the Statement of Operations.
In addition, under the Predecessor Fund’s management and administration agreements with Amundi US, certain other services and costs, including accounting, regulatory reporting and insurance premiums, were paid by the Predecessor Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $28,758 in management fees payable to Amundi US at February 28, 2025.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the six months ended February 28, 2025, the Predecessor Fund paid $12,611 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At February 28, 2025, on its Statement of Assets and Liabilities, the Predecessor Fund had a payable for Trustees’ fees of $3,792 and a payable for administrative expenses of $15,156, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund and the Predecessor Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Predecessor Fund’s omnibus relationship contracts.
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In addition, during the periods covered by the financial statements the Predecessor Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended February 28, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$23,997
Class C	1,198
Class K	53
Class R	1,635
Class Y	11,633
Total	$38,516
5. Distribution and Service Plans
The Predecessor Fund adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Predecessor Fund paid its distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Predecessor Fund also paid its distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consisted of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Predecessor Fund further paid the distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services. In the Reorganization, Class R shares of the Predecessor Fund were reorganized into Class A shares of the Fund. Reflected on the Statement of Assets and Liabilities is $4,630 in distribution fees payable to Amundi Distributor US, Inc, the Predecessor Fund’s distributor. at February 28, 2025.
The Predecessor Fund also adopted a separate service plan for Class R shares (the “Service Plan”). The Service Plan authorized the Predecessor Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Predecessor Fund a service fee of up to 0.25% of the Predecessor Fund’s average daily net assets attributable to Class R shares held by such plans. As noted above, in the Reorganization, Class R shares of the Predecessor Fund were reorganized into Class A shares of the Fund.
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In addition, redemptions of Class A and Class C shares of the Predecessor Fund were subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% was imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase were subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remained subject to any CDSC that applied to the original purchase of those shares. Proceeds from the CDSCs were paid to the Predecessor Fund’s distributor. For the six months ended February 28, 2025, CDSCs in the amount of $450 were paid to Amundi Distributor US, Inc, the Predecessor Fund’s distributor.
6. Line of Credit Facility
During the periods covered by these financial statements, the Predecessor Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Borrowings were used solely for temporary or emergency purposes. The Predecessor Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Predecessor Fund’s prospectus and the 1940 Act. The Predecessor Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the six months ended February 28, 2025, the Predecessor Fund had no borrowings under the credit facility.
7. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
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Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at February 28, 2025 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Forward foreign currency exchange contracts	$—	$—	$503,354	$—	$—
Total Value	$—	$—	$503,354	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$176,489	$—	$—
Total Value	$—	$—	$176,489	$—	$—
8. Subsequent Event
On April 1, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). The purpose of this transaction was to combine two funds with similar investment objectives and strategies.
This tax-free Reorganization was accomplished by exchanging the assets and liabilities of the Predecessor Fund for shares of the Fund. Shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively, in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $521,319,228 and an identified cost of $435,302,106 at April 1, 2025, was the principal asset acquired by the Fund.
The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
Victory Pioneer Global Equity Fund | Semi-Annual | 2/28/2531

Approval of Investment Advisory Agreement with Victory Capital Management Inc.
Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Global Equity Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).
The Fund is newly-organized and was established in connection with the reorganization of Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”).  The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”).  The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on March 27, 2025 and was consummated on April 1, 2025.
The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024.  The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.
To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement.  Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate.  In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders.  The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for
32Victory Pioneer Global Equity Fund | Semi-Annual | 2/28/25

additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.
Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees.  The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.
The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.
Among other things, the Trustees considered:
(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;
(ii)  representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;
(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed,
Victory Pioneer Global Equity Fund | Semi-Annual | 2/28/2533

and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;
(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;
(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;
(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;
(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;
(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;
(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;
(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund,
34Victory Pioneer Global Equity Fund | Semi-Annual | 2/28/25

except that the Fund is not required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities that the adviser believes adhere to “ESG criteria;”
(xi) that Victory Capital had acquired and integrated several investment management companies;
(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and
(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.
Certain of these considerations are discussed in more detail below.
The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund: (i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale.  The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund.  In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.
At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement.  In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below.  The Trustees did not identify any single factor as the controlling factor in their determinations.
Victory Pioneer Global Equity Fund | Semi-Annual | 2/28/2535

Nature, Extent and Quality of Services
The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization.  The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund, except that the Fund is not required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities that the adviser believes adhere to “ESG criteria.”  The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.
The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation.  The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund.  The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise.  The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.
The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel.  The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement.  The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business.
The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the
36Victory Pioneer Global Equity Fund | Semi-Annual | 2/28/25

Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement.  The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs.  The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.
Performance of the Fund
The Fund is newly-organized and does not have a performance history.  The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization.  In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index.  They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis.  The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.
In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise.  The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund, except that the Fund is not required to invest at least 80% of its net assets
Victory Pioneer Global Equity Fund | Semi-Annual | 2/28/2537

(plus the amount of borrowings, if any, for investment purposes) in securities that the adviser believes adhere to “ESG criteria.”
Advisory Fee and Expenses
The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund.  The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization.  The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024.  The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.
Profitability
The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund.  The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund.  The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital.  The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages.  The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability.  The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by
38Victory Pioneer Global Equity Fund | Semi-Annual | 2/28/25

numerous factors, including its organizational structure and method for allocating expenses.  The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund.  The Trustees noted the breakpoints in the management fee schedule.  The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund.  The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses.  The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.
Other Benefits
The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund.  The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates.  The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business.  To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital.  The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets.  The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship,
Victory Pioneer Global Equity Fund | Semi-Annual | 2/28/2539

including mutual brand recognition.  The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.
40Victory Pioneer Global Equity Fund | Semi-Annual | 2/28/25

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-235-8396
Visit our web site: www.vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
www.vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 19129-19-0425

Victory Pioneer Short Term Income Fund*
Semi-Annual: Full Financials
February 28, 2025
* Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Short Term Income Fund (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Short Term Income Fund.

visit us: www.vcm.com

Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/251

Schedule of Investments  |  2/28/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 101.5%
	Senior Secured Floating Rate Loan Interests — 0.4% of Net Assets*(a)*
	Advertising Sales — 0.1%
445,466	Lamar Media Corp., Term B Loan, 5.924% (Term SOFR + 150 bps), 2/5/27	$ 445,188
209,504	Outfront Media Capital LLC (Outfront Media Capital Corp.), Extended Term Loan, 6.074% (Term SOFR + 175 bps), 11/18/26	209,678
	Total Advertising Sales	$654,866

	Applications Software — 0.0%†
241,875	RealPage, Inc., First Lien Initial Term Loan, 7.59% (Term SOFR + 300 bps), 4/24/28	$ 240,605
	Total Applications Software	$240,605

	Cable & Satellite Television — 0.0%†
235,662	Virgin Media Bristol LLC, Facility Y3, 7.577% (Term SOFR + 325 bps), 3/31/31	$ 231,151
	Total Cable & Satellite Television	$231,151

	Chemicals-Specialty — 0.1%
303,780	Element Solutions Inc. (Macdermid, Inc.), Tranche B-3 Term Loan, 6.074% (Term SOFR + 175 bps), 12/18/30	$ 304,051
234,233	Tronox Finance LLC, 2024-B Term Loan, 6.829% (Term SOFR + 250 bps), 9/30/31	232,086
	Total Chemicals-Specialty	$536,137

	Containers-Paper & Plastic — 0.0%†
302,107	Berry Global, Inc., Term AA Loan, 6.175% (Term SOFR + 175 bps), 7/1/29	$ 302,711
	Total Containers-Paper & Plastic	$302,711

	Diagnostic Equipment — 0.0%†
241,250	Curia Global, Inc., First Lien 2021 Term Loan, 8.174% (Term SOFR + 375 bps), 8/30/26	$ 228,082
	Total Diagnostic Equipment	$228,082

	Direct Marketing — 0.0%†
37,123	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-5 Loan, 7.074% (Term SOFR + 275 bps), 3/3/30	$ 37,077
	Total Direct Marketing	$37,077

The accompanying notes are an integral part of these financial statements.
2Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	Disposable Medical Products — 0.0%†
249,375	Sotera Health Holdings LLC, 2024 Refinancing Term Loan, 7.574% (Term SOFR + 325 bps), 5/30/31	$ 250,622
	Total Disposable Medical Products	$250,622

	Electric-Generation — 0.0%†
126,517	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.574% (Term SOFR + 525 bps), 4/3/28	$ 126,464
	Total Electric-Generation	$126,464

	Finance-Leasing Company — 0.1%
242,514	Avolon TLB Borrower 1 (US) LLC, Term B-6 Loan, 6.07% (Term SOFR + 175 bps), 6/22/30	$ 242,811
169,412	Delos Aircraft Designated Activity Co., 2023 Term Loan, 6.079% (Term SOFR + 175 bps), 10/31/27	170,206
135,000	Setanta Aircraft Leasing Designated Activity Co., New Loan, 6.079% (Term SOFR + 175 bps), 11/5/28	135,738
	Total Finance-Leasing Company	$548,755

	Hotels & Motels — 0.0%†
247,249	Hilton Domestic Operating Co., Inc., Series B-4 Term Loan, 6.069% (Term SOFR + 175 bps), 11/8/30	$ 248,161
	Total Hotels & Motels	$248,161

	Medical Labs & Testing Services — 0.0%†
237,012	Phoenix Guarantor Inc., First Lien Tranche B-5 Term Loan, 6.824% (Term SOFR + 250 bps), 2/21/31	$ 236,666
	Total Medical Labs & Testing Services	$236,666

	Metal Processors & Fabrication — 0.0%†
129,773	WireCo WorldGroup, Inc., 2023 Refinancing Term Loan, 8.04% (Term SOFR + 375 bps), 11/13/28	$ 121,986
	Total Metal Processors & Fabrication	$121,986

	Physical Therapy & Rehabilitation Centers — 0.0%†
241,250	Upstream Newco, Inc., First Lien August 2021 Incremental Term Loan, 8.802% (Term SOFR + 425 bps), 11/20/26	$ 212,059
	Total Physical Therapy & Rehabilitation Centers	$212,059

	Retail — 0.0%†
241,419	RVR Dealership Holdings LLC, Term Loan, 8.174% (Term SOFR + 375 bps), 2/8/28	$ 227,537
	Total Retail	$227,537

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/253

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Telephone-Integrated — 0.0%†
58,818	Level 3 Financing, Inc., Term B-1, 10.884% (Term SOFR + 656 bps), 4/16/29	$ 59,548
58,818	Level 3 Financing, Inc., Term B-2, 10.884% (Term SOFR + 656 bps), 4/15/30	59,538
	Total Telephone-Integrated	$119,086

	Veterinary Diagnostics — 0.1%
606,439	Elanco Animal Health, Inc., Term Loan, 6.159% (Term SOFR + 175 bps), 8/1/27	$ 606,345
	Total Veterinary Diagnostics	$606,345

	Total Senior Secured Floating Rate Loan Interests (Cost $4,985,717)	$4,928,310

	Asset Backed Securities — 28.6% of Net Assets
43,909(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 4.626% (1 Month Term SOFR + 31 bps), 6/15/41 (144A)	$ 43,169
41,598(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 4.656% (1 Month Term SOFR + 34 bps), 11/15/40 (144A)	40,531
3,440,000(a)	ABPCI Direct Lending Fund CLO VI Ltd., Series 2019-6A, Class A2R, 6.55% (3 Month Term SOFR + 225 bps), 4/27/34 (144A)	3,440,000
500,000	ACC Auto Trust, Series 2022-A, Class D, 10.07%, 3/15/29 (144A)	496,381
294,053	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	271,244
968,984	ACHM Mortgage Trust, Series 2024-HE1, Class A, 6.55%, 5/25/39 (144A)	991,271
839,804	ACHM Trust, Series 2024-HE2, Class A, 5.35%, 10/25/39 (144A)	837,559
387,350	ACM Auto Trust, Series 2023-1A, Class C, 8.59%, 1/22/30 (144A)	388,527
261,978	ACM Auto Trust, Series 2024-1A, Class A, 7.71%, 1/21/31 (144A)	262,707
1,000,000	ACM Auto Trust, Series 2024-1A, Class B, 11.40%, 1/21/31 (144A)	1,030,104
1,179,042	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29 (144A)	1,183,185
542,691	ACM Auto Trust, Series 2025-1A, Class A, 5.38%, 6/20/29 (144A)	543,373
The accompanying notes are an integral part of these financial statements.
4Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
312,991(a)	ACREC, Ltd., Series 2021-FL1, Class A, 5.578% (1 Month Term SOFR + 126 bps), 10/16/36 (144A)	$ 313,060
478,125(a)	ACRES Commercial Realty, Ltd., Series 2021-FL2, Class A, 5.826% (1 Month Term SOFR + 151 bps), 1/15/37 (144A)	476,163
15,663	Affirm Asset Securitization Trust, Series 2022-Z1, Class A, 4.55%, 6/15/27 (144A)	15,657
70,169	Affirm Asset Securitization Trust, Series 2023-X1, Class A, 7.11%, 11/15/28 (144A)	70,265
2,420,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.61%, 2/15/29 (144A)	2,439,382
227,509	Affirm Asset Securitization Trust, Series 2024-X1, Class A, 6.27%, 5/15/29 (144A)	228,221
1,087,726	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.22%, 12/17/29 (144A)	1,089,276
217,412	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class D, 6.315%, 5/17/32 (144A)	220,987
181,176	Ally Bank Auto Credit-Linked Notes Series, Series 2024-A, Class E, 7.917%, 5/17/32 (144A)	184,945
800,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class F, 3.64%, 5/15/28 (144A)	797,348
1,024,682	American Credit Acceptance Receivables Trust, Series 2022-3, Class D, 5.83%, 10/13/28 (144A)	1,029,589
2,210,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class C, 6.99%, 9/12/30 (144A)	2,255,260
2,000,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04%, 7/12/30 (144A)	2,048,739
600,000	Americredit Automobile Receivables Trust, Series 2023-1, Class C, 5.80%, 12/18/28	612,974
1,000,000	Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class E, 5.02%, 12/20/28 (144A)	998,060
800,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29 (144A)	819,390
650,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class D, 7.48%, 7/22/30 (144A)	683,988
1,360,000	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class D, 5.97%, 10/20/31 (144A)	1,389,933
806,800	Aqua Finance Trust, Series 2019-A, Class C, 4.01%, 7/16/40 (144A)	784,695
524,614	Aqua Finance Trust, Series 2020-AA, Class C, 3.97%, 7/17/46 (144A)	500,440
314,672	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 7/17/46 (144A)	293,165
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/255

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,243,655	Aqua Finance Trust, Series 2024-A, Class A, 4.81%, 4/18/50 (144A)	$ 3,229,116
885,193(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL1, Class A, 5.396% (1 Month Term SOFR + 108 bps), 12/15/35 (144A)	883,352
2,600,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class C, 3.77%, 3/15/27 (144A)	2,595,139
1,000,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class D, 5.83%, 1/18/28 (144A)	996,950
525,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C, 9.84%, 3/15/29 (144A)	533,685
1,970,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class B, 6.87%, 6/17/30 (144A)	2,029,311
1,970,010	Ascent Career Funding Trust, Series 2024-1A, Class A, 6.77%, 10/25/32 (144A)	1,976,146
165,697	Atalaya Equipment Leasing Trust, Series 2021-1A, Class B, 2.08%, 2/15/27 (144A)	165,055
1,050,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28 (144A)	1,043,078
500,000	Avid Automobile Receivables Trust, Series 2023-1, Class C, 7.35%, 12/15/27 (144A)	503,441
1,243,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class C, 6.24%, 4/20/27 (144A)	1,250,830
1,142,747(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class B, 5.652% (SOFR30A + 130 bps), 12/26/31 (144A)	1,145,912
652,998(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class D, 6.402% (SOFR30A + 205 bps), 12/26/31 (144A)	659,076
2,984,798(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-EDU1, Class B, 5.952% (SOFR30A + 160 bps), 6/25/47 (144A)	3,011,042
173,490	Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 6.971%, 7/29/32 (144A)	174,590
1,170,000	BHG Securitization Trust, Series 2021-B, Class D, 3.17%, 10/17/34 (144A)	1,076,721
3,136,429	BHG Securitization Trust, Series 2022-C, Class B, 5.93%, 10/17/35 (144A)	3,148,448
1,500,000	BHG Securitization Trust, Series 2023-B, Class B, 7.45%, 12/17/36 (144A)	1,565,044
2,000,000	BHG Securitization Trust, Series 2024-1CON, Class B, 6.49%, 4/17/35 (144A)	2,041,058
620,000	BHG Securitization Trust, Series 2024-1CON, Class C, 6.86%, 4/17/35 (144A)	636,025
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
449,917	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	$ 416,700
1,205,699	Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30 (144A)	1,219,309
1,100,000	Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class B, 5.41%, 3/15/30 (144A)	1,111,213
1,080,000	Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class D, 8.00%, 12/15/31 (144A)	1,088,420
367,618	BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B, 3.78%, 9/26/33 (144A)	359,330
2,100,000	Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 7/15/27 (144A)	2,125,096
500,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class B1R, 8.052% (3 Month Term SOFR + 375 bps), 1/15/31 (144A)	500,558
500,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class C1R, 9.802% (3 Month Term SOFR + 550 bps), 1/15/31 (144A)	499,664
1,000,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class DR, 10.552% (3 Month Term SOFR + 625 bps), 1/15/31 (144A)	998,485
145,000(a)	Brightwood Capital MM CLO, Ltd., Series 2023-1A, Class X, 6.552% (3 Month Term SOFR + 225 bps), 10/15/35 (144A)	144,954
566,843(a)	BRSP, Ltd., Series 2021-FL1, Class A, 5.578% (1 Month Term SOFR + 126 bps), 8/19/38 (144A)	565,779
500,000(a)	BSPRT Issuer, Ltd., Series 2021-FL7, Class D, 7.176% (1 Month Term SOFR + 286 bps), 12/15/38 (144A)	499,710
239,429	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)	237,747
141,824	BXG Receivables Note Trust, Series 2020-A, Class B, 2.49%, 2/28/36 (144A)	133,907
602,407(a)	CAL Receivables LLC, Series 2022-1, Class B, 8.689% (SOFR30A + 435 bps), 10/15/26 (144A)	601,300
182,857(a)	Capital Four US CLO II, Ltd., Series 2022-1A, Class X, 5.593% (3 Month Term SOFR + 130 bps), 1/20/37 (144A)	182,867
822,017	CarNow Auto Receivables Trust, Series 2023-2A, Class B, 8.53%, 1/15/27 (144A)	826,323
175,452	Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28 (144A)	173,629
2,110,000	Carvana Auto Receivables Trust, Series 2023-N4, Class C, 6.59%, 2/11/30 (144A)	2,182,705
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/257

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
810,000	Carvana Auto Receivables Trust, Series 2023-P3, Class B, 5.97%, 9/10/29 (144A)	$ 840,177
900,000(b)	Cascade Funding Mortgage Trust, Series 2022-HB10, Class M2, 3.25%, 11/25/35 (144A)	876,378
2,381(a)	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 5.054% (1 Month Term SOFR + 73 bps), 1/25/33	2,378
709,805(a)	Centerstone SBA Trust, Series 2023-1, Class A, 8.35% (PRIME + 85 bps), 12/27/50 (144A)	708,972
2,250,000(a)	Cerberus Loan Funding XLIX LLC, Series 2024-5A, Class A, 5.817% (3 Month Term SOFR + 135 bps), 1/15/34 (144A)	2,254,327
2,000,000(a)	Cerberus Loan Funding XLIX LLC, Series 2024-5A, Class D, 7.967% (3 Month Term SOFR + 350 bps), 1/15/34 (144A)	2,003,392
354,762(a)	Cerberus Loan Funding XXIV LP, Series 2018-3A, Class A1, 5.964% (3 Month Term SOFR + 166 bps), 7/15/30 (144A)	354,869
250,000(b)	CFMT LLC, Series 2023-HB12, Class M1, 4.25%, 4/25/33 (144A)	244,971
750,000(b)	CFMT LLC, Series 2023-HB12, Class M2, 4.25%, 4/25/33 (144A)	727,095
200,000(b)	CFMT LLC, Series 2023-HB12, Class M3, 4.25%, 4/25/33 (144A)	189,211
2,230,000(b)	CFMT LLC, Series 2024-HB13, Class M3, 3.00%, 5/25/34 (144A)	2,051,370
31,625(a)	Chase Funding Trust, Series 2003-3, Class 2A2, 4.974% (1 Month Term SOFR + 65 bps), 4/25/33	31,614
35,531(c)	Chase Funding Trust, Series 2003-6, Class 1A7, 4.87%, 11/25/34	34,757
1,232,591(a)	Churchill NCDLC CLO-I LLC, Series 2022-1A, Class B, 6.593% (3 Month Term SOFR + 230 bps), 4/20/34 (144A)	1,231,358
500,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	496,649
748,809	Commercial Equipment Finance LLC, Series 2024-1A, Class A, 5.97%, 7/16/29 (144A)	757,622
17,628	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	14,916
700,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	702,119
750,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	780,003
The accompanying notes are an integral part of these financial statements.
8Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,250,000	Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32 (144A)	$ 1,265,020
121,003(a)	Countrywide Asset-Backed Certificates, Series 2004-SD3, Class A2, 5.534% (1 Month Term SOFR + 121 bps), 9/25/34 (144A)	114,782
530,123	CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32 (144A)	537,478
978,857	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31 (144A)	992,578
2,050,000	Crossroads Asset Trust, Series 2024-A, Class C, 6.52%, 8/20/30 (144A)	2,107,415
1,910,000(a)	Deerpath Capital CLO, Ltd., Series 2021-1A, Class A1R, 6.102% (3 Month Term SOFR + 180 bps), 7/15/36 (144A)	1,922,917
500,000	Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/31 (144A)	502,810
1,000,000	Dext ABS LLC, Series 2023-1, Class B, 6.55%, 3/15/32 (144A)	1,020,565
485,271	Dext ABS LLC, Series 2023-2, Class A2, 6.56%, 5/15/34 (144A)	490,448
2,500,000	Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67%, 5/17/32	2,498,607
1,830,000	Drive Auto Receivables Trust, Series 2024-2, Class D, 4.94%, 5/17/32	1,829,762
1,000,000(a)	Ellington CLO III, Ltd., Series 2018-3A, Class C, 6.805% (3 Month Term SOFR + 251 bps), 7/20/30 (144A)	997,770
1,222,312	Equify ABS LLC, Series 2024-1A, Class A, 5.43%, 4/18/33 (144A)	1,223,146
1,930,000	Exeter Automobile Receivables Trust, Series 2022-1A, Class E, 5.02%, 10/15/29 (144A)	1,872,276
454,245	Exeter Automobile Receivables Trust, Series 2022-3A, Class C, 5.30%, 9/15/27	455,162
400,000	Exeter Automobile Receivables Trust, Series 2022-3A, Class D, 6.76%, 9/15/28	407,200
2,000,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class D, 8.03%, 4/6/29	2,082,187
895,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class E, 11.61%, 6/17/30 (144A)	988,480
1,100,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	1,153,701
4,710,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81%, 12/16/30	4,815,975
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/259

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,360,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.06%, 2/18/31	$ 1,364,815
67,744(a)	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-20, Class A7, 4.766% (SOFR30A + 41 bps), 12/25/29	65,278
1,662,000	FHF Issuer Trust, Series 2023-2A, Class B, 7.49%, 11/15/29 (144A)	1,747,954
388,000	FHF Issuer Trust, Series 2023-2A, Class C, 7.97%, 12/17/29 (144A)	412,475
1,178,220	FHF Issuer Trust, Series 2024-1A, Class A2, 5.69%, 2/15/30 (144A)	1,191,412
3,300,000	FHF Issuer Trust, Series 2024-1A, Class B, 6.26%, 3/15/30 (144A)	3,409,591
1,807,000	FHF Issuer Trust, Series 2024-1A, Class C, 7.42%, 5/15/31 (144A)	1,885,014
2,272,000	FHF Issuer Trust, Series 2024-3A, Class C, 5.43%, 3/17/31 (144A)	2,280,425
1,290,000	FHF Issuer Trust, Series 2024-3A, Class D, 6.01%, 12/15/31 (144A)	1,307,410
287,980	FHF Trust, Series 2023-1A, Class A2, 6.57%, 6/15/28 (144A)	291,412
1,538,733(b)	FIGRE Trust, Series 2024-HE2, Class A, 6.38%, 5/25/54 (144A)	1,576,514
2,001,281(b)	FIGRE Trust, Series 2024-HE3, Class A, 5.937%, 7/25/54 (144A)	2,035,492
925,000	Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.43%, 4/15/27	942,384
1,100,000(a)	Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1TR, 6.114% (3 Month Term SOFR + 181 bps), 10/15/33 (144A)	1,100,730
126,947	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	118,645
813,946	Foundation Finance Trust, Series 2024-1A, Class A, 5.50%, 12/15/49 (144A)	829,206
955,939	Foundation Finance Trust, Series 2024-1A, Class B, 5.95%, 12/15/49 (144A)	978,992
1,000,000	Foursight Capital Automobile Receivables Trust, Series 2022-2, Class D, 7.09%, 10/15/29 (144A)	1,016,651
1,000,000	Foursight Capital Automobile Receivables Trust, Series 2024-1, Class D, 6.83%, 3/15/30 (144A)	1,036,029
311,099	Freed ABS Trust, Series 2021-3FP, Class D, 2.37%, 11/20/28 (144A)	307,325
2,890,000	GLS Auto Receivables Issuer Trust, Series 2022-3A, Class D, 6.42%, 6/15/28 (144A)	2,940,603
The accompanying notes are an integral part of these financial statements.
10Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
750,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class D, 7.01%, 1/16/29 (144A)	$ 769,152
2,000,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class C, 6.65%, 8/15/29 (144A)	2,054,939
2,670,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class D, 5.53%, 2/18/31 (144A)	2,708,279
1,089,000	GLS Auto Select Receivables Trust, Series 2023-1A, Class C, 6.41%, 8/15/29 (144A)	1,123,163
1,000,000	GLS Auto Select Receivables Trust, Series 2023-1A, Class D, 7.93%, 7/15/30 (144A)	1,067,832
1,429,000	GLS Auto Select Receivables Trust, Series 2023-2A, Class C, 7.31%, 1/15/30 (144A)	1,506,614
230,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class C, 5.69%, 3/15/30 (144A)	235,139
1,300,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class D, 6.43%, 1/15/31 (144A)	1,354,201
2,300,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class D, 6.37%, 8/15/31 (144A)	2,388,892
887,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28%, 10/15/31 (144A)	891,568
2,400,000(a)	Golub Capital Partners CLO 24M-R, Ltd., Series 2015-24A, Class BR, 6.565% (3 Month Term SOFR + 226 bps), 11/5/29 (144A)	2,403,826
2,130,000(a)	Golub Capital Partners CLO 36m, Ltd., Series 2018-36A, Class B, 6.215% (3 Month Term SOFR + 191 bps), 2/5/31 (144A)	2,129,538
3,540,000(a)	Golub Capital Partners CLO 61M, Series 2022-61A, Class A1AR, 5.53% (3 Month Term SOFR + 123 bps), 7/25/35 (144A)	3,541,501
1,622,530(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class BR, 6.30% (3 Month Term SOFR + 200 bps), 7/25/33 (144A)	1,625,459
3,010,000(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class CR, 7.05% (3 Month Term SOFR + 275 bps), 7/25/33 (144A)	3,008,495
1,750,000(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class DR, 8.90% (3 Month Term SOFR + 460 bps), 7/25/33 (144A)	1,759,928
766,131(a)	Gracie Point International Funding, Series 2023-1A, Class A, 6.374% (SOFR90A + 195 bps), 9/1/26 (144A)	768,690
460,000(a)	Gracie Point International Funding, Series 2023-1A, Class C, 7.524% (SOFR90A + 310 bps), 9/1/26 (144A)	462,546
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/2511

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
500,000(a)	Gracie Point International Funding, Series 2023-1A, Class D, 8.924% (SOFR90A + 450 bps), 9/1/26 (144A)	$ 503,129
1,027,000(a)	Gracie Point International Funding LLC, Series 2024-1A, Class C, 7.922% (SOFR90A + 350 bps), 3/1/28 (144A)	1,030,794
432,000(a)	Gracie Point International Funding LLC, Series 2024-1A, Class D, 11.572% (SOFR90A + 715 bps), 3/1/28 (144A)	432,397
1,190,628(a)	GS Mortgage-Backed Securities Trust, Series 2024-HE2, Class A1, 5.852% (SOFR30A + 150 bps), 1/25/55 (144A)	1,194,280
478,126(a)	Harvest SBA Loan Trust, Series 2023-1, Class A, 7.675% (SOFR30A + 325 bps), 10/25/50 (144A)	485,814
1,257,385(a)	Harvest SBA Loan Trust, Series 2024-1, Class A, 6.675% (SOFR30A + 225 bps), 12/25/51 (144A)	1,261,318
747,019	Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38 (144A)	769,945
60,994	HIN Timeshare Trust, Series 2020-A, Class D, 5.50%, 10/9/39 (144A)	59,285
885,165	HINNT LLC, Series 2024-A, Class A, 5.49%, 3/15/43 (144A)	899,811
900,000	HOA Funding LLC - HOA, Series 2021-1A, Class B, 7.432%, 8/20/51 (144A)	72,000
281,454(a)	Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class C, 7.496% (SOFR30A + 315 bps), 5/20/32 (144A)	284,269
641,236(a)	Huntington Bank Auto Credit-Linked Notes Series, Series 2024-2, Class C, 6.946% (SOFR30A + 260 bps), 10/20/32 (144A)	642,689
500,000(a)	ICG US CLO, Ltd., Series 2016-1A, Class DRR, 11.995% (3 Month Term SOFR + 770 bps), 4/29/34 (144A)	495,665
509,599(a)	JP Morgan Mortgage Trust, Series 2023-HE1, Class A1, 6.096% (SOFR30A + 175 bps), 11/25/53 (144A)	513,005
1,034,990(a)	JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 6.046% (SOFR30A + 170 bps), 3/20/54 (144A)	1,042,230
696,118(a)	JP Morgan Mortgage Trust, Series 2023-HE3, Class A1, 5.946% (SOFR30A + 160 bps), 5/25/54 (144A)	700,674
The accompanying notes are an integral part of these financial statements.
12Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,652,164(a)	JP Morgan Mortgage Trust Series, Series 2024-HE3, Class A1, 5.546% (SOFR30A + 120 bps), 2/25/55 (144A)	$ 2,657,190
2,760,000(a)	Kinetic Advantage Master Owner Trust, Series 2024-1A, Class A, 6.989% (SOFR30A + 265 bps), 11/15/27 (144A)	2,773,632
500,000	Kubota Credit Owner Trust, Series 2023-1A, Class A3, 5.02%, 6/15/27 (144A)	502,377
312,190	LAD Auto Receivables Trust, Series 2024-1A, Class A2, 5.44%, 11/16/26 (144A)	312,579
1,000,000	LAD Auto Receivables Trust, Series 2024-1A, Class D, 6.15%, 6/16/31 (144A)	1,021,347
619,277	Lendbuzz Securitization Trust, Series 2023-3A, Class A2, 7.50%, 12/15/28 (144A)	636,015
1,500,000	Lendbuzz Securitization Trust, Series 2024-2A, Class B, 6.52%, 7/16/29 (144A)	1,550,887
1,550,000	Lendbuzz Securitization Trust, Series 2024-3A, Class B, 5.03%, 11/15/30 (144A)	1,556,197
2,679,000	Lendbuzz Securitization Trust, Series 2025-1A, Class C, 5.99%, 1/15/32 (144A)	2,736,155
336,394	LFS LLC, Series 2023-A, Class A, 7.173%, 7/15/35 (144A)	337,713
128,985	Libra Solutions LLC, Series 2023-1A, Class B, 10.25%, 2/15/35 (144A)	129,147
1,810,000	Libra Solutions LLC, Series 2024-1A, Class A, 5.88%, 9/30/38 (144A)	1,789,485
802,015	LL ABS Trust, Series 2022-1A, Class C, 5.88%, 11/15/29 (144A)	802,841
365,882	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46 (144A)	339,042
835,527	Marlette Funding Trust, Series 2021-1A, Class D, 2.47%, 6/16/31 (144A)	827,321
1,000,000	Merchants Fleet Funding LLC, Series 2023-1A, Class E, 10.80%, 5/20/36 (144A)	1,028,201
2,710,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class B, 7.43%, 7/20/29 (144A)	2,757,849
710,000(a)	MidOcean Credit CLO XI, Ltd., Series 2022-11A, Class A1R2, 5.534% (3 Month Term SOFR + 121 bps), 1/18/36 (144A)	711,916
1,000,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class C, 10.03%, 7/17/28 (144A)	1,009,114
1,790,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.69%, 11/15/28 (144A)	1,800,409
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/2513

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,900,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.88%, 1/15/30 (144A)	$ 1,914,447
1,240,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class B, 6.32%, 1/15/30 (144A)	1,253,199
1,540,000(a)	Monroe Capital Mml CLO XII, Ltd., Series 2021-2A, Class A1, 6.12% (3 Month Term SOFR + 176 bps), 9/14/33 (144A)	1,541,632
103,067	Mosaic Solar Loan Trust, Series 2019-2A, Class D, 6.18%, 9/20/40 (144A)	101,610
44,259	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	43,686
1,299(b)	New Century Home Equity Loan Trust, Series 2004-A, Class AII9, 5.47%, 8/25/34	2,180
1,300,000(a)	NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A1, 5.24% (SOFR30A + 90 bps), 3/15/29 (144A)	1,307,650
690,000	NMEF Funding LLC, Series 2023-A, Class C, 8.04%, 6/17/30 (144A)	716,360
1,550,000	NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31 (144A)	1,560,879
89,375(a)	NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 5.214% (1 Month Term SOFR + 89 bps), 5/25/33	87,464
1,500,000	Octane Receivables Trust, Series 2022-1A, Class D, 5.54%, 2/20/29 (144A)	1,508,178
1,610,000	Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 2/20/30 (144A)	1,673,815
1,000,000	Octane Receivables Trust, Series 2023-1A, Class D, 7.76%, 3/20/30 (144A)	1,047,733
965,000	Octane Receivables Trust, Series 2023-3A, Class D, 7.58%, 9/20/29 (144A)	1,013,725
1,000,000	Octane Receivables Trust, Series 2024-1A, Class D, 6.43%, 10/21/30 (144A)	1,024,972
2,250,000	Octane Receivables Trust, Series 2024-3A, Class C, 5.51%, 10/20/31 (144A)	2,268,645
1,410,000	Octane Receivables Trust, Series 2024-RVM1, Class B, 5.27%, 1/22/46 (144A)	1,424,242
2,300,000	Oportun Funding Trust, Series 2024-3, Class B, 5.48%, 8/15/29 (144A)	2,309,963
650,000	Oportun Funding Trust, Series 2024-3, Class C, 6.25%, 8/15/29 (144A)	653,740
151,250	Oportun Issuance Trust, Series 2024-1A, Class A, 6.334%, 4/8/31 (144A)	151,525
The accompanying notes are an integral part of these financial statements.
14Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,160,000	Oportun Issuance Trust, Series 2024-1A, Class B, 6.546%, 4/8/31 (144A)	$ 1,165,267
1,260,000	Oportun Issuance Trust, Series 2024-2, Class B, 5.83%, 2/9/32 (144A)	1,267,659
1,330,000	Oportun Issuance Trust, Series 2025-A, Class A, 5.01%, 2/8/33 (144A)	1,332,520
1,000,000(a)	Owl Rock CLO II, Ltd., Series 2019-2A, Class ALR, 6.105% (3 Month Term SOFR + 181 bps), 4/20/33 (144A)	1,002,026
3,419,486	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.70%, 12/20/32 (144A)	3,461,218
750,000	Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/32 (144A)	755,872
1,374,805	Oxford Finance Funding LLC, Series 2022-1A, Class B, 4.096%, 2/15/30 (144A)	1,339,473
4,800,000	Pagaya AI Debt Grantor Trust, Series 2024-10, Class B, 5.75%, 6/15/32 (144A)	4,828,440
2,580,000(b)	Pagaya AI Debt Grantor Trust, Series 2024-11, Class AB, 0.000%, 7/15/32 (144A)	2,584,425
1,000,000	Pagaya AI Debt Grantor Trust, Series 2025-1, Class B, 5.628%, 7/15/32 (144A)	1,005,124
209,496	Pagaya AI Debt Trust, Series 2022-5, Class A, 8.096%, 6/17/30 (144A)	211,135
282,798	Pagaya AI Debt Trust, Series 2023-3, Class A, 7.60%, 12/16/30 (144A)	283,843
1,266,052	Pagaya AI Debt Trust, Series 2023-7, Class B, 7.549%, 7/15/31 (144A)	1,272,368
1,745,093	Pagaya AI Debt Trust, Series 2024-1, Class B, 7.109%, 7/15/31 (144A)	1,769,456
265,211	Pagaya AI Debt Trust, Series 2024-2, Class A, 6.319%, 8/15/31 (144A)	267,809
1,327,349(b)	Pagaya AI Debt Trust, Series 2024-2, Class ABC, 6.75%, 8/15/31 (144A)	1,338,162
1,984,688	Pagaya AI Debt Trust, Series 2024-3, Class B, 6.571%, 10/15/31 (144A)	2,005,585
250,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 6.902% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	250,439
750,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class D, 2.75%, 7/15/27 (144A)	737,426
750,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class E, 5.21%, 5/15/28 (144A)	742,996
2,000,000	PEAC Solutions Receivables LLC, Series 2024-1A, Class C, 6.62%, 1/21/31 (144A)	2,061,988
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/2515

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,110,000	PEAC Solutions Receivables LLC, Series 2024-2A, Class C, 5.37%, 10/20/31 (144A)	$ 3,124,271
741,800	PEAR LLC, Series 2022-1, Class A2, 7.25%, 10/15/34 (144A)	752,284
1,065,286	PEAR LLC, Series 2023-1, Class A, 7.42%, 7/15/35 (144A)	1,072,616
932,942	PEAR LLC, Series 2024-1, Class A, 6.95%, 2/15/36 (144A)	943,108
850,000	Post Road Equipment Finance LLC, Series 2024-1A, Class B, 5.58%, 10/15/30 (144A)	862,339
710,000	Post Road Equipment Finance LLC, Series 2024-1A, Class C, 5.81%, 10/15/30 (144A)	723,816
400,000	Post Road Equipment Finance LLC, Series 2024-1A, Class E, 8.50%, 12/15/31 (144A)	413,968
1,880,000	Prestige Auto Receivables Trust, Series 2023-2A, Class C, 7.12%, 8/15/29 (144A)	1,937,080
1,967,000	Prestige Auto Receivables Trust, Series 2024-1A, Class D, 6.21%, 2/15/30 (144A)	2,009,615
2,030,000	Prestige Auto Receivables Trust, Series 2024-2A, Class D, 5.15%, 7/15/30 (144A)	2,028,246
670,000	Purchasing Power Funding LLC, Series 2024-A, Class D, 7.26%, 8/15/28 (144A)	682,425
700,000	Purchasing Power Funding LLC, Series 2024-A, Class E, 10.18%, 8/15/28 (144A)	716,931
2,400,000	Reach Abs Trust, Series 2024-1A, Class B, 6.29%, 2/18/31 (144A)	2,439,000
2,255,000	Reach ABS Trust, Series 2025-1A, Class B, 5.34%, 8/16/32 (144A)	2,272,147
156,491(a)	ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A, 7.00% (PRIME - 50 bps), 12/27/44 (144A)	156,185
779,030(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 7.57% (PRIME + 7 bps), 4/25/48 (144A)	794,133
357,143(a)	Regatta IX Funding, Ltd., Series 2017-1A, Class XR, 5.353% (3 Month Term SOFR + 105 bps), 4/17/37 (144A)	357,189
1,850,000	Regional Management Issuance Trust, Series 2024-2, Class B, 5.49%, 12/15/33 (144A)	1,875,937
1,250,000	Regional Management Issuance Trust, Series 2024-2, Class C, 5.74%, 12/15/33 (144A)	1,269,177
620,198	Research-Driven Pagaya Motor Asset Trust, Series 2023-4A, Class A, 7.54%, 3/25/32 (144A)	628,209
The accompanying notes are an integral part of these financial statements.
16Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,000,000(b)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M3, 3.69%, 11/25/31 (144A)	$ 940,293
500,000(b)+	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	39,500
500,000	SAFCO Auto Receivables Trust, Series 2024-1A, Class C, 6.96%, 1/18/30 (144A)	509,835
921,306(b)	Saluda Grade Alternative Mortgage Trust, Series 2023-FIG4, Class A, 6.718%, 11/25/53 (144A)	953,337
1,980,000	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class D, 9.965%, 5/15/32 (144A)	2,021,129
666,667	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class F, 11.91%, 8/16/32 (144A)	678,882
868,074	Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class E, 8.408%, 12/15/33 (144A)	899,740
930,000	Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class E, 6.799%, 1/18/33 (144A)	940,856
1,407,228	Santander Bank N.A. - SBCLN, Series 2021-1A, Class D, 5.004%, 12/15/31 (144A)	1,407,437
700,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class E, 6.171%, 12/15/31 (144A)	700,849
1,000,000	Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09%, 5/15/30	1,005,855
1,000,000	Santander Drive Auto Receivables Trust, Series 2023-6, Class C, 6.40%, 3/17/31	1,038,339
1,120,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.28%, 8/15/31	1,161,784
1,980,000	Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32%, 12/15/31	2,004,434
1,000,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78%, 1/15/31	1,002,463
1,424,000	SCF Equipment Leasing LLC, Series 2022-1A, Class E, 5.26%, 7/20/32 (144A)	1,397,834
500,000	SCF Equipment Leasing LLC, Series 2022-2A, Class D, 6.50%, 10/20/32 (144A)	513,565
480,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.58%, 6/21/33 (144A)	495,865
3,970,000(a)	Sound Point CLO V-R, Ltd., Series 2014-1RA, Class B, 6.305% (3 Month Term SOFR + 201 bps), 7/18/31 (144A)	3,973,382
500,000(a)	Sound Point CLO XVI, Ltd., Series 2017-2A, Class D, 8.162% (3 Month Term SOFR + 386 bps), 7/25/30 (144A)	500,477
900,000(a)	STAR Trust, Series 2021-SFR1, Class C, 5.476% (1 Month Term SOFR + 116 bps), 4/17/38 (144A)	891,276
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/2517

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,230,000(a)	STAR Trust, Series 2021-SFR2, Class C, 6.026% (1 Month Term SOFR + 171 bps), 1/17/39 (144A)	$ 2,222,554
1,610,000(a)	Starwood LLC, Series 2024-SIF4A, Class C, 6.983% (3 Month Term SOFR + 250 bps), 10/17/36 (144A)	1,612,467
187,798	Stonepeak ABS, Series 2021-1A, Class AA, 2.301%, 2/28/33 (144A)	178,684
6,061	Structured Receivables Finance LLC, Series 2010-B, Class A, 3.73%, 8/15/36 (144A)	6,033
1,000,000(a)	STWD, Ltd., Series 2021-SIF2A, Class D, 8.152% (3 Month Term SOFR + 385 bps), 1/15/33 (144A)	1,001,169
21,179	Tidewater Auto Receivables Trust, Series 2020-AA, Class D, 2.31%, 3/15/27 (144A)	21,156
1,250,000	Tidewater Auto Receivables Trust, Series 2020-AA, Class E, 3.35%, 7/17/28 (144A)	1,235,038
3,272,479(b)	Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, 5.848%, 1/25/64 (144A)	3,289,788
2,890,000(c)	Towd Point Mortgage Trust, Series 2024-CES4, Class A2, 5.173%, 9/25/64 (144A)	2,876,581
3,000,000	Trafigura Securitisation Finance Plc, Series 2024-1A, Class A2, 5.98%, 11/15/27 (144A)	3,056,146
1,610,000	Trafigura Securitisation Finance Plc, Series 2024-1A, Class B, 7.29%, 11/15/27 (144A)	1,642,820
398,392	Tricolor Auto Securitization Trust, Series 2021-1A, Class F, 5.08%, 5/15/28 (144A)	398,475
750,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29 (144A)	773,285
1,090,000	Tricolor Auto Securitization Trust, Series 2023-1A, Class D, 8.56%, 7/15/27 (144A)	1,106,852
1,000,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class B, 6.53%, 12/15/27 (144A)	1,015,821
3,755,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class D, 8.61%, 4/17/28 (144A)	3,909,434
1,000,000	Tricolor Auto Securitization Trust, Series 2024-2A, Class B, 6.57%, 2/15/28 (144A)	1,019,300
1,140,000	Tricolor Auto Securitization Trust, Series 2024-2A, Class D, 7.61%, 8/15/28 (144A)	1,179,357
3,000,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class D, 6.34%, 4/16/29 (144A)	3,056,544
2,240,000	Tricon American Homes Trust, Series 2019-SFR1, Class F, 3.745%, 3/17/38 (144A)	2,204,334
830,000(a)(d)	Tricon Residential Trust, Series 2025-SFR1, Class D, 6.30% (1 Month Term SOFR + 200 bps), 3/17/42 (144A)	829,978
The accompanying notes are an integral part of these financial statements.
18Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
850,000	United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30%, 11/12/29 (144A)	$ 874,416
1,759,440	Upgrade Receivables Trust, Series 2024-1A, Class A, 5.37%, 2/18/31 (144A)	1,761,901
38,742	Upstart Pass-Through Trust, Series 2021-ST4, Class A, 2.00%, 7/20/27 (144A)	38,249
118,145	US Bank NA, Series 2023-1, Class B, 6.789%, 8/25/32 (144A)	119,934
1,090,000(a)	Venture 41 CLO, Ltd., Series 2021-41A, Class A1NR, 5.723% (3 Month Term SOFR + 143 bps), 1/20/34 (144A)	1,092,172
615,367	Verdant Receivables LLC, Series 2023-1A, Class A2, 6.24%, 1/13/31 (144A)	626,541
1,235,901	Veros Auto Receivables Trust, Series 2021-1, Class C, 3.64%, 8/15/28 (144A)	1,229,703
783,140	Veros Auto Receivables Trust, Series 2022-1, Class C, 5.03%, 8/16/27 (144A)	782,786
100,000	Veros Auto Receivables Trust, Series 2022-1, Class D, 7.23%, 7/16/29 (144A)	101,159
500,000	Veros Auto Receivables Trust, Series 2023-1, Class C, 8.32%, 11/15/28 (144A)	517,242
2,620,000	Veros Auto Receivables Trust, Series 2024-1, Class C, 7.57%, 12/15/28 (144A)	2,708,088
1,000,000	Veros Auto Receivables Trust, Series 2024-1, Class D, 9.87%, 5/15/31 (144A)	1,062,668
327,000	VFI ABS LLC, Series 2023-1A, Class C, 9.26%, 12/24/29 (144A)	338,753
1,025,187(c)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	1,042,562
550,000	VStrong Auto Receivables Trust, Series 2023-A, Class D, 9.31%, 2/15/30 (144A)	613,128
1,500,000	VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62%, 12/15/28 (144A)	1,513,933
297,131	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	288,655
635,914	Westgate Resorts LLC, Series 2023-1A, Class C, 7.49%, 12/20/37 (144A)	649,462
317,957	Westgate Resorts LLC, Series 2023-1A, Class D, 10.14%, 12/20/37 (144A)	328,077
497,417	Westgate Resorts LLC, Series 2024-1A, Class D, 9.26%, 1/20/38 (144A)	505,141
1,400,000	Westlake Automobile Receivables Trust, Series 2021-2A, Class F, 3.66%, 12/15/27 (144A)	1,385,693
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/2519

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,265,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.79%, 11/15/28 (144A)	$ 1,302,982
350,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class D, 7.01%, 11/15/28 (144A)	360,623
127,886(a)	Westlake Automobile Receivables Trust, Series 2023-3A, Class A2B, 5.009% (SOFR30A + 67 bps), 10/15/26 (144A)	127,926
1,000,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class C, 6.64%, 11/15/28 (144A)	1,028,663
644,894	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/46 (144A)	608,805
1,600,000	Wingspire Equipment Finance LLC, Series 2024-1A, Class D, 6.31%, 9/20/32 (144A)	1,615,483
2,821,602(a)	Woodmont Trust, Series 2023-12A, Class A1R, 5.70% (3 Month Term SOFR + 140 bps), 10/25/32 (144A)	2,834,720
1,000,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class BR, 6.569% (3 Month Term SOFR + 226 bps), 7/16/31 (144A)	1,002,272
1,000,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class DR, 9.569% (3 Month Term SOFR + 526 bps), 7/16/31 (144A)	1,000,270
990,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2021-1A, Class A2AR, 6.102% (3 Month Term SOFR + 180 bps), 7/15/33 (144A)	988,911
342,905(a)	Zais CLO 13, Ltd., Series 2019-13A, Class A1AR, 5.602% (3 Month Term SOFR + 130 bps), 7/15/32 (144A)	343,069
	Total Asset Backed Securities (Cost $361,040,205)	$364,051,088

	Collateralized Mortgage Obligations—9.2% of Net Assets
500,000(b)	A&D Mortgage Trust, Series 2023-NQM2, Class M1, 8.281%, 5/25/68 (144A)	$ 510,989
1,428,438(b)	A&D Mortgage Trust, Series 2024-NQM3, Class M1, 6.882%, 7/25/69 (144A)	1,446,536
3,612(b)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 5.891%, 6/25/30	3,617
850,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class A2, 5.352% (SOFR30A + 100 bps), 9/25/31 (144A)	850,551
500,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class M1C, 8.052% (SOFR30A + 370 bps), 1/26/32 (144A)	513,511
2,390,000(a)	Bellemeade Re, Ltd., Series 2024-1, Class M1A, 6.502% (SOFR30A + 215 bps), 8/25/34 (144A)	2,397,819
The accompanying notes are an integral part of these financial statements.
20Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
82,170(b)	BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3, 2.406%, 5/25/60 (144A)	$ 80,227
1,000,000(b)	CFMT LLC, Series 2022-HB8, Class M3, 3.75%, 4/25/25 (144A)	971,437
700,000(b)	CFMT LLC, Series 2024-HB14, Class M1, 3.00%, 6/25/34 (144A)	662,536
510,000(b)	CFMT LLC, Series 2024-HB14, Class M2, 3.00%, 6/25/34 (144A)	477,495
1,140,000(b)	CFMT LLC, Series 2024-HB15, Class M3, 4.00%, 8/25/34 (144A)	1,060,173
1,046,983(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M3, 5.902% (SOFR30A + 155 bps), 2/25/50 (144A)	990,888
590,166(b)	CHNGE Mortgage Trust, Series 2022-1, Class A1, 3.007%, 1/25/67 (144A)	554,395
1,441,650(a)	Connecticut Avenue Securities Series, Series 2025-R01, Class 1A1, 5.303% (SOFR30A + 95 bps), 1/25/45 (144A)	1,443,005
2,154,695(a)	Connecticut Avenue Securities Series, Series 2025-R01, Class 1M1, 5.453% (SOFR30A + 110 bps), 1/25/45 (144A)	2,156,049
263,095(a)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2, 6.616% (SOFR30A + 226 bps), 11/25/39 (144A)	264,000
604,522(a)	Connecticut Avenue Securities Trust, Series 2019-R06, Class 2B1, 8.216% (SOFR30A + 386 bps), 9/25/39 (144A)	625,680
1,040,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 8.116% (SOFR30A + 376 bps), 2/25/40 (144A)	1,088,023
2,130,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 8.116% (SOFR30A + 376 bps), 2/25/40 (144A)	2,228,356
2,010,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, 6.252% (SOFR30A + 190 bps), 12/25/41 (144A)	2,038,153
2,780,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 7.352% (SOFR30A + 300 bps), 1/25/42 (144A)	2,858,201
770,000(a)	Connecticut Avenue Securities Trust, Series 2022-R09, Class 2B1, 11.103% (SOFR30A + 675 bps), 9/25/42 (144A)	863,485
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/2521

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
268,059(a)	Connecticut Avenue Securities Trust, Series 2022-R09, Class 2M1, 6.853% (SOFR30A + 250 bps), 9/25/42 (144A)	$ 273,002
645,427(a)	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, 6.753% (SOFR30A + 240 bps), 12/25/42 (144A)	664,230
70,751(a)	Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, 6.652% (SOFR30A + 230 bps), 1/25/43 (144A)	72,406
437,647(a)	Connecticut Avenue Securities Trust, Series 2023-R03, Class 2M1, 6.852% (SOFR30A + 250 bps), 4/25/43 (144A)	445,560
135,854(a)	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, 6.052% (SOFR30A + 170 bps), 7/25/43 (144A)	136,489
321,270(a)	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, 5.402% (SOFR30A + 105 bps), 1/25/44 (144A)	321,472
680,261(a)	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, 5.452% (SOFR30A + 110 bps), 2/25/44 (144A)	681,029
425,054(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M1, 5.503% (SOFR30A + 115 bps), 3/25/44 (144A)	425,321
490,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 6.303% (SOFR30A + 195 bps), 3/25/44 (144A)	496,889
1,069,350(a)	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1A1, 5.352% (SOFR30A + 100 bps), 5/25/44 (144A)	1,069,680
1,905,740(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2A1, 5.352% (SOFR30A + 100 bps), 7/25/44 (144A)	1,906,937
2,116,390(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M1, 5.352% (SOFR30A + 100 bps), 7/25/44 (144A)	2,117,380
1,481,117(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, 5.502% (SOFR30A + 115 bps), 9/25/44 (144A)	1,484,815
513,250(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, 5.402% (SOFR30A + 105 bps), 9/25/44 (144A)	513,522
The accompanying notes are an integral part of these financial statements.
22Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,210,000(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, 5.952% (SOFR30A + 160 bps), 9/25/44 (144A)	$ 1,217,599
78,902	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2A1, 7.50%, 5/25/32	82,730
810,000(a)	Eagle Re, Ltd., Series 2021-2, Class M2, 8.602% (SOFR30A + 425 bps), 4/25/34 (144A)	837,224
457,650(a)	Eagle Re, Ltd., Series 2023-1, Class M1A, 6.352% (SOFR30A + 200 bps), 9/26/33 (144A)	459,461
630,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 8.302% (SOFR30A + 395 bps), 9/26/33 (144A)	649,321
1,000,000(b)	Ellington Financial Mortgage Trust, Series 2020-1, Class A3, 3.999%, 5/25/65 (144A)	973,291
19,224(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2439, Class F, 5.453% (SOFR30A + 111 bps), 3/15/32	19,426
31,447(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2470, Class AF, 5.453% (SOFR30A + 111 bps), 3/15/32	31,757
9,633(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2916, Class NF, 4.703% (SOFR30A + 36 bps), 1/15/35	9,592
5,940(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3042, Class PF, 4.703% (SOFR30A + 36 bps), 8/15/35	5,914
3,180(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3102, Class FG, 4.753% (SOFR30A + 41 bps), 1/15/36	3,154
25,837(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3117, Class FE, 4.753% (SOFR30A + 41 bps), 2/15/36	25,663
12,987(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3173, Class FC, 4.873% (SOFR30A + 53 bps), 6/15/36	12,875
27,588(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3181, Class HF, 4.953% (SOFR30A + 61 bps), 7/15/36	27,529
25,202(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class EF, 4.803% (SOFR30A + 46 bps), 11/15/36	25,008
11,508(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class FB, 4.803% (SOFR30A + 46 bps), 11/15/36	11,424
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/2523

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
47,939(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3373, Class FB, 5.033% (SOFR30A + 69 bps), 10/15/37	$ 47,948
40,839(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3610, Class FA, 5.153% (SOFR30A + 81 bps), 12/15/39	41,036
10,418(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3868, Class FA, 4.853% (SOFR30A + 51 bps), 5/15/41	10,349
588(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3914, Class LF, 4.653% (SOFR30A + 31 bps), 8/15/26	588
1,739,176(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-1, Class M, 4.75%, 5/25/57	1,687,337
2,570,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-4, Class M, 4.75%, 3/25/58 (144A)	2,451,667
243,826(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, 10/25/58	237,297
240,000(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-1, Class M, 4.25%, 8/25/59 (144A)	227,830
905,723(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-2, Class M, 4.25%, 11/25/59 (144A)	861,547
568,885(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA5, Class M2, 6.002% (SOFR30A + 165 bps), 1/25/34 (144A)	571,598
2,572,798(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA6, Class M2, 5.852% (SOFR30A + 150 bps), 10/25/41 (144A)	2,590,423
142,122(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class M1, 5.202% (SOFR30A + 85 bps), 11/25/41 (144A)	141,987
1,340,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class M2, 6.452% (SOFR30A + 210 bps), 9/25/41 (144A)	1,354,217
1,273,292(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA4, Class M1, 5.302% (SOFR30A + 95 bps), 12/25/41 (144A)	1,271,701
The accompanying notes are an integral part of these financial statements.
24Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,835,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1, Class M2, 6.852% (SOFR30A + 250 bps), 1/25/42 (144A)	$ 1,878,729
1,000,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA2, Class M2, 8.102% (SOFR30A + 375 bps), 2/25/42 (144A)	1,044,380
1,500,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA3, Class M2, 8.702% (SOFR30A + 435 bps), 4/25/42 (144A)	1,593,144
108,214(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA6, Class M1A, 6.502% (SOFR30A + 215 bps), 9/25/42 (144A)	109,195
187,481(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-HQA3, Class M1A, 6.652% (SOFR30A + 230 bps), 8/25/42 (144A)	191,407
618,450(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-DNA2, Class M1A, 6.453% (SOFR30A + 210 bps), 4/25/43 (144A)	629,443
176,082(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-HQA1, Class M1A, 6.352% (SOFR30A + 200 bps), 5/25/43 (144A)	178,001
330,868(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-HQA2, Class M1A, 6.352% (SOFR30A + 200 bps), 6/25/43 (144A)	332,413
486,672(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA1, Class M1, 5.702% (SOFR30A + 135 bps), 2/25/44 (144A)	488,433
1,600,625(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class A1, 5.402% (SOFR30A + 105 bps), 10/25/44 (144A)	1,602,623
576,193(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class M1, 5.352% (SOFR30A + 100 bps), 10/25/44 (144A)	576,193
2,726,500(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-HQA2, Class A1, 5.602% (SOFR30A + 125 bps), 8/25/44 (144A)	2,743,549
1,079,378(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-HQA2, Class M1, 5.552% (SOFR30A + 120 bps), 8/25/44 (144A)	1,080,725
1,220,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-HQA2, Class M2, 6.152% (SOFR30A + 180 bps), 8/25/44 (144A)	1,229,394
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/2525

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
952,750(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-DNA1, Class A1, 5.302% (SOFR30A + 95 bps), 1/25/45 (144A)	$ 953,110
2,439,608(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-DNA1, Class M1, 5.402% (SOFR30A + 105 bps), 1/25/45 (144A)	2,440,755
1,820,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-HQA1, Class A1, 5.288% (SOFR30A + 95 bps), 2/25/45 (144A)	1,820,711
4,380,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-HQA1, Class M1, 5.488% (SOFR30A + 115 bps), 2/25/45 (144A)	4,383,422
15,062(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 237, Class F14, 4.853% (SOFR30A + 51 bps), 5/15/36	14,986
35,434(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 239, Class F30, 4.753% (SOFR30A + 41 bps), 8/15/36	35,109
13,098(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 244, Class F22, 4.803% (SOFR30A + 46 bps), 12/15/36	13,006
109,410(b)	Federal National Mortgage Association Grantor Trust, Series 2004-T2, Class 2A, 5.192%, 7/25/43	111,045
7,949(a)	Federal National Mortgage Association REMICs, Series 2001-72, Class FB, 5.366% (SOFR30A + 101 bps), 12/25/31	7,997
5,466(a)	Federal National Mortgage Association REMICs, Series 2001-81, Class FL, 5.103% (SOFR30A + 76 bps), 1/18/32	5,468
9,404(a)	Federal National Mortgage Association REMICs, Series 2002-93, Class FH, 4.966% (SOFR30A + 61 bps), 1/25/33	9,400
11,334(a)	Federal National Mortgage Association REMICs, Series 2003-42, Class JF, 4.966% (SOFR30A + 61 bps), 5/25/33	11,288
9,282(a)	Federal National Mortgage Association REMICs, Series 2003-8, Class FJ, 4.816% (SOFR30A + 46 bps), 2/25/33	9,270
17,585(a)	Federal National Mortgage Association REMICs, Series 2004-52, Class FW, 4.866% (SOFR30A + 51 bps), 7/25/34	17,542
The accompanying notes are an integral part of these financial statements.
26Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
21,678(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class KT, 4.766% (SOFR30A + 41 bps), 10/25/35	$ 21,537
16,989(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class LF, 4.776% (SOFR30A + 42 bps), 2/25/35	16,915
25,090(a)	Federal National Mortgage Association REMICs, Series 2006-42, Class CF, 4.916% (SOFR30A + 56 bps), 6/25/36	25,022
5,221(a)	Federal National Mortgage Association REMICs, Series 2006-82, Class F, 5.036% (SOFR30A + 68 bps), 9/25/36	5,222
7,073(a)	Federal National Mortgage Association REMICs, Series 2007-110, Class FA, 5.086% (SOFR30A + 73 bps), 12/25/37	7,063
10,596(a)	Federal National Mortgage Association REMICs, Series 2007-13, Class FA, 4.716% (SOFR30A + 36 bps), 3/25/37	10,438
33,238(a)	Federal National Mortgage Association REMICs, Series 2007-2, Class FT, 4.716% (SOFR30A + 36 bps), 2/25/37	32,819
5,866(a)	Federal National Mortgage Association REMICs, Series 2007-41, Class FA, 4.866% (SOFR30A + 51 bps), 5/25/37	5,820
31,966(a)	Federal National Mortgage Association REMICs, Series 2007-50, Class FN, 4.706% (SOFR30A + 35 bps), 6/25/37	31,664
24,813(a)	Federal National Mortgage Association REMICs, Series 2007-7, Class FJ, 4.666% (SOFR30A + 31 bps), 2/25/37	24,529
9,359(a)	Federal National Mortgage Association REMICs, Series 2007-92, Class OF, 5.036% (SOFR30A + 68 bps), 9/25/37	9,323
21,138(a)	Federal National Mortgage Association REMICs, Series 2008-88, Class FA, 5.686% (SOFR30A + 133 bps), 10/25/38	21,626
116,854(a)	Federal National Mortgage Association Trust, Series 2005-W3, Class 2AF, 4.686% (SOFR30A + 33 bps), 3/25/45	115,822
36,960(b)	Federal National Mortgage Association Trust, Series 2005-W3, Class 3A, 4.653%, 4/25/45	36,184
25,993(b)	Federal National Mortgage Association Trust, Series 2005-W4, Class 3A, 5.103%, 6/25/45	25,653
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/2527

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
74,500(a)	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, 4.726% (SOFR30A + 37 bps), 11/25/46	$ 73,913
782,689(c)	GCAT Trust, Series 2022-NQM4, Class A3, 5.73%, 8/25/67 (144A)	779,998
36,998(a)	Government National Mortgage Association, Series 2005-16, Class FA, 4.676% (1 Month Term SOFR + 36 bps), 2/20/35	36,810
36,647(a)	Government National Mortgage Association, Series 2005-3, Class FC, 4.676% (1 Month Term SOFR + 36 bps), 1/16/35	36,525
2,180,329(a)	GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, 5.952% (SOFR30A + 160 bps), 8/25/54 (144A)	2,180,325
449,175(a)	Home Re, Ltd., Series 2021-1, Class M2, 7.316% (SOFR30A + 296 bps), 7/25/33 (144A)	452,639
99,602(a)	Home Re, Ltd., Series 2023-1, Class M1A, 6.502% (SOFR30A + 215 bps), 10/25/33 (144A)	99,748
310,000(a)	Home Re, Ltd., Series 2023-1, Class M1B, 8.952% (SOFR30A + 460 bps), 10/25/33 (144A)	321,336
500,000(b)	HOMES Trust, Series 2023-NQM2, Class M1, 7.293%, 2/25/68 (144A)	505,828
400,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	278,666
319,425	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	304,652
16,111(b)	IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 6A1, 5.638%, 10/25/34	15,048
3,240,000(a)	JP Morgan Mortgage Trust Series, Series 2025-HE1, Class A1, 5.503% (SOFR30A + 115 bps), 8/25/55 (144A)	3,240,000
96,071(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 4.934% (1 Month Term SOFR + 61 bps), 5/25/33 (144A)	94,001
620,000(c)	LHOME Mortgage Trust, Series 2024-RTL1, Class A1, 7.017%, 1/25/29 (144A)	629,891
611(b)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A3, 6.375%, 1/25/29	601
55,004(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-H, Class A1, 5.074% (1 Month Term SOFR + 75 bps), 1/25/29	48,148
725,000(c)	MFA Trust, Series 2023-RTL2, Class A1, 8.498%, 11/25/28 (144A)	741,476
The accompanying notes are an integral part of these financial statements.
28Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
610,000(c)	MFA Trust, Series 2024-RTL1, Class A1, 7.093%, 2/25/29 (144A)	$ 615,073
450,000(b)	Oceanview Mortgage Loan Trust, Series 2020-1, Class A3, 3.285%, 5/28/50 (144A)	389,898
480,000	Ocwen Loan Investment Trust, Series 2024-HB1, Class M2, 3.00%, 2/25/37 (144A)	445,511
2,000,000	Ocwen Loan Investment Trust, Series 2024-HB1, Class M3, 3.00%, 2/25/37 (144A)	1,840,405
400,000(b)	Onity Loan Investment Trust, Series 2024-HB2, Class M3, 5.00%, 8/25/37 (144A)	374,456
3,820,000(b)	PRKCM Trust, Series 2023-AFC4, Class M1, 7.986%, 11/25/58 (144A)	3,929,463
630,000(a)	Radnor Re, Ltd., Series 2021-1, Class M2, 7.502% (SOFR30A + 315 bps), 12/27/33 (144A)	638,433
1,304,559(a)	Radnor Re, Ltd., Series 2021-2, Class M1B, 8.052% (SOFR30A + 370 bps), 11/25/31 (144A)	1,329,972
586,090(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 7.052% (SOFR30A + 270 bps), 7/25/33 (144A)	590,381
460,000(a)	Radnor Re, Ltd., Series 2023-1, Class M1B, 8.702% (SOFR30A + 435 bps), 7/25/33 (144A)	477,740
807,597(a)	Radnor Re, Ltd., Series 2024-1, Class M1A, 6.352% (SOFR30A + 200 bps), 9/25/34 (144A)	809,063
710,000(a)	Radnor Re, Ltd., Series 2024-1, Class M1B, 7.252% (SOFR30A + 290 bps), 9/25/34 (144A)	716,889
175,452(a)	RESI Finance LP, Series 2003-CB1, Class B3, 5.875% (1 Month Term SOFR + 156 bps), 6/10/35 (144A)	143,710
571,355(b)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	538,615
2,633,608(b)	Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, 6.306%, 3/25/54 (144A)	2,685,550
505,000(c)	Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, 7.50%, 2/25/30 (144A)	508,954
460,000(c)	Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1, 7.762%, 4/25/30 (144A)	466,384
2,861,787(b)	Towd Point Mortgage Trust, Series 2024-CES2, Class A1A, 6.125%, 2/25/64 (144A)	2,893,948
4,932,000(c)	Towd Point Mortgage Trust, Series 2024-CES6, Class A2, 6.002%, 11/25/64 (144A)	5,011,081
602,449(a)	Triangle Re, Ltd., Series 2021-3, Class M1B, 7.252% (SOFR30A + 290 bps), 2/25/34 (144A)	607,569
1,106,552(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.752% (SOFR30A + 340 bps), 11/25/33 (144A)	1,123,266
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/2529

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,284,000(b)	Verus Securitization Trust, Series 2024-3, Class M1, 6.887%, 4/25/69 (144A)	$ 3,334,997
2,000,000(b)	Visio Trust, Series 2019-2, Class M1, 3.26%, 11/25/54 (144A)	1,851,431
109,333(b)	Vista Point Securitization Trust, Series 2020-2, Class A3, 2.496%, 4/25/65 (144A)	105,804
900,000(c)	Vista Point Securitization Trust, Series 2024-CES3, Class A2, 5.995%, 1/25/55 (144A)	912,945
	Total Collateralized Mortgage Obligations (Cost $116,118,428)	$116,662,869

	Commercial Mortgage-Backed Securities—8.3% of Net Assets
2,170,000(a)	Acrec LLC, Series 2025-FL3, Class A, 5.622% (1 Month Term SOFR + 131 bps), 8/18/42 (144A)	$ 2,169,844
1,187,029(a)	ACRES Commercial Realty, Ltd., Series 2021-FL1, Class A, 5.626% (1 Month Term SOFR + 131 bps), 6/15/36 (144A)	1,188,004
1,051,996(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class A, 5.496% (1 Month Term SOFR + 118 bps), 8/15/34 (144A)	1,052,028
1,940,923(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class A, 5.776% (1 Month Term SOFR + 146 bps), 11/15/36 (144A)	1,942,270
1,580,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class B, 6.426% (1 Month Term SOFR + 211 bps), 11/15/36 (144A)	1,571,420
1,055,471(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class A, 5.789% (SOFR30A + 145 bps), 1/15/37 (144A)	1,056,181
1,960,272(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class A, 6.162% (1 Month Term SOFR + 185 bps), 5/15/37 (144A)	1,962,642
86,750(a)	AREIT Trust, Series 2021-CRE5, Class A, 5.506% (1 Month Term SOFR + 119 bps), 11/17/38 (144A)	87,079
2,400,000(a)	AREIT, Ltd., Series 2024-CRE9, Class A, 5.998% (1 Month Term SOFR + 169 bps), 5/17/41 (144A)	2,403,173
6,020,000(a)	AREIT, Ltd., Series 2025-CRE10, Class A, 5.70% (1 Month Term SOFR + 139 bps), 12/17/29 (144A)	6,007,195
1,970,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2024-NASH, Class A, 6.312% (1 Month Term SOFR + 200 bps), 5/15/39 (144A)	1,974,308
The accompanying notes are an integral part of these financial statements.
30Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
13,960,000(b)(e)	BAMLL Commercial Mortgage Securities Trust, Series 2024-NASH, Class XCP, 1.386%, 5/15/39 (144A)	$ 38,828
379,735(c)(e)+	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
725,000(a)	BDS LLC, Series 2024-FL13, Class A, 5.89% (1 Month Term SOFR + 158 bps), 9/19/39 (144A)	729,181
1,630,000(a)	BSPRT Issuer LLC, Series 2024-FL11, Class A, 5.95% (1 Month Term SOFR + 164 bps), 7/15/39 (144A)	1,637,139
2,030,000(a)	BX Commercial Mortgage Trust, Series 2024-AIRC, Class A, 6.003% (1 Month Term SOFR + 169 bps), 8/15/39 (144A)	2,037,613
1,870,000(a)	BX Commercial Mortgage Trust, Series 2024-SLCT, Class A, 5.635% (1 Month Term SOFR + 132 bps), 1/15/42 (144A)	1,868,314
890,000(a)	BX Commercial Mortgage Trust, Series 2024-SLCT, Class E, 7.702% (1 Month Term SOFR + 339 bps), 1/15/42 (144A)	891,671
1,707,000(a)	BX Trust, Series 2021-ARIA, Class D, 6.322% (1 Month Term SOFR + 201 bps), 10/15/36 (144A)	1,704,866
1,230,000(a)	BX Trust, Series 2021-ARIA, Class G, 7.569% (1 Month Term SOFR + 326 bps), 10/15/36 (144A)	1,223,965
2,000,000(a)	COMM Mortgage Trust, Series 2024-WCL1, Class A, 6.153% (1 Month Term SOFR + 184 bps), 6/15/41 (144A)	1,991,875
495,017(a)	FREMF Mortgage Trust, Series 2018-KF45, Class B, 6.389% (SOFR30A + 206 bps), 3/25/25 (144A)	492,828
1,786,461(a)	FS Rialto, Series 2021-FL3, Class A, 5.676% (1 Month Term SOFR + 136 bps), 11/16/36 (144A)	1,783,931
293,537(a)	FS Rialto Issuer LLC, Series 2022-FL4, Class A, 6.246% (SOFR30A + 190 bps), 1/19/39 (144A)	293,357
3,910,000(a)	FS Rialto Issuer LLC, Series 2024-FL9, Class A, 5.942% (1 Month Term SOFR + 163 bps), 10/19/39 (144A)	3,903,705
2,250,000(a)	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.685% (1 Month Term SOFR + 139 bps), 2/1/30 (144A)	2,245,775
1,876,261(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 5.68% (1 Month Term SOFR + 136 bps), 12/15/36 (144A)	1,868,370
150,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 7.976% (1 Month Term SOFR + 366 bps), 10/15/36 (144A)	149,800
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/2531

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
1,710,000(a)	HIH Trust, Series 2024-61P, Class A, 6.154% (1 Month Term SOFR + 184 bps), 10/15/41 (144A)	$ 1,720,153
860,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 5.853% (1 Month Term SOFR + 154 bps), 5/15/37 (144A)	860,806
1,110,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class B, 6.253% (1 Month Term SOFR + 194 bps), 5/15/37 (144A)	1,110,347
950,000(b)	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.555%, 5/10/39 (144A)	967,059
1,275,000(b)	HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.088%, 5/10/39 (144A)	1,306,738
1,105,000(b)	HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.198%, 5/10/39 (144A)	1,136,474
540,000(a)	HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A, 6.153% (1 Month Term SOFR + 184 bps), 9/15/41 (144A)	542,028
2,000,000	Independence Plaza Trust, Series 2018-INDP, Class B, 3.911%, 7/10/35 (144A)	1,965,058
500,000(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 6.519% (1 Month Term SOFR + 221 bps), 7/15/36 (144A)	489,359
1,940,000(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2021-HTL5, Class B, 6.091% (1 Month Term SOFR + 178 bps), 11/15/38 (144A)	1,936,363
1,147,000(b)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class C, 5.797%, 10/5/39 (144A)	1,156,484
160,000(b)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class D, 5.797%, 10/5/39 (144A)	159,703
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2023-CCDC, Class A, 7.235%, 10/5/40 (144A)	1,062,303
2,770,886(a)	KREF, Ltd., Series 2022-FL3, Class A, 5.762% (1 Month Term SOFR + 145 bps), 2/17/39 (144A)	2,772,629
2,020,000(a)	LoanCore Issuer LLC, Series 2025-CRE8, Class A, 5.76% (1 Month Term SOFR + 139 bps), 8/17/42 (144A)	2,015,546
1,373,964(a)	LoanCore Issuer, Ltd., Series 2022-CRE7, Class A, 5.889% (SOFR30A + 155 bps), 1/17/37 (144A)	1,373,964
The accompanying notes are an integral part of these financial statements.
32Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
1,366,000(a)	MCR Mortgage Trust, Series 2024-HF1, Class A, 6.105% (1 Month Term SOFR + 179 bps), 12/15/41 (144A)	$ 1,374,111
817,778(a)	MCR Mortgage Trust, Series 2024-HTL, Class A, 6.07% (1 Month Term SOFR + 176 bps), 2/15/37 (144A)	821,099
991,001(a)	MCR Mortgage Trust, Series 2024-HTL, Class B, 6.72% (1 Month Term SOFR + 241 bps), 2/15/37 (144A)	995,956
1,230,000	MCR Mortgage Trust, Series 2024-TWA, Class D, 7.402%, 6/12/39 (144A)	1,252,222
3,430,000(a)	MF1, Series 2024-FL16, Class A, 5.853% (1 Month Term SOFR + 154 bps), 11/18/39 (144A)	3,444,132
3,067,000(a)	MF1 LLC, Series 2024-FL14, Class A, 6.051% (1 Month Term SOFR + 174 bps), 3/19/39 (144A)	3,072,229
2,027,589(a)	MF1, Ltd., Series 2021-FL7, Class A, 5.508% (1 Month Term SOFR + 119 bps), 10/16/36 (144A)	2,026,727
2,565,490(a)	MF1, Ltd., Series 2022-FL8, Class A, 5.662% (1 Month Term SOFR + 135 bps), 2/19/37 (144A)	2,567,442
4,911,614(a)	MF1, Ltd., Series 2024-FL15, Class A, 6.00% (1 Month Term SOFR + 169 bps), 8/18/41 (144A)	4,915,224
320,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class B, 6.191% (1 Month Term SOFR + 188 bps), 7/15/36 (144A)	274,213
419,517(a)	PFP, Ltd., Series 2024-11, Class A, 6.143% (1 Month Term SOFR + 183 bps), 9/17/39 (144A)	420,647
1,680,500(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class AS, 5.634% (1 Month Term SOFR + 131 bps), 7/25/36 (144A)	1,674,981
1,125,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class B, 6.234% (1 Month Term SOFR + 191 bps), 11/25/36 (144A)	1,126,155
875,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.384% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	863,912
867,217(a)	Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class A, 6.002% (SOFR30A + 165 bps), 1/25/37 (144A)	867,216
590,000(a)	Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class B, 7.851% (1 Month Term SOFR + 353 bps), 10/25/39 (144A)	594,441
3,160,000(a)	SHR Trust, Series 2024-LXRY, Class A, 6.262% (1 Month Term SOFR + 195 bps), 10/15/41 (144A)	3,172,854
276,034(b)	Silver Hill Trust, Series 2019-1, Class A1, 3.102%, 11/25/49 (144A)	270,224
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/2533

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
1,193,765(b)	THPT Mortgage Trust, Series 2023-THL, Class A, 6.994%, 12/10/34 (144A)	$ 1,224,001
535,012(a)	TRTX Issuer, Ltd., Series 2019-FL3, Class C, 6.526% (1 Month Term SOFR + 221 bps), 10/15/34 (144A)	535,544
1,428,821(a)	TRTX Issuer, Ltd., Series 2022-FL5, Class A, 5.962% (1 Month Term SOFR + 165 bps), 2/15/39 (144A)	1,437,148
486,447(b)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class AFX, 2.61%, 2/25/50 (144A)	435,344
439,467(b)	Velocity Commercial Capital Loan Trust, Series 2023-1, Class A, 6.47%, 1/25/53 (144A)	442,902
753,801(b)	Velocity Commercial Capital Loan Trust, Series 2024-1, Class A, 6.55%, 1/25/54 (144A)	764,157
991,301(b)	Velocity Commercial Capital Loan Trust, Series 2024-2, Class A, 6.58%, 4/25/54 (144A)	1,007,090
2,075,949(b)	Velocity Commercial Capital Loan Trust, Series 2024-6, Class A, 5.81%, 12/25/54 (144A)	2,087,412
2,617,769(b)	Velocity Commercial Capital Loan Trust, Series 2025-1, Class A, 6.03%, 2/25/55 (144A)	2,639,847
955,000(a)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 5.683% (1 Month Term SOFR + 137 bps), 12/15/34 (144A)	685,418
996,028(a)(f)	XCALI Mortgage Trust, Series 2019-1, Class A, 8.173% (1 Month Term SOFR + 386 bps), 11/6/23 (144A)	99,603
187,357(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 7.679% (1 Month Term SOFR + 337 bps), 10/15/23 (144A)	188,341
	Total Commercial Mortgage-Backed Securities (Cost $107,246,252)	$106,130,968

	Corporate Bonds — 40.9% of Net Assets
	Aerospace & Defense — 0.4%
4,500,000	Boeing Co., 2.75%, 2/1/26	$ 4,414,752
1,000,000	Boeing Co., 6.259%, 5/1/27	1,027,287
	Total Aerospace & Defense	$5,442,039

	Agriculture — 0.9%
2,760,000	Altria Group, Inc., 4.875%, 2/4/28	$ 2,781,461
3,100,000	BAT Capital Corp., 4.70%, 4/2/27	3,104,496
5,800,000	Philip Morris International, Inc., 4.375%, 11/1/27	5,783,116
	Total Agriculture	$11,669,073

	Airlines — 0.3%
813,377	United Airlines Pass-Through Trust, 4.30%, 8/15/25	$ 810,911
The accompanying notes are an integral part of these financial statements.
34Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	Airlines — (continued)
1,709,568	United Airlines Pass-Through Trust, 4.875%, 1/15/26	$ 1,702,946
948,294	US Airways Pass-Through Trust, 3.95%, 11/15/25	941,070
	Total Airlines	$3,454,927

	Auto Manufacturers — 3.2%
5,700,000	American Honda Finance Corp., 4.45%, 10/22/27	$ 5,694,734
3,000,000(a)	American Honda Finance Corp., 4.952% (SOFR + 55 bps), 5/11/26	3,005,379
3,600,000	BMW US Capital LLC, 4.60%, 8/13/27 (144A)	3,604,618
2,450,000	Daimler Truck Finance North America LLC, 4.95%, 1/13/28 (144A)	2,470,287
950,000	Daimler Truck Finance North America LLC, 5.00%, 1/15/27 (144A)	956,208
1,640,000	Daimler Truck Finance North America LLC, 5.125%, 9/25/27 (144A)	1,659,882
1,600,000	Daimler Truck Finance North America LLC, 5.15%, 1/16/26 (144A)	1,606,485
2,800,000	General Motors Financial Co., Inc., 5.35%, 7/15/27	2,830,768
3,150,000	General Motors Financial Co., Inc., 5.40%, 5/8/27	3,185,303
1,600,000	Hyundai Capital America, 4.30%, 9/24/27 (144A)	1,584,620
1,000,000	Hyundai Capital America, 5.25%, 1/8/27 (144A)	1,010,054
1,200,000	Hyundai Capital America, 5.275%, 6/24/27 (144A)	1,215,285
1,000,000	Hyundai Capital America, 5.30%, 3/19/27 (144A)	1,010,623
1,460,000	Hyundai Capital America, 5.50%, 3/30/26 (144A)	1,473,372
550,000	Hyundai Capital Services, Inc., 5.125%, 2/5/27 (144A)	555,224
3,200,000	Mercedes-Benz Finance North America LLC, 4.75%, 8/1/27 (144A)	3,212,993
1,315,000	Toyota Motor Credit Corp., 4.55%, 8/7/26	1,319,996
1,815,000	Volkswagen Group of America Finance LLC, 4.90%, 8/14/26 (144A)	1,816,788
1,000,000	Volkswagen Group of America Finance LLC, 5.40%, 3/20/26 (144A)	1,004,503
1,900,000	Volkswagen Group of America Finance LLC, 5.80%, 9/12/25 (144A)	1,911,525
	Total Auto Manufacturers	$41,128,647

	Banks — 17.9%
2,000,000	ABN AMRO Bank NV, 4.80%, 4/18/26 (144A)	$ 1,996,625
1,300,000(b)	ABN AMRO Bank NV, 6.339% (1 Year CMT Index + 165 bps), 9/18/27 (144A)	1,332,654
2,135,000(a)	Australia & New Zealand Banking Group, Ltd., 5.05% (SOFR + 68 bps), 7/16/27 (144A)	2,146,059
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/2535

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
2,050,000	Bank of America Corp., 4.25%, 10/22/26	$ 2,040,788
4,900,000(b)	Bank of America Corp., 4.979% (SOFR + 83 bps), 1/24/29	4,943,432
1,639,000(b)	Bank of America Corp., 5.08% (SOFR + 129 bps), 1/20/27	1,645,868
900,000(b)	Bank of America Corp., 5.933% (SOFR + 134 bps), 9/15/27	917,898
4,400,000(b)	Bank of Montreal, 4.567% (SOFR + 88 bps), 9/10/27	4,401,152
750,000(b)	Bank of New York Mellon, 5.148% (SOFR + 107 bps), 5/22/26	750,991
3,400,000(b)	Bank of New York Mellon Corp., 4.89% (SOFR + 84 bps), 7/21/28	3,429,284
1,800,000(b)	Bank of New York Mellon Corp., 4.947% (SOFR + 103 bps), 4/26/27	1,810,115
2,520,000(b)	Bank of Nova Scotia, 4.932% (SOFR + 89 bps), 2/14/29	2,536,489
3,200,000	Bank of Nova Scotia, 5.40%, 6/4/27	3,262,961
2,450,000(a)	Banque Federative du Credit Mutuel S.A., 5.45% (SOFR + 107 bps), 2/16/28 (144A)	2,466,354
2,000,000	Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/26 (144A)	2,034,313
2,900,000(b)	Barclays Plc, 4.837% (SOFR + 134 bps), 9/10/28	2,899,691
1,900,000(b)	Barclays Plc, 5.086% (SOFR + 96 bps), 2/25/29	1,911,834
2,540,000(b)	Barclays Plc, 5.829% (SOFR + 221 bps), 5/9/27	2,572,194
1,600,000(b)	Barclays Plc, 6.496% (SOFR + 188 bps), 9/13/27	1,640,689
3,000,000	BNP Paribas S.A., 4.375%, 5/12/26 (144A)	2,983,094
2,100,000	BNP Paribas S.A., 4.625%, 3/13/27 (144A)	2,092,022
1,200,000	BPCE S.A., 5.203%, 1/18/27 (144A)	1,213,788
1,600,000(b)	BPCE S.A., 5.975% (SOFR + 210 bps), 1/18/27 (144A)	1,616,716
3,000,000(b)	CaixaBank S.A., 6.684% (SOFR + 208 bps), 9/13/27 (144A)	3,089,158
2,000,000(b)	Canadian Imperial Bank of Commerce, 4.508% (SOFR + 93 bps), 9/11/27	1,998,250
2,560,000(b)	Canadian Imperial Bank of Commerce, 4.862% (SOFR + 72 bps), 1/13/28	2,570,175
3,300,000	Canadian Imperial Bank of Commerce, 5.237%, 6/28/27	3,350,799
2,200,000(b)	Citigroup, Inc., 3.887% (3 Month Term SOFR + 182 bps), 1/10/28	2,171,237
5,700,000(b)(d)	Citigroup, Inc., 4.786% (SOFR + 87 bps), 3/4/29	5,715,764
2,070,000(b)	Citigroup, Inc., 5.61% (SOFR + 155 bps), 9/29/26	2,081,654
5,100,000(b)	Citizens Bank NA, 4.575% (SOFR + 200 bps), 8/9/28	5,075,946
The accompanying notes are an integral part of these financial statements.
36Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	Banks — (continued)
3,250,000(a)	Cooperatieve Rabobank UA, 5.125% (SOFR + 71 bps), 3/5/27	$ 3,263,174
2,000,000(b)	DNB Bank ASA, 5.896% (SOFR + 195 bps), 10/9/26 (144A)	2,014,823
2,300,000	Federation des Caisses Desjardins du Quebec, 4.55%, 8/23/27 (144A)	2,294,004
1,960,000(b)	Fifth Third Bank NA, 4.967% (SOFR + 81 bps), 1/28/28	1,971,857
1,260,000(a)	Goldman Sachs Bank USA/New York NY, 5.158% (SOFR + 75 bps), 5/21/27	1,264,425
1,650,000(b)	Goldman Sachs Bank USA/New York NY, 5.283% (SOFR + 78 bps), 3/18/27	1,661,529
1,300,000(b)	Goldman Sachs Bank USA/New York NY, 5.414% (SOFR + 75 bps), 5/21/27	1,314,151
2,800,000(b)	Goldman Sachs Group, Inc., 5.798% (SOFR + 108 bps), 8/10/26	2,813,213
4,600,000(b)	HSBC Holdings Plc, 5.13% (SOFR + 104 bps), 11/19/28	4,635,450
1,500,000(b)	HSBC Holdings Plc, 5.21% (SOFR + 261 bps), 8/11/28	1,514,782
2,500,000(b)	ING Groep NV, 6.083% (SOFR + 156 bps), 9/11/27	2,552,744
2,700,000	Intesa Sanpaolo S.p.A., 7.00%, 11/21/25 (144A)	2,738,346
1,300,000(b)	JPMorgan Chase & Co., 3.96% (3 Month Term SOFR + 151 bps), 1/29/27	1,293,586
3,670,000(b)	JPMorgan Chase & Co., 4.915% (SOFR + 80 bps), 1/24/29	3,698,918
1,255,000(b)	JPMorgan Chase & Co., 4.979% (SOFR + 93 bps), 7/22/28	1,264,928
500,000(b)	JPMorgan Chase & Co., 5.04% (SOFR + 119 bps), 1/23/28	504,034
3,400,000(a)	JPMorgan Chase & Co., 5.233% (SOFR + 86 bps), 10/22/28	3,416,986
1,520,000(a)	JPMorgan Chase & Co., 5.293% (SOFR + 92 bps), 4/22/28	1,529,961
1,130,000	JPMorgan Chase Bank NA, 5.11%, 12/8/26	1,144,765
1,000,000	KeyBank N.A., 4.15%, 8/8/25	997,529
1,500,000	KeyBank NA, 4.70%, 1/26/26	1,500,810
2,000,000(b)	Lloyds Banking Group Plc, 5.087% (1 Year CMT Index + 85 bps), 11/26/28	2,014,290
1,380,000(b)	Lloyds Banking Group Plc, 5.462% (1 Year CMT Index + 138 bps), 1/5/28	1,397,907
2,030,000(b)	Lloyds Banking Group Plc, 5.985% (1 Year CMT Index + 148 bps), 8/7/27	2,065,360
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/2537

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
1,340,000	Macquarie Bank, Ltd., 5.391%, 12/7/26 (144A)	$ 1,364,247
2,800,000(b)	Mitsubishi UFJ Financial Group, Inc., 5.017% (1 Year CMT Index + 195 bps), 7/20/28	2,823,753
1,000,000(b)	Mitsubishi UFJ Financial Group, Inc., 5.541% (1 Year CMT Index + 150 bps), 4/17/26	1,000,961
1,100,000	Mizuho Financial Group, Inc., 3.477%, 4/12/26 (144A)	1,088,291
955,000	Mizuho Financial Group, Inc., 4.353%, 10/20/25 (144A)	951,214
3,500,000(a)	Morgan Stanley, 5.39% (SOFR + 102 bps), 4/13/28	3,525,906
1,400,000(b)	Morgan Stanley Bank NA, 4.952% (SOFR + 108 bps), 1/14/28	1,408,877
1,000,000(b)	Morgan Stanley Bank NA, 4.968% (SOFR + 93 bps), 7/14/28	1,008,198
2,500,000(b)	Morgan Stanley Bank NA, 5.016% (SOFR + 91 bps), 1/12/29	2,523,465
1,000,000(a)	Morgan Stanley Bank NA, 5.278% (SOFR + 87 bps), 5/26/28	1,004,516
2,780,000(b)	Morgan Stanley Bank NA, 5.504% (SOFR + 87 bps), 5/26/28	2,828,415
4,100,000(b)	National Bank of Canada, 5.60% (SOFR + 104 bps), 7/2/27	4,152,242
1,000,000(a)	NatWest Group Plc, 5.632% (SOFR + 125 bps), 3/1/28	1,009,839
2,140,000(b)	NatWest Group Plc, 5.847% (1 Year CMT Index + 135 bps), 3/2/27	2,166,074
2,300,000	NatWest Markets Plc, 5.416%, 5/17/27 (144A)	2,342,630
2,600,000	Nordea Bank Abp, 5.00%, 3/19/27 (144A)	2,631,093
1,610,000(b)	PNC Financial Services Group, Inc., 4.758% (SOFR + 109 bps), 1/26/27	1,611,349
3,700,000(b)	PNC Financial Services Group, Inc., 5.102% (SOFR + 80 bps), 7/23/27	3,726,353
400,000(b)	PNC Financial Services Group, Inc., 5.30% (SOFR + 134 bps), 1/21/28	405,480
2,800,000(b)	Royal Bank of Canada, 4.51% (SOFR + 72 bps), 10/18/27	2,798,368
2,520,000(b)	Royal Bank of Canada, 4.965% (SOFR + 83 bps), 1/24/29	2,544,035
2,790,000(b)	Royal Bank of Canada, 5.069% (SOFR + 79 bps), 7/23/27	2,811,134
1,610,000(b)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	1,540,740
The accompanying notes are an integral part of these financial statements.
38Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	Banks — (continued)
1,560,000(b)	Santander Holdings USA, Inc., 6.124% (SOFR + 123 bps), 5/31/27	$ 1,584,373
1,600,000(b)	Santander UK Group Holdings Plc, 6.833% (SOFR + 275 bps), 11/21/26	1,622,379
2,490,000(a)	Skandinaviska Enskilda Banken AB, 5.304% (SOFR + 89 bps), 3/5/27 (144A)	2,507,387
4,300,000(b)	Societe Generale S.A., 5.50% (1 Year CMT Index + 120 bps), 4/13/29 (144A)	4,352,419
2,100,000(b)	Standard Chartered Plc, 3.971% (1 Year CMT Index + 165 bps), 3/30/26 (144A)	2,098,254
3,700,000(b)	Standard Chartered Plc, 5.545% (1 Year CMT Index + 105 bps), 1/21/29 (144A)	3,765,540
1,225,000(b)	Standard Chartered Plc, 5.688% (1 Year CMT Index + 105 bps), 5/14/28 (144A)	1,247,130
1,000,000(a)	State Street Corp., 5.029% (SOFR + 64 bps), 10/22/27	1,002,788
1,480,000(b)	State Street Corp., 5.104% (SOFR + 113 bps), 5/18/26	1,481,770
1,560,000(b)	State Street Corp., 5.751% (SOFR + 135 bps), 11/4/26	1,572,478
2,200,000	Sumitomo Mitsui Financial Group, Inc., 5.464%, 1/13/26	2,218,000
1,600,000	Sumitomo Mitsui Trust Bank, Ltd., 5.20%, 3/7/27 (144A)	1,621,595
1,800,000	Swedbank AB, 6.136%, 9/12/26 (144A)	1,840,772
2,100,000	Toronto-Dominion Bank, 5.532%, 7/17/26	2,130,077
600,000(b)	Truist Financial Corp., 4.26% (SOFR + 146 bps), 7/28/26	599,029
1,590,000(b)	Truist Financial Corp., 5.90% (SOFR + 163 bps), 10/28/26	1,602,210
2,800,000(b)	Truist Financial Corp., 6.047% (SOFR + 205 bps), 6/8/27	2,848,799
1,240,000(b)	UBS AG, 4.864% (SOFR + 72 bps), 1/10/28	1,245,367
1,320,000(b)	UBS Group AG, 4.488% (1 Year CMT Index + 155 bps), 5/12/26 (144A)	1,319,417
2,000,000(b)	UBS Group AG, 5.711% (1 Year CMT Index + 155 bps), 1/12/27 (144A)	2,017,990
1,170,000(b)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	1,155,281
1,300,000(b)	US Bancorp, 5.727% (SOFR + 143 bps), 10/21/26	1,308,569
3,300,000(b)	US Bancorp, 6.787% (SOFR + 188 bps), 10/26/27	3,414,524
2,780,000(a)	US Bank NA, 5.079% (SOFR + 69 bps), 10/22/27	2,786,722
1,440,000(b)	Wells Fargo & Co., 4.54% (SOFR + 156 bps), 8/15/26	1,438,894
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/2539

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
1,390,000(a)	Wells Fargo & Co., 5.443% (SOFR + 107 bps), 4/22/28	$ 1,403,691
900,000	Wells Fargo Bank NA, 5.254%, 12/11/26	913,560
1,600,000	Wells Fargo Bank NA, 5.45%, 8/7/26	1,622,832
	Total Banks	$227,554,593

	Building Materials — 0.3%
1,800,000	Owens Corning, 3.40%, 8/15/26	$ 1,768,704
2,370,000	Owens Corning, 5.50%, 6/15/27	2,414,643
	Total Building Materials	$4,183,347

	Chemicals — 0.3%
1,666,000	LYB Finance Co. BV, 8.10%, 3/15/27 (144A)	$ 1,759,021
1,700,000	Westlake Corp., 3.60%, 8/15/26	1,676,940
	Total Chemicals	$3,435,961

	Commercial Services — 0.5%
3,215,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	$ 3,271,726
2,857,000	Element Fleet Management Corp., 6.271%, 6/26/26 (144A)	2,911,600
	Total Commercial Services	$6,183,326

	Diversified Financial Services — 4.0%
1,000,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 10/1/25	$ 998,289
2,300,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.10%, 1/15/27	2,353,859
1,600,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25	1,607,326
1,800,000	Air Lease Corp., 3.375%, 7/1/25	1,792,232
1,600,000	Air Lease Corp., 3.75%, 6/1/26	1,582,833
1,130,000	Air Lease Corp., 5.30%, 6/25/26	1,139,677
2,700,000	Ally Financial, Inc., 4.75%, 6/9/27	2,695,840
1,000,000	Ally Financial, Inc., 5.80%, 5/1/25	1,000,638
2,100,000	Ally Financial, Inc., 7.10%, 11/15/27	2,214,968
3,000,000(b)	American Express Co., 5.043% (SOFR + 93 bps), 7/26/28	3,033,305
1,075,000(b)	American Express Co., 5.389% (SOFR + 97 bps), 7/28/27	1,087,914
3,200,000(b)	American Express Co., 6.338% (SOFR + 133 bps), 10/30/26	3,236,262
1,600,000	Avolon Holdings Funding, Ltd., 4.25%, 4/15/26 (144A)	1,589,852
The accompanying notes are an integral part of these financial statements.
40Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
3,800,000	Avolon Holdings Funding, Ltd., 4.375%, 5/1/26 (144A)	$ 3,779,968
1,800,000(b)	Capital One Financial Corp., 4.927% (SOFR + 206 bps), 5/10/28	1,805,945
3,000,000(b)	Capital One Financial Corp., 4.985% (SOFR + 216 bps), 7/24/26	3,003,729
1,100,000(b)	Capital One Financial Corp., 7.149% (SOFR + 244 bps), 10/29/27	1,141,227
2,100,000	Jefferies Financial Group, Inc., 4.85%, 1/15/27	2,103,622
2,530,000	Jefferies Financial Group, Inc., 5.15%, 9/15/25	2,530,005
1,490,000	Jefferies Financial Group, Inc., 6.45%, 6/8/27	1,543,891
1,590,000	LPL Holdings, Inc., 5.70%, 5/20/27	1,618,507
2,700,000	Lseg US Fin Corp., 4.875%, 3/28/27 (144A)	2,718,557
2,000,000(a)	Mizuho Markets Cayman LP, 4.983% (SOFR + 60 bps), 11/28/25	2,002,720
3,300,000	Nomura Holdings, Inc., 5.594%, 7/2/27	3,361,967
1,015,000	Nomura Holdings, Inc., 5.709%, 1/9/26	1,023,540
	Total Diversified Financial Services	$50,966,673

	Electric — 1.7%
1,900,000	AEP Texas, Inc., 3.85%, 10/1/25 (144A)	$ 1,885,286
500,000(c)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	503,430
1,750,000	Ameren Corp., 5.70%, 12/1/26	1,780,234
3,600,000	DTE Energy Co., 4.95%, 7/1/27	3,628,605
500,000	Enel Finance International NV, 4.50%, 6/15/25 (144A)	499,249
1,129,000	Enel Finance International NV, 7.05%, 10/14/25 (144A)	1,141,640
3,675,000	NextEra Energy Capital Holdings, Inc., 4.85%, 2/4/28	3,707,765
970,000	NextEra Energy Capital Holdings, Inc., 5.749%, 9/1/25	974,541
515,000	NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	515,000
4,935,000	Vistra Operations Co. LLC, 3.70%, 1/30/27 (144A)	4,828,461
1,500,000	Vistra Operations Co. LLC, 5.05%, 12/30/26 (144A)	1,505,072
869,000	WEC Energy Group, Inc., 5.60%, 9/12/26	882,933
	Total Electric	$21,852,216

	Electronics — 0.4%
5,000,000	Amphenol Corp., 5.05%, 4/5/27	$ 5,061,033
	Total Electronics	$5,061,033

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/2541

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Environmental Control — 0.5%
5,800,000	Waste Management, Inc., 4.50%, 3/15/28	$ 5,823,183
	Total Environmental Control	$5,823,183

	Gas — 0.4%
2,051,000	Brooklyn Union Gas Co., 3.407%, 3/10/26 (144A)	$ 2,022,117
3,000,000	Public Service Co. of North Carolina, Inc., 6.99%, 1/15/26	3,035,138
	Total Gas	$5,057,255

	Hand & Machine Tools — 0.1%
1,620,000	Regal Rexnord Corp., 6.05%, 2/15/26	$ 1,633,661
	Total Hand & Machine Tools	$1,633,661

	Healthcare-Products — 0.2%
1,079,000	GE HealthCare Technologies, Inc., 5.60%, 11/15/25	$ 1,084,243
2,000,000	Smith & Nephew Plc, 5.15%, 3/20/27	2,019,238
	Total Healthcare-Products	$3,103,481

	Healthcare-Services — 0.4%
5,000,000	HCA, Inc., 5.00%, 3/1/28	$ 5,040,478
	Total Healthcare-Services	$5,040,478

	Insurance — 2.3%
3,600,000	Athene Global Funding, 4.95%, 1/7/27 (144A)	$ 3,615,233
1,230,000	Athene Global Funding, 5.349%, 7/9/27 (144A)	1,245,135
1,300,000	Athene Global Funding, 5.516%, 3/25/27 (144A)	1,320,673
1,300,000	Athene Global Funding, 5.684%, 2/23/26 (144A)	1,314,172
2,045,000	CNO Financial Group, Inc., 5.25%, 5/30/25	2,044,934
1,005,000	CNO Global Funding, 4.875%, 12/10/27 (144A)	1,006,372
3,100,000	CNO Global Funding, 5.875%, 6/4/27 (144A)	3,177,292
2,750,000(a)	MassMutual Global Funding II, 5.118% (SOFR + 74 bps), 4/9/27 (144A)	2,767,242
1,900,000	Met Tower Global Funding, 4.85%, 1/16/27 (144A)	1,913,936
1,100,000	Metropolitan Life Global Funding I, 3.45%, 12/18/26 (144A)	1,082,402
2,000,000	Metropolitan Life Global Funding I, 5.05%, 6/11/27 (144A)	2,026,108
2,050,000	New York Life Global Funding, 5.45%, 9/18/26 (144A)	2,084,978
1,000,000	Pricoa Global Funding I, 5.55%, 8/28/26 (144A)	1,017,334
The accompanying notes are an integral part of these financial statements.
42Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	Insurance — (continued)
2,400,000	Principal Life Global Funding II, 5.00%, 1/16/27 (144A)	$ 2,423,062
1,470,000	Protective Life Global Funding, 5.209%, 4/14/26 (144A)	1,480,407
	Total Insurance	$28,519,280

	Internet — 0.1%
1,000,000	Expedia Group, Inc., 4.625%, 8/1/27	$ 999,879
	Total Internet	$999,879

	Machinery-Diversified — 0.2%
2,600,000	AGCO Corp., 5.45%, 3/21/27	$ 2,635,768
	Total Machinery-Diversified	$2,635,768

	Mining — 0.3%
1,800,000	Anglo American Capital Plc, 4.75%, 4/10/27 (144A)	$ 1,797,156
2,400,000	Glencore Funding LLC, 5.338%, 4/4/27 (144A)	2,434,292
	Total Mining	$4,231,448

	Office & Business Equipment — 0.1%
1,750,000	CDW LLC/CDW Finance Corp., 2.67%, 12/1/26	$ 1,685,699
	Total Office & Business Equipment	$1,685,699

	Oil & Gas — 0.2%
2,800,000	Diamondback Energy, Inc., 5.20%, 4/18/27	$ 2,835,184
	Total Oil & Gas	$2,835,184

	Pharmaceuticals — 0.2%
2,851,000	CVS Health Corp., 3.625%, 4/1/27	$ 2,792,503
	Total Pharmaceuticals	$2,792,503

	Pipelines — 2.1%
2,400,000	Enbridge, Inc., 5.25%, 4/5/27	$ 2,431,249
2,000,000	Energy Transfer LP, 4.75%, 1/15/26	1,999,377
2,100,000	Energy Transfer LP, 6.05%, 12/1/26	2,148,682
1,800,000	MPLX LP, 4.125%, 3/1/27	1,782,717
4,000,000	ONEOK, Inc., 4.25%, 9/24/27	3,961,409
233,000	Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	233,000
4,000,000	South Bow USA Infrastructure Holdings LLC, 4.911%, 9/1/27 (144A)	4,003,302
2,700,000	Tennessee Gas Pipeline Co. LLC, 7.00%, 3/15/27	2,822,082
2,000,000	Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26	2,039,548
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/2543

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pipelines — (continued)
3,300,000	Western Midstream Operating LP, 4.65%, 7/1/26	$ 3,296,886
1,600,000	Williams Cos., Inc., 3.75%, 6/15/27	1,569,410
	Total Pipelines	$26,287,662

	REITS — 0.3%
1,700,000	Healthcare Realty Holdings LP, 3.50%, 8/1/26	$ 1,673,379
1,480,000	Weyerhaeuser Co., 4.75%, 5/15/26	1,482,707
	Total REITS	$3,156,086

	Retail — 0.7%
3,200,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (144A)	$ 3,122,248
4,300,000	Darden Restaurants, Inc., 4.35%, 10/15/27	4,270,397
1,800,000	O'Reilly Automotive, Inc., 5.75%, 11/20/26	1,834,839
	Total Retail	$9,227,484

	Semiconductors — 1.5%
1,800,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.875%, 1/15/27	$ 1,780,567
4,930,000	Broadcom, Inc., 4.80%, 4/15/28	4,962,975
2,850,000	Broadcom, Inc., 5.05%, 7/12/27	2,884,694
3,300,000	Microchip Technology, Inc., 4.25%, 9/1/25	3,292,516
2,450,000	Microchip Technology, Inc., 4.90%, 3/15/28	2,458,587
3,000,000	SK Hynix, Inc., 6.25%, 1/17/26 (144A)	3,038,388
	Total Semiconductors	$18,417,727

	Software — 0.1%
1,677,000	Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	$ 1,650,056
	Total Software	$1,650,056

	Telecommunications — 0.7%
4,200,000	NBN Co., Ltd., 4.00%, 10/1/27 (144A)	$ 4,154,131
1,186,000	Sprint LLC, 7.625%, 3/1/26	1,208,157
3,000,000	T-Mobile USA, Inc., 3.75%, 4/15/27	2,953,090
	Total Telecommunications	$8,315,378

	Trucking & Leasing — 0.3%
2,000,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25 (144A)	$ 1,993,765
The accompanying notes are an integral part of these financial statements.
44Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	Trucking & Leasing — (continued)
390,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, 1/12/27 (144A)	$ 394,308
825,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.75%, 5/24/26 (144A)	834,728
	Total Trucking & Leasing	$3,222,801

	Water — 0.3%
3,600,000	Essential Utilities, Inc., 4.80%, 8/15/27	$ 3,621,009
	Total Water	$3,621,009

	Total Corporate Bonds (Cost $514,762,186)	$519,187,857

	Insurance-Linked Securities — 0.2% of Net Assets#
	Event Linked Bonds — 0.2%
	Multiperil – U.S. — 0.1%
250,000(a)	Caelus Re V, 4.794%, (3 Month U.S. Treasury Bill + 50 bps), 6/9/25 (144A)	$ 175,000
250,000(a)	Matterhorn Re, 9.622%, (SOFR + 525 bps), 3/24/25 (144A)	249,625
250,000(a)	Matterhorn Re, 12.122%, (SOFR + 775 bps), 3/24/25 (144A)	249,625
250,000(a)	Residential Re, 10.344%, (3 Month U.S. Treasury Bill + 605 bps), 12/6/25 (144A)	244,800
250,000(a)	Sanders Re II, 7.294%, (3 Month U.S. Treasury Bill + 300 bps), 4/7/25 (144A)	248,750
250,000(a)	Sanders Re III, 7.704%, (3 Month U.S. Treasury Bill + 341 bps), 4/7/26 (144A)	245,875
		$1,413,675

	Multiperil – U.S. Regional — 0.1%
250,000(a)	Long Point Re IV, 8.544%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	$ 252,750
146,582(a)	Matterhorn Re, 1.50%, (3 Month U.S. Treasury Bill + 150 bps), 1/8/27 (144A)	130,561
		$383,311

	Windstorm – Florida — 0.0%†
250,000(a)	Integrity Re, 11.124%, (3 Month U.S. Treasury Bill + 683 bps), 6/6/25 (144A)	$ 25,000
	Windstorm – North Carolina — 0.0%†
250,000(a)	Cape Lookout Re, 13.884%, (3 Month U.S. Treasury Bill + 959 bps), 3/28/25 (144A)	$ 250,625
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/2545

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – U.S. Regional — 0.0%†
250,000(a)	Citrus Re, 9.354%, (3 Month U.S. Treasury Bill + 506 bps), 6/7/25 (144A)	$ 252,375
	Total Event Linked Bonds	$2,324,986

Face Amount USD ($)
	Reinsurance Sidecars — 0.0%†
	Multiperil – U.S. — 0.0%†
250,000(g)(h)+	Harambee Re 2018, 12/31/25	$ 150
250,000(h)+	Harambee Re 2019, 12/31/25	—
250,000(g)(h)+	Harambee Re 2020, 12/31/25	—
		$150

	Multiperil – Worldwide — 0.0%†
185,015(h)+	Alturas Re 2022-2, 12/31/27	$ 10,342
128,615(g)(h)+	Lorenz Re 2019, 6/30/25	2,109
363,953(g)(i)+	Merion Re 2022-2, 12/31/27	326,888
500,000(g)(h)+	Thopas Re 2020, 12/31/25	100
250,000(h)+	Thopas Re 2021, 12/31/25	2,325
250,000(h)+	Thopas Re 2022, 12/31/27	—
500,000(g)(h)+	Viribus Re 2020, 12/31/25	15,350
250,000(g)(h)+	Viribus Re 2022, 12/31/27	400
		$357,514

	Total Reinsurance Sidecars	$357,664

	Total Insurance-Linked Securities (Cost $3,067,056)	$2,682,650

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 10.1% of Net Assets
6,818	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	$ 6,905
1,039,878	Federal Home Loan Mortgage Corp., 6.000%, 8/1/53	1,066,442
1,551,731	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	1,579,126
1,398,496	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	1,423,046
109,100	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	111,360
2,055,649	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	2,134,676
3,365,420	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	3,495,147
The accompanying notes are an integral part of these financial statements.
46Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,886,019	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	$ 2,995,819
199,150	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	206,264
617,238	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	638,167
802,762	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	827,694
933,871	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	962,718
199,246	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	205,786
596,676	Federal Home Loan Mortgage Corp., 6.500%, 10/1/54	615,332
800(a)	Federal Home Loan Mortgage Corp., 6.981%, (1 Year CMT Index + 225 bps), 11/1/31	820
77(a)	Federal Home Loan Mortgage Corp., 7.482%, (1 Year CMT Index + 236 bps), 1/1/28	77
5,724(a)	Federal Home Loan Mortgage Corp. REMICs, 5.003%, (SOFR30A + 66 bps), 4/15/27	5,728
56,919(a)	Federal Home Loan Mortgage Corp. REMICs, 4.953%, (SOFR30A + 61 bps), 7/15/31	56,895
10,951(a)	Federal Home Loan Mortgage Corp. REMICs, 4.953%, (SOFR30A + 61 bps), 4/15/28	10,940
28,325(a)	Federal Home Loan Mortgage Corp. REMICs, 5.453%, (SOFR30A + 111 bps), 2/15/32	28,621
42,338(a)	Federal Home Loan Mortgage Corp. REMICs, 5.023%, (SOFR30A + 68 bps), 3/15/32	42,239
9,660(a)	Federal Home Loan Mortgage Corp. REMICs, 4.773%, (SOFR30A + 43 bps), 11/15/36	9,592
55,004(a)	Federal Home Loan Mortgage Corp. REMICs, 4.828%, (SOFR30A + 49 bps), 11/15/37	54,692
35,208(a)	Federal Home Loan Mortgage Corp. REMICs, 4.953%, (SOFR30A + 61 bps), 2/15/41	35,138
49,232(a)	Federal Home Loan Mortgage Corp. REMICs, 4.873%, (SOFR30A + 53 bps), 4/15/41	48,947
19,720(a)	Federal Home Loan Mortgage Corp. REMICs, 5.003%, (SOFR30A + 66 bps), 2/15/42	19,672
69,020	Federal National Mortgage Association, 3.000%, 3/1/47	62,186
4,300,000	Federal National Mortgage Association, 3.500%, 3/1/55 (TBA)	3,900,152
3,900,000	Federal National Mortgage Association, 5.000%, 4/1/55 (TBA)	3,834,216
4,593(a)	Federal National Mortgage Association, 5.006%, (ECOFC + 193 bps), 12/1/36	4,560
6,009	Federal National Mortgage Association, 5.500%, 12/1/35	6,130
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/2547

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
35,853	Federal National Mortgage Association, 5.500%, 8/1/37	$ 36,814
1,548,568	Federal National Mortgage Association, 5.500%, 10/1/54	1,553,155
6,000,000	Federal National Mortgage Association, 5.500%, 4/1/55 (TBA)	6,002,793
4,287	Federal National Mortgage Association, 6.000%, 4/1/38	4,489
806,378	Federal National Mortgage Association, 6.000%, 5/1/53	824,860
2,040,347	Federal National Mortgage Association, 6.000%, 9/1/54	2,075,840
1,822,760	Federal National Mortgage Association, 6.000%, 9/1/54	1,854,940
786,675	Federal National Mortgage Association, 6.000%, 10/1/54	800,274
27,555	Federal National Mortgage Association, 6.500%, 4/1/29	27,959
806	Federal National Mortgage Association, 6.500%, 7/1/32	830
2,826,297	Federal National Mortgage Association, 6.500%, 12/1/53	2,924,096
1,905,756	Federal National Mortgage Association, 6.500%, 3/1/54	1,968,095
1,488,936	Federal National Mortgage Association, 6.500%, 4/1/54	1,539,669
2,880,152	Federal National Mortgage Association, 6.500%, 6/1/54	2,973,373
995,431	Federal National Mortgage Association, 6.500%, 9/1/54	1,029,364
961,941	Federal National Mortgage Association, 6.500%, 9/1/54	995,468
399,263	Federal National Mortgage Association, 6.500%, 10/1/54	411,624
922(a)	Federal National Mortgage Association, 6.838%, (1 Year CMT Index + 246 bps), 4/1/28	929
7,617	Federal National Mortgage Association, 7.000%, 1/1/36	7,984
4,994(a)	Federal National Mortgage Association, 7.554%, (1 year FTSE USD IBOR Consumer Cash Fallbacks + 176 bps), 7/1/36	5,117
8,828	Federal National Mortgage Association REMICs, 6.000%, 6/25/29	8,933
The accompanying notes are an integral part of these financial statements.
48Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
39,772(a)	Federal National Mortgage Association REMICs, 4.853%, (SOFR30A + 51 bps), 12/18/32	$ 39,612
26,365(a)	Federal National Mortgage Association REMICs, 4.766%, (SOFR30A + 41 bps), 11/25/27	26,308
5,052(a)	Federal National Mortgage Association REMICs, 4.866%, (SOFR30A + 51 bps), 3/25/34	5,052
17,981(a)	Federal National Mortgage Association REMICs, 4.816%, (SOFR30A + 46 bps), 9/25/36	17,868
11,839(a)	Federal National Mortgage Association REMICs, 4.826%, (SOFR30A + 47 bps), 3/25/37	11,678
41,618(a)	Federal National Mortgage Association REMICs, 4.716%, (SOFR30A + 36 bps), 6/25/37	41,130
35,852(a)	Federal National Mortgage Association REMICs, 5.036%, (SOFR30A + 68 bps), 9/25/37	35,880
35,385(a)	Federal National Mortgage Association REMICs, 5.046%, (SOFR30A + 69 bps), 9/25/37	35,426
30,453(a)	Federal National Mortgage Association REMICs, 4.816%, (SOFR30A + 46 bps), 3/25/37	30,235
26,696(a)	Federal National Mortgage Association REMICs, 5.366%, (SOFR30A + 101 bps), 7/25/38	27,026
356	Federal National Mortgage Association REMICs, 3.000%, 4/25/40	354
5,600,000	Government National Mortgage Association, 6.000%, 3/20/55 (TBA)	5,675,588
3,700,000	Government National Mortgage Association, 6.500%, 3/20/55 (TBA)	3,774,867
27,224(a)	Government National Mortgage Association, 4.926%, (1 Month Term SOFR + 61 bps), 2/20/38	27,225
42,294(a)	Government National Mortgage Association, 4.726%, (1 Month Term SOFR + 41 bps), 8/20/40	41,426
12,238	Government National Mortgage Association I, 6.000%, 12/15/31	12,747
26,969	Government National Mortgage Association I, 6.000%, 11/15/36	28,221
3,567	Government National Mortgage Association I, 6.500%, 5/15/31	3,688
4,615	Government National Mortgage Association I, 6.500%, 7/15/35	4,755
7,012	Government National Mortgage Association I, 6.500%, 10/15/37	7,206
7,000,000	U.S. Treasury Bonds, 6.375%, 8/15/27	7,398,125
7,000,000	U.S. Treasury Bonds, 6.875%, 8/15/25	7,090,508
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/2549

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
41,000,000	U.S. Treasury Notes, 4.125%, 1/31/27	$ 41,089,688
13,000,000	U.S. Treasury Notes, 4.875%, 4/30/26	13,111,211
	Total U.S. Government and Agency Obligations (Cost $127,594,256)	$127,971,517

	SHORT TERM INVESTMENTS — 3.8% of Net Assets
	Commercial Paper — 3.6% of Net Assets
6,000,000(j)	CenterPoint Energy Resources Corp., 2.665%, 3/3/25	$ 5,997,783
6,000,000(j)	Elevance Health, Inc., 2.671%, 3/3/25	5,997,753
6,000,000(j)	Enterprise Products, 2.683%, 3/3/25	5,997,763
6,000,000(j)	Fiserv, Inc., 2.683%, 3/3/25	5,997,753
6,000,000(j)	Kinder Morgan, Inc., 2.701%, 3/3/25	5,997,632
3,900,000(j)	Mohawk Industries, Inc., 2.671%, 3/3/25	3,898,554
6,000,000(j)	Realty Income Corp., 4.472%, 3/3/25	5,997,763
6,000,000(j)	The Dow Chemical Co., 4.502%, 3/3/25	5,997,748
	Total Commercial Paper (Cost $45,888,603)	$45,882,749

Shares
	Open-End Fund — 0.2%
2,500,293(k)	Dreyfus Government Cash Management, Institutional Shares, 4.23%	$ 2,500,293
		$2,500,293

	TOTAL SHORT TERM INVESTMENTS (Cost $48,388,896)	$48,383,042

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 101.5% (Cost $1,283,202,996)	$1,289,998,301
Principal Amount USD ($)
TBA Sales Commitments — (1.5)% of Net Assets
U.S. Government and Agency Obligations — (1.5)%
(100,000)	Federal National Mortgage Association, 3.000%, 3/1/55 (TBA)	$ (87,101)
The accompanying notes are an integral part of these financial statements.
50Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
(2,100,000)	Federal National Mortgage Association, 6.000%, 3/1/55 (TBA)	$ (2,134,308)
(15,950,000)	Federal National Mortgage Association, 6.500%, 3/1/55 (TBA)	(16,429,997)
	TOTAL TBA SALES COMMITMENTS (Proceeds $18,544,906)	$(18,651,406)

	OTHER ASSETS AND LIABILITIES — (0.0)%†	$(624,365)
	net assets — 100.0%	$1,270,722,530

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury.
ECOFC	Enterprise 11th District COFI Replacement Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
IBOR	Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At February 28, 2025, the value of these securities amounted to $723,024,457, or 56.9% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at February 28, 2025.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at February 28, 2025.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at February 28, 2025.
(d)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Security is in default.
(g)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/2551

Schedule of Investments  |  2/28/25
(unaudited) (continued)
(h)	Issued as preference shares.
(i)	Issued as participation notes.
(j)	Rate shown represents yield-to-maturity.
(k)	Rate periodically changes. Rate disclosed is the 7-day yield at February 28, 2025.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at February 28, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2022-2	1/18/2022	$—	$10,342
Caelus Re V	5/4/2018	250,000	175,000
Cape Lookout Re	3/16/2022	250,000	250,625
Citrus Re	4/11/2022	250,000	252,375
Harambee Re 2018	12/19/2017	4,347	150
Harambee Re 2019	12/20/2018	—	—
Harambee Re 2020	2/27/2020	—	—
Integrity Re	5/9/2022	250,000	25,000
Long Point Re IV	5/13/2022	250,000	252,750
Lorenz Re 2019	7/10/2019	19,390	2,109
Matterhorn Re	1/29/2020	146,582	130,561
Matterhorn Re	3/10/2022	250,000	249,625
Matterhorn Re	3/10/2022	250,000	249,625
Merion Re 2022-2	3/1/2022	345,777	326,888
Residential Re	10/28/2021	250,000	244,800
Sanders Re II	11/23/2021	250,000	248,750
Sanders Re III	3/22/2022	250,000	245,875
Thopas Re 2020	12/30/2019	—	100
Thopas Re 2021	1/22/2021	—	2,325
Thopas Re 2022	2/15/2022	—	—
Viribus Re 2020	12/30/2019	50,960	15,350
Viribus Re 2022	4/18/2022	—	400
Total Restricted Securities			$2,682,650
% of Net assets			0.2%
The accompanying notes are an integral part of these financial statements.
52Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
1,707	U.S. 2 Year Note (CBT)	6/30/25	$351,752,818	$353,295,656	$1,542,838
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
191	U.S. 5 Year Note (CBT)	6/30/25	$(20,396,248)	$(20,616,063)	$(219,815)
40	U.S. 10 Year Note (CBT)	6/18/25	(4,388,022)	(4,443,750)	(55,728)
84	U.S. 10 Year Ultra Bond (CBT)	6/18/25	(9,455,034)	(9,597,000)	(141,966)
43	U.S. Long Bond (CBT)	6/18/25	(4,987,887)	(5,078,031)	(90,144)
			$(39,227,191)	$(39,734,844)	$(507,653)
TOTAL FUTURES CONTRACTS			$312,525,627	$313,560,812	$1,035,185
CBT	Chicago Board of Trade.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Purchases and sales of securities (excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased) for the six months ended February 28, 2025 were as follows:
	Purchases	Sales
Long-Term U.S. Government Securities	$40,938,789	$3,400,398
Other Long-Term Securities	$428,688,811	$118,082,979
At February 28, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $1,266,302,587 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$14,351,142
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(8,271,649)
Net unrealized appreciation	$6,079,493
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/2553

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$4,928,310	$—	$4,928,310
Asset Backed Securities	—	364,011,588	39,500	364,051,088
Collateralized Mortgage Obligations	—	116,662,869	—	116,662,869
Commercial Mortgage-Backed Securities	—	106,130,968	0*	106,130,968
Corporate Bonds	—	519,187,857	—	519,187,857
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil – U.S.	—	—	150	150
Multiperil – Worldwide	—	—	357,514	357,514
All Other Insurance-Linked Securities	—	2,324,986	—	2,324,986
U.S. Government and Agency Obligations	—	127,971,517	—	127,971,517
Commercial Paper	—	45,882,749	—	45,882,749
Open-End Fund	2,500,293	—	—	2,500,293
Total Investments in Securities	$2,500,293	$1,287,100,844	$397,164	$1,289,998,301
Liabilities
TBA Sales Commitments	$—	$(18,651,406)	$—	$(18,651,406)
Total Liabilities	$—	$(18,651,406)	$—	$(18,651,406)
Other Financial Instruments
Net unrealized appreciation on futures contracts	$1,035,185	$—	$—	$1,035,185
Total Other Financial Instruments	$1,035,185	$—	$—	$1,035,185
*	Securities valued at $0.
During the period ended February 28, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
54Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

Statement of Assets and Liabilities  |  2/28/25
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $1,283,202,996)	$1,289,998,301
Cash	156,785
Futures collateral	3,701,962
Variation margin for futures contracts	410,287
Receivables —
Investment securities sold	53,699,667
Fund shares sold	4,981,969
Dividends	17,918
Interest	8,520,634
Other assets	118,127
Total assets	$1,361,605,650
LIABILITIES:
Payables —
Investment securities purchased	$66,076,306
Fund shares repurchased	5,224,961
Distributions	470,641
Trustees’ fees	8,471
Interest expense	38,858
Due to Adviser	3,990
TBA sales commitments, at value (net proceeds received $18,544,906)	18,651,406
Management fees	35,209
Administrative expenses	32,451
Distribution fees	3,622
Accrued expenses	337,205
Total liabilities	$90,883,120
NET ASSETS:
Paid-in capital	$1,323,025,031
Distributable earnings (loss)	(52,302,501)
Net assets	$1,270,722,530
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $180,624,269/20,299,181 shares)	$8.90
Class C* (based on $15,260,292/1,712,928 shares)	$8.91
Class C2* (based on $1,483,277/166,440 shares)	$8.91
Class K* (based on $18,888,707/2,110,703 shares)	$8.95
Class Y* (based on $1,054,465,985/118,322,095 shares)	$8.91

*	Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class C2, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6 and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/2555

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 2/28/25
INVESTMENT INCOME:
Interest from unaffiliated issuers (net of foreign taxes withheld $8,507)	$33,127,221
Dividends from unaffiliated issuers	152,258
Total Investment Income		$33,279,479
EXPENSES:
Management fees	$1,959,587
Administrative expenses	142,980
Transfer agent fees
Class A*	104,821
Class C*	3,205
Class C2*	232
Class K*	33
Class Y*	511,511
Distribution fees
Class A*	166,770
Class C*	36,287
Class C2*	3,394
Shareholder communications expense	44,016
Custodian fees	9,533
Registration fees	107,135
Professional fees	50,479
Printing expense	29,361
Officers’ and Trustees’ fees	26,830
Insurance expense	6,114
Miscellaneous	38,804
Total expenses		$3,241,092
Less fees waived and expenses reimbursed by the Adviser		(343,164)
Net expenses		$2,897,928
Net investment income		$30,381,551
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(187,969)
Futures contracts	(2,465,486)	$(2,653,455)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$1,237,362
TBA sales commitments	(106,500)
Futures contracts	1,184,736	$2,315,598
Net realized and unrealized gain (loss) on investments		$(337,857)
Net increase in net assets resulting from operations		$30,043,694
*	Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class C2, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6 and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
56Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

Statements of Changes in Net Assets
	Six Months Ended 2/28/25 (unaudited)	Year Ended 8/31/24
FROM OPERATIONS:
Net investment income (loss)	$30,381,551	$35,017,225
Net realized gain (loss) on investments	(2,653,455)	506,871
Change in net unrealized appreciation (depreciation) on investments	2,315,598	15,425,411
Net increase in net assets resulting from operations	$30,043,694	$50,949,507
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($0.23 and $0.48 per share, respectively)	$(4,293,990)	$(5,688,239)
Class C* ($0.22 and $0.47 per share, respectively)	(363,769)	(538,743)
Class C2* ($0.22 and $0.47 per share, respectively)	(34,128)	(70,586)
Class K* ($0.25 and $0.51 per share, respectively)	(608,588)	(1,451,592)
Class Y* ($0.24 and $0.51 per share, respectively)	(25,829,138)	(27,827,602)
Total distributions to shareholders	$(31,129,613)	$(35,576,762)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$603,629,554	$784,518,619
Reinvestment of distributions	28,362,903	30,913,613
Cost of shares repurchased	(323,390,622)	(282,339,574)
Net increase in net assets resulting from Fund share transactions	$308,601,835	$533,092,658
Net increase in net assets	$307,515,916	$548,465,403
NET ASSETS:
Beginning of period	$963,206,614	$414,741,211
End of period	$1,270,722,530	$963,206,614
*	Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class C2, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6 and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/2557

Statements of Changes in Net Assets
(continued)
	Six Months Ended 2/28/25 Shares (unaudited)	Six Months Ended 2/28/25 Amount (unaudited)	Year Ended 8/31/24 Shares	Year Ended 8/31/24 Amount
Class A*
Shares sold	9,025,366	$80,306,974	7,800,659	$68,754,987
Reinvestment of distributions	468,694	4,160,389	616,161	5,411,548
Less shares repurchased	(4,684,736)	(41,549,742)	(4,007,731)	(35,180,116)
Net increase	4,809,324	$42,917,621	4,409,089	$38,986,419
Class C*
Shares sold	609,284	$5,436,172	672,698	$5,933,391
Reinvestment of distributions	41,071	363,769	61,043	537,121
Less shares repurchased	(281,605)	(2,499,879)	(444,413)	(3,906,791)
Net increase	368,750	$3,300,062	289,328	$2,563,721
Class C2*
Shares sold	133,037	$1,190,034	60,200	$526,112
Reinvestment of distributions	63	568	203	1,778
Less shares repurchased	(121,174)	(1,085,441)	(42,040)	(369,889)
Net increase	11,926	$105,161	18,363	$158,001
Class K*
Shares sold	272,583	$2,435,191	502,114	$4,439,500
Reinvestment of distributions	67,305	601,370	161,081	1,422,979
Less shares repurchased	(937,372)	(8,355,643)	(626,814)	(5,547,562)
Net increase (decrease)	(597,484)	$(5,319,082)	36,381	$314,917
Class Y*
Shares sold	57,773,089	$514,261,183	79,988,817	$704,864,629
Reinvestment of distributions	2,612,437	23,236,807	2,671,853	23,540,187
Less shares repurchased	(30,337,703)	(269,899,917)	(26,964,499)	(237,335,216)
Net increase	30,047,823	$267,598,073	55,696,171	$491,069,600
*	Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class C2, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6 and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
58Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

Financial Highlights
	Six Months Ended 2/28/25 (unaudited)	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20
Class A*
Net asset value, beginning of period	$8.91	$8.71	$8.85	$9.39	$9.21	$9.52
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.22	$0.46	$0.39	$0.18	$0.19	$0.23
Net realized and unrealized gain (loss) on investments	—	0.22	(0.12)	(0.52)	0.20	(0.29)
Net increase (decrease) from investment operations	$0.22	$0.68	$0.27	$(0.34)	$0.39	$(0.06)
Distributions to shareholders:
Net investment income	$(0.23)	$(0.48)	$(0.41)	$(0.20)	$(0.21)	$(0.25)
Total distributions	$(0.23)	$(0.48)	$(0.41)	$(0.20)	$(0.21)	$(0.25)
Net increase (decrease) in net asset value	$(0.01)	$0.20	$(0.14)	$(0.54)	$0.18	$(0.31)
Net asset value, end of period	$8.90	$8.91	$8.71	$8.85	$9.39	$9.21
Total return (b)	2.46%(c)	8.03%	3.17%	(3.65)%	4.25%	(0.61)%
Ratio of net expenses to average net assets	0.74%(d)	0.83%	0.83%	0.83%	0.81%	0.82%
Ratio of net investment income (loss) to average net assets	5.09%(d)	5.30%	4.46%	1.97%	1.98%	2.44%
Portfolio turnover rate	11%(c)	40%	54%	68%	43%	113%
Net assets, end of period (in thousands)	$180,624	$137,942	$96,545	$124,028	$144,818	$146,659
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.74%(d)	0.93%	0.97%	0.97%	0.85%	0.85%
Net investment income (loss) to average net assets	5.09%(d)	5.20%	4.32%	1.83%	1.94%	2.41%
*	Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/2559

Financial Highlights  (continued)
	Six Months Ended 2/28/25 (unaudited)	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20
Class C*
Net asset value, beginning of period	$8.92	$8.73	$8.87	$9.41	$9.23	$9.52
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.21	$0.45	$0.37	$0.16	$0.17	$0.20
Net realized and unrealized gain (loss) on investments	—	0.21	(0.11)	(0.52)	0.20	(0.26)
Net increase (decrease) from investment operations	$0.21	$0.66	$0.26	$(0.36)	$0.37	$(0.06)
Distributions to shareholders:
Net investment income	$(0.22)	$(0.47)	$(0.40)	$(0.18)	$(0.19)	$(0.23)
Total distributions	$(0.22)	$(0.47)	$(0.40)	$(0.18)	$(0.19)	$(0.23)
Net increase (decrease) in net asset value	$(0.01)	$0.19	$(0.14)	$(0.54)	$0.18	$(0.29)
Net asset value, end of period	$8.91	$8.92	$8.73	$8.87	$9.41	$9.23
Total return (b)	2.39%(c)	7.73%	2.99%	(3.85)%	4.04%	(0.62)%
Ratio of net expenses to average net assets	0.99%(d)	1.03%	1.01%	1.03%	1.03%	1.04%
Ratio of net investment income (loss) to average net assets	4.85%(d)	5.11%	4.29%	1.74%	1.77%	2.22%
Portfolio turnover rate	11%(c)	40%	54%	68%	43%	113%
Net assets, end of period (in thousands)	$15,260	$11,992	$9,211	$12,069	$18,885	$31,557
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.99%(d)	1.03%	1.06%	1.04%	1.07%	1.06%
Net investment income (loss) to average net assets	4.85%(d)	5.11%	4.24%	1.73%	1.73%	2.20%
*	Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
60Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

	Six Months Ended 2/28/25 (unaudited)	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20
Class C2*
Net asset value, beginning of period	$8.92	$8.74	$8.88	$9.42	$9.24	$9.52
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.22	$0.45	$0.38	$0.16	$0.17	$0.20
Net realized and unrealized gain (loss) on investments	(0.01)	0.20	(0.12)	(0.51)	0.20	(0.25)
Net increase (decrease) from investment operations	$0.21	$0.65	$0.26	$(0.35)	$0.37	$(0.05)
Distributions to shareholders:
Net investment income	$(0.22)	$(0.47)	$(0.40)	$(0.19)	$(0.19)	$(0.23)
Total distributions	$(0.22)	$(0.47)	$(0.40)	$(0.19)	$(0.19)	$(0.23)
Net increase (decrease) in net asset value	$(0.01)	$0.18	$(0.14)	$(0.54)	$0.18	$(0.28)
Net asset value, end of period	$8.91	$8.92	$8.74	$8.88	$9.42	$9.24
Total return (b)	2.40%(c)	7.62%	3.01%	(3.80)%	4.04%	(0.52)%
Ratio of net expenses to average net assets	0.96%(d)	0.99%	0.97%	1.00%	1.01%	1.03%
Ratio of net investment income (loss) to average net assets	4.91%(d)	5.15%	4.33%	1.78%	1.78%	2.20%
Portfolio turnover rate	11%(c)	40%	54%	68%	43%	113%
Net assets, end of period (in thousands)	$1,483	$1,379	$1,189	$1,228	$1,855	$1,436
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.96%(d)	0.99%	1.03%	1.01%	1.05%	1.05%
Net investment income (loss) to average net assets	4.91%(d)	5.15%	4.27%	1.77%	1.74%	2.18%
*	Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class C2 shares of the Predecessor Fund received Class C shares of the Fund.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/2561

Financial Highlights  (continued)
	Six Months Ended 2/28/25 (unaudited)	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20
Class K*
Net asset value, beginning of period	$8.96	$8.77	$8.91	$9.45	$9.27	$9.54
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.24	$0.50	$0.45	$0.22	$0.22	$0.27
Net realized and unrealized gain (loss) on investments	—	0.20	(0.14)	(0.52)	0.20	(0.26)
Net increase (decrease) from investment operations	$0.24	$0.70	$0.31	$(0.30)	$0.42	$0.01
Distributions to shareholders:
Net investment income	$(0.25)	$(0.51)	$(0.45)	$(0.24)	$(0.24)	$(0.28)
Total distributions	$(0.25)	$(0.51)	$(0.45)	$(0.24)	$(0.24)	$(0.28)
Net increase (decrease) in net asset value	$(0.01)	$0.19	$(0.14)	$(0.54)	$0.18	$(0.27)
Net asset value, end of period	$8.95	$8.96	$8.77	$8.91	$9.45	$9.27
Total return (b)	2.67%(c)	8.30%	3.56%	(3.26)%	4.62%	0.16%
Ratio of net expenses to average net assets	0.41%(d)	0.46%	0.45%	0.46%	0.46%	0.46%
Ratio of net investment income (loss) to average net assets	5.42%(d)	5.68%	5.13%	2.36%	2.36%	2.86%
Portfolio turnover rate	11%(c)	40%	54%	68%	43%	113%
Net assets, end of period (in thousands)	$18,889	$24,266	$23,424	$1,001	$661	$3,408
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.41%(d)	0.46%	0.50%	0.49%	0.51%	0.47%
Net investment income (loss) to average net assets	5.42%(d)	5.68%	5.08%	2.33%	2.31%	2.85%
*	Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
62Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

	Six Months Ended 2/28/25 (unaudited)	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20
Class Y*
Net asset value, beginning of period	$8.92	$8.73	$8.87	$9.41	$9.23	$9.51
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.24	$0.50	$0.43	$0.21	$0.22	$0.26
Net realized and unrealized gain (loss) on investments	(0.01)	0.20	(0.13)	(0.52)	0.20	(0.26)
Net increase (decrease) from investment operations	$0.23	$0.70	$0.30	$(0.31)	$0.42	$(0.00)(b)
Distributions to shareholders:
Net investment income	$(0.24)	$(0.51)	$(0.44)	$(0.23)	$(0.24)	$(0.28)
Total distributions	$(0.24)	$(0.51)	$(0.44)	$(0.23)	$(0.24)	$(0.28)
Net increase (decrease) in net asset value	$(0.01)	$0.19	$(0.14)	$(0.54)	$0.18	$(0.28)
Net asset value, end of period	$8.91	$8.92	$8.73	$8.87	$9.41	$9.23
Total return (c)	2.65%(d)	8.30%	3.55%	(3.29)%	4.63%	0.05%
Ratio of net expenses to average net assets	0.46%(e)	0.46%	0.46%	0.46%	0.46%	0.46%
Ratio of net investment income (loss) to average net assets	5.37%(e)	5.68%	4.87%	2.34%	2.33%	2.80%
Portfolio turnover rate	11%(d)	40%	54%	68%	43%	113%
Net assets, end of period (in thousands)	$1,054,466	$787,627	$284,372	$270,281	$274,235	$286,499
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.53%(e)	0.55%	0.59%	0.57%	0.60%	0.59%
Net investment income (loss) to average net assets	5.30%(e)	5.59%	4.74%	2.23%	2.19%	2.67%
*	Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Amount rounds to less than $0.01 or $(0.01) per share.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(d)	Not annualized.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/2563

Notes to Financial Statements  |  2/28/25
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer Short Term Income Fund (the “Fund”) is one of 29 portfolios comprising Victory Portfolios IV Trust (the “Trust”), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund, which commenced operations on April 1, 2025, is the successor to Pioneer Short Term Income Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of Class A, Class C, Class C2, Class K and Class Y shares in exchange for the Fund’s Class A, Class C, Class C, Class R6 and Class Y shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. Accordingly, the Reorganization, which was a tax-free exchange, had no effect on the Fund’s operations. The Fund’s investment objective is to seek long-term capital growth.
The Fund offers four classes of shares designated as Class A, Class C, Class R6 and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Trust Instrument of the Trust gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class R6 shares or Class Y shares.
Victory Capital Management Inc. (“VCM” or the “Adviser”), the Fund’s investment adviser, is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC. Victory Capital
64Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. In accordance with Rule 18f-4, the Fund has established and maintains a comprehensive derivatives risk management program, has appointed a derivatives risk manager and complies with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”).
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Chief Executive Officer (CEO) has been identified as the Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/2565

A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
66Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/2567

Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of February 28, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended August 31, 2024 was as follows:
2024
Distributions paid from:
Ordinary income	$35,576,762
Total	$35,576,762
The following shows the components of distributable earnings (losses) on a federal income tax basis at August 31, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$567,536
Capital loss carryforward	(55,077,684)
Other book/tax temporary differences	(619,880)
Net unrealized appreciation	3,913,446
Total	$(51,216,582)
68Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

The difference between book-basis and tax-basis net unrealized appreciation is attributable to adjustments insurance-linked securities, straddle loss deferrals, the tax treatment of premium and amortization, and the mark to market of futures contracts.
D.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor did not earn underwriting commissions on the sale of Class A shares during the six months ended February 28, 2025.
E.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
During the periods covered by these financial statements, distribution fees were calculated based on the average daily net asset value attributable to Class A, Class C and Class C2 shares of the Predecessor Fund, respectively (see Note 5). Class K and Class Y shares of the Predecessor Fund did not pay distribution fees. All expenses and fees paid to the Predecessor Fund’s transfer agent for its services were allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.
During the periods covered by these financial statements, distributions to shareholders were recorded as of the ex-dividend date. During the periods covered by these financial statements, distributions paid by the Predecessor Fund with respect to each class of shares were calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class C2, Class K and Class Y shares of the Predecessor Fund reflected different transfer agent and distribution expense rates.
F.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions,
Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/2569

recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
70Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/2571

The Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
Normally, at least 80% of the Fund’s net assets are invested in debt securities that are rated investment grade at the time of purchase or cash and cash equivalents.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
The Fund invests in below-investment-grade (high-yield) debt securities. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to
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value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The Fund may invest in mortgage-related and asset-backed securities. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rate than other types of debt securities. These securities are also subject to prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments offered by non-governmental issuers and those that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the Fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.
The Fund may invest in credit risk transfer securities. Credit risk transfer securities are unguaranteed and unsecured debt securities issued by government sponsored enterprises and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored enterprise fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored enterprise or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business
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continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
G.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at February 28, 2025 are listed in the Schedule of Investments.
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H.	Insurance-Linked Securities (“ILS”)
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
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I.	Futures Contracts
The Fund may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at February 28, 2025 is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of long position and short position futures contracts during the six months ended February 28, 2025 were $315,598,771 and $36,704,394, respectively. Open futures contracts outstanding at February 28, 2025 are listed in the Schedule of Investments.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate equal to 0.35% of the Fund’s average daily net assets up to $1 billion and 0.30% on assets over $1 billion. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi
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US”) served as the investment adviser of the Predecessor Fund.  Under an investment management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate of 0.35% of the Predecessor Fund’s average daily net assets up to $1 billion and 0.30% of the Predecessor Fund’s average daily net assets over $1 billion. For the six months ended February 28, 2025, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.34% (annualized) of the Predecessor Fund’s average daily net assets.
The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed  0.83%, 0.99%, 0.46%, and 0.46%  of the Fund’s Class A, Class C, Class R6, and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees. There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above.
Prior to the Reorganization, Amundi US contractually agreed to waive and/or reimburse ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) of the Fund to the extent required to reduce Fund expenses to 0.83%, 0.46% and 0.46% of the average daily net assets attributable to Class A, Class K and Class Y shares of the Predecessor Fund, respectively. Fees waived and expenses reimbursed during the six months ended February 28, 2025 are reflected on the Statement of Operations.
In addition, under the Predecessor Fund’s management and administration agreements with Amundi US, certain other services and costs, including accounting, regulatory reporting and insurance premiums, were paid by the Predecessor Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $35,209 in management fees payable to Amundi US at February 28, 2025.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation
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to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the six months ended February 28, 2025, the Predecessor Fund paid $26,830 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At February 28, 2025, on its Statement of Assets and Liabilities, the Predecessor Fund had a payable for Trustees’ fees of $8,471 and a payable for administrative expenses of $32,451, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund and the Predecessor Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Predecessor Fund’s omnibus relationship contracts.
In addition, during the periods covered by the financial statements the Predecessor Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended February 28, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$2,852
Class C	2,130
Class C2	28
Class K	119
Class Y	38,887
Total	$44,016
5. Distribution Plan
The Predecessor Fund adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class C and Class C2 shares. Pursuant to the Plan, the Predecessor Fund paid its distributor 0.20% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Predecessor Fund also paid its distributor 0.50% of the average daily net assets attributable to Class C and Class C2 shares. The fee for Class C and Class C2 shares consisted of a 0.25% service fee and a 0.25% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C
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and Class C2 shares. In the Reorganization, Class C2 shares of the Predecessor Fund were reorganized into Class C shares of the Fund. Reflected on the Statement of Assets and Liabilities is $3,622 in distribution fees payable to Amundi Distributor US, Inc, the Predecessor Fund’s distributor, at February 28, 2025.
In addition, redemptions of Class C2 shares of the Predecessor Fund were subject to a contingent deferred sales charge (“CDSC”). Redemptions of Class C2 shares within 12 months of purchase were subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remained subject to any CDSC that applied to the original purchase of those shares. Proceeds from the CDSCs were paid to the Predecessor Fund’s distributor. For the six months ended February 28, 2025, CDSCs in the amount of $449 were paid to Amundi Distributor US, Inc, the Predecessor Fund’s distributor.
6. Line of Credit Facility
During the periods covered by these financial statements, the Predecessor Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Borrowings were used solely for temporary or emergency purposes. The Predecessor Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Predecessor Fund’s prospectus and the 1940 Act. The Predecessor Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the six months ended February 28, 2025, the Predecessor Fund had no borrowings under the credit facility.
7. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
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Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at February 28, 2025, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Assets
Net unrealized appreciation on futures contracts^	$1,035,185	$—	$—	$—	$—
Total Value	$1,035,185	$—	$—	$—	$—

^	Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the assets and/or liabilities on the Statement of Assets and Liabilities.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at February 28, 2025 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$(2,465,486)	$—	$—	$—	$—
Total Value	$(2,465,486)	$—	$—	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$1,184,736	$—	$—	$—	$—
Total Value	$1,184,736	$—	$—	$—	$—
8. Unfunded Loan Commitments
The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by the Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are fair valued in accordance with the
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valuation policy described in Note 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
As of February 28, 2025, the Predecessor Fund had no unfunded loan commitments outstanding.
9. Subsequent Event
On April 1, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). The purpose of this transaction was to combine two funds with similar investment objectives and strategies.
This tax-free Reorganization was accomplished by exchanging the assets and liabilities of the Predecessor Fund for shares of the Fund. Shareholders holding Class A, Class C, Class C2, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6 and Class Y shares of the Fund, respectively, in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $1,299,454,157 and an identified cost of $1,295,460,456 at April 1, 2025, was the principal asset acquired by the Fund.
The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
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Approval of Investment Advisory Agreement with Victory Capital Management Inc.
Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Short Term Income Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).
The Fund is newly-organized and was established in connection with the reorganization of Pioneer Short Term Income Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”).  The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”).  The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on March 27, 2025 and was consummated on April 1, 2025.
The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024.  The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.
To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement.  Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate.  In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders.  The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for
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additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.
Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees.  The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.
The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.
Among other things, the Trustees considered:
(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;
(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;
(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed,
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and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;
(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;
(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;
(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;
(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;
(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;
(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;
(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;
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(xi) that Victory Capital had acquired and integrated several investment management companies;
(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and
(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.
Certain of these considerations are discussed in more detail below.
The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund: (i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale.  The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund.  In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.
At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement.  In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below.  The Trustees did not identify any single factor as the controlling factor in their determinations.
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Nature, Extent and Quality of Services
The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization.  The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund.  The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.
The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation.  The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund.  The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise.  The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.
The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel.  The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement.  The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business.
The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business
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management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement.  The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs.  The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.
Performance of the Fund
The Fund is newly-organized and does not have a performance history.  The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization.  In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index.  They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis.  The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.
In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise.  The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.
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Advisory Fee and Expenses
The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund.  The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization.  The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024.  The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.
Profitability
The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund.  The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund.  The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital.  The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages.  The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability.  The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for
88Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

allocating expenses.  The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund.  The Trustees noted the breakpoints in the management fee schedule.  The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund.  The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses.  The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.
Other Benefits
The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund.  The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates.  The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business.  To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital.  The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets.  The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship,
Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/2589

including mutual brand recognition.  The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.
90Victory Pioneer Short Term Income Fund | Semi-Annual | 2/28/25

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-235-8396
Visit our web site: www.vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
www.vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 19127-19-0425

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

N/A

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Trustees’ fees paid by the Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESMENT ADVISORY CONTRACT. (Unaudited)

Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Short Term Income Fund (the“Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).The Fund is newly-organized and was established in connection with the reorganization of Pioneer Short Term Income Fund (the “Predecessor Fund”)into the Fund (the “Reorganization”). The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the“Transaction”). The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on March 27, 2025 and was consummated on April 1, 2025.

The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.

To assist the Trustees in their consideration of the Investment AdvisoryAgreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’requests for information sought information relevant to the Trustees’consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, toreview information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and theTransaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.

Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US,Victory Capital or counsel to the Fund were present.

The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.

Among other things, the Trustees considered:

(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;

(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;

(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;

(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;

(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;

(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;

(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;

(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;

(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;

(xi) that Victory Capital had acquired and integrated several investment management companies;

(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and

(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.

Certain of these considerations are discussed in more detail below. The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund:

(i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and

(ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.

At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.

Nature, Extent and Quality of Services

The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.

The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.

The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.

The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business.

The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization. Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.

Performance of the Fund

The Fund is newly-organized and does not have a performance history. The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization. In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index. They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.

In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.

Advisory Fee and Expenses

The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.

Profitability

The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.

Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Global Equity Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).

The Fund is newly-organized and was established in connection with the reorganization of Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”). The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on March 27, 2025 and was consummated on April 1, 2025.

The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.

To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.

Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.

The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.

Among other things, the Trustees considered:

(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;

(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;

(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;

(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;

(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;

(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;

(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;

(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;

(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund, except that the Fund is not required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities that the adviser believes adhere to “ESG criteria;”

(xi) that Victory Capital had acquired and integrated several investment management companies;

(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and

(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.

Certain of these considerations are discussed in more detail below. The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund:

(i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and

(ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.

At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.

Nature, Extent and Quality of Services

The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund, except that the Fund is not required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities that the adviser believes adhere to “ESG criteria.” The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed. The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.

The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.

The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business.

The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization. Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.

Performance of the Fund

The Fund is newly-organized and does not have a performance history. The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization. In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index. They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.

In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund, except that the Fund is not required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities that the adviser believes adhere to “ESG criteria.”

Advisory Fee and Expenses

The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.

Profitability

The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages.

The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.

Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Disciplined Growth Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).

The Fund is newly-organized and was established in connection with the reorganization of Pioneer Disciplined Growth Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”). The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on March 27, 2025 and was consummated on April 1, 2025.

The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.

To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.

Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.

The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.

Among other things, the Trustees considered:

(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;

(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;

(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;

(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;

(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;

(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;

(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;

(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;

(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;

(xi) that Victory Capital had acquired and integrated several investment management companies;

(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and

(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.

Certain of these considerations are discussed in more detail below. The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund:

(i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and

(ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.

At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.

Nature, Extent and Quality of Services

The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.

The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.

The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.

The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business. The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization. Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.

Performance of the Fund

The Fund is newly-organized and does not have a performance history. The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization. In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index. They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.

In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.

Advisory Fee and Expenses

The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.

Profitability

The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

N/A

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

N/A

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

N/A

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

N/A

ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below: Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Victory Portfolios IV Trust

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date May 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date May 9, 2025

By (Signature and Title)* /s/ Carol D. Trevino

Carol D. Trevino, Treasurer and Principal Financial Officer

Date May 9, 2025

*	Print the name and title of each signing officer under his or her signature.